Filed electronically with the Securities and Exchange Commission on October ,
1995


                                                               File No. 33-5724
                                                               File No. 811-4670

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.
                  Post-Effective Amendment No.     24

                                             and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.    27


                            Scudder Global Fund, Inc.
                            -------------------------
               (Exact name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
                       -----------------------------------
               (Address of Principal Executive Offices) (Zip Code)

             Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                                 --------------

                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

                    immediately upon filing pursuant to paragraph (b)
          -----

           X        on November 1, 1995 pursuant to paragraph (b)
          -----

                    60 days after filing pursuant to paragraph (a)(i)
          -----

                    on _______________ pursuant to paragraph (a)(i)
          -----

                    75 days after filing pursuant to paragraph (a)(ii)
          -----

                    on _______________ pursuant to paragraph (a)(ii) of Rule 485
          -----

If appropriate, check the following:

                  this post-effective amendment designates a new effective date
          -----   for a previously filed post-effective amendment

The Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal year on August 24, 1995.

                            SCUDDER GLOBAL FUND, INC.

     Calculation of Registration Fee under the Securities Act of 1933


                                     Proposed       Proposed
     Title of                         Maximum        Maximum
    Securities         Amount        Offering       Aggregate      Amount of
      Being             Being        Price Per      Offering     Registration
    Registered       Registered      Share (1)     Price (1,2)      Fee (2)
    ----------       ----------     ----------     ----------     ----------
Shares of Capital
Stock, $.01 par
value

Scudder Global        1,050,062       $26.79        $290,000        $100.00
Fund

Scudder              29,606,125       $11.39        $290,000        $100.00
International Bond
Fund                                                                -------
                                                                    $200.00

This Post-Effective Amendment No. 24 seeks to register 1,050,062 and 29,606,125 additional shares of capital stock of Scudder Global Fund and Scudder International Bond Fund, respectively, under the Securities Act of 1933.

(1) Computed under Rule 457(d) on the basis of the net asset value per share of registrant's shares of capital stock at the close of business on October 2, 1995. The above calculation shall not be deemed a representation as to the actual offering price.

(2)  Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940.

                                                Scudder          Scudder
                                                 Global       International
                                                  Fund          Bond Fund

(a)  Total number of shares redeemed during    13,238,579       56,895,509
     previous fiscal year

(b)  Total number of shares included in (a)         - 0 -            - 0 -
     previously used under Rule 24e-2 this
     fiscal year

(c)  Total number of shares included in (a)    12,199,342       27,314,845
     previously used under Rule 24f-2(c)
     this fiscal year

(d)  Total number of shares included in (a)     1,039,237       29,580,664
     being used to reduce maximum aggregate
     offering price in this Post-Effective
     Amendment

                                  SCUDDER GLOBAL FUND, INC.
                                     SCUDDER GLOBAL FUND
                                    CROSS-REFERENCE SHEET

                                 Items Required by Form N-1A

PART A

      Item No.       Item Caption                     Prospectus Caption
      --------       ------------                     ------------------
        1.           Cover Page                       COVER PAGE

        2.           Synopsis                         EXPENSE INFORMATION

        3.           Condensed Financial              FINANCIAL HIGHLIGHTS
                     Information

        4.           General Description of           INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                       RISKS OF GLOBAL INVESTING
                                                      WHY INVEST IN THE FUND?
                                                      ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                      FUND ORGANIZATION

        5.           Management of the Fund           A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                      INTERNATIONAL INVESTMENT
                                                      EXPERIENCE FUND
                                                      ORGANIZATION--Investment
                                                      adviser and Transfer agent
                                                      SHAREHOLDER BENEFITS--A
                                                      team approach to investing

        5A.          Management's Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other          SHAREHOLDER BENEFITS--Dividend reinvestment plan
                     Securities                       DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital gains distributions
                                                      FUND ORGANIZATION
                                                      HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being     PURCHASES
                     Offered                          TRANSACTION INFORMATION
                                                      INVESTMENT PRODUCTS AND SERVICES
                                                      SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                      FUND ORGANIZATION--Underwriter

        8.           Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                      TRANSACTION INFORMATION--Redeeming shares

        9.           Pending Legal Proceedings        NOT APPLICABLE

                                                     Cross Reference - Page 1


                                     SCUDDER GLOBAL FUND
                                         (continued)

PART B
                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    ORGANIZATION OF THE FUNDS


       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES
                    Policies

       14.          Management of the Fund             DIRECTORS AND OFFICERS
                                  REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           ADDITIONAL INFORMATION--Experts and Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS--Brokerage Commissions and Portfolio
                                                            Turnover

       18.          Capital Stock and Other            ORGANIZATION OF THE FUNDS
                    Securities

       19.          Purchase, Redemption and           PURCHASES AND EXCHANGES
                    Pricing of Securities Being        REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUNDS--
                                                            Dividend and Capital Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       NET ASSET VALUE

       20.          Tax Status                         TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS

                                                     Cross Reference - Page 2


                                  SCUDDER GLOBAL FUND, INC.
                               SCUDDER INTERNATIONAL BOND FUND

                                    CROSS-REFERENCE SHEET

                                 Items Required By Form N-1A

PART A

     Item No.        Item Caption                     Prospectus Caption

        1.           Cover Page                       COVER PAGE

        2.           Synopsis                         EXPENSE INFORMATION

        3.           Condensed Financial              FINANCIAL HIGHLIGHTS
                     Information

        4.           General Description of           INVESTMENT OBJECTIVES AND POLICIES
                     Registrant                       INTERNATIONAL BOND INVESTING
                                                      WHY INVEST IN THE FUND?
                                                      SPECIAL RISK CONSIDERATIONS
                                   INVESTMENTS
                                                      ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                      FUND ORGANIZATION

        5.           Management of the Fund           A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                      INTERNATIONAL INVESTMENT
                                                      EXPERIENCE FUND
                                                      ORGANIZATION--Investment
                                                      adviser and Transfer agent
                                                      SHAREHOLDER BENEFITS--A
                                                      team approach to investing

        5A.          Management's Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other          SHAREHOLDER BENEFITS--Dividend reinvestment plan
                     Securities                       DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital gains distributions
                                                      FUND ORGANIZATION
                                                      HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being     PURCHASES
                     Offered                          TRANSACTION INFORMATION
                                                      INVESTMENT PRODUCTS AND SERVICES
                                                      SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                      FUND ORGANIZATION--Underwriter

        8.           Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                      TRANSACTION INFORMATION--Redeeming shares

        9.           Pending Legal Proceedings        NOT APPLICABLE

                                                     Cross Reference - Page 3


                               SCUDDER INTERNATIONAL BOND FUND
                                         (continued)

PART B

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    ORGANIZATION OF THE FUNDS

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES
                    Policies

       14.          Management of the Fund             DIRECTORS AND OFFICERS
                                  REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           ADDITIONAL INFORMATION--Experts and Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS--Brokerage Commissions and Portfolio
                                                            Turnover

       18.          Capital Stock and Other            ORGANIZATION OF THE FUNDS
                    Securities

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUNDS--Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       NET ASSET VALUE

       20.          Tax Status                         TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS

                                                     Cross Reference - Page 4


                                  SCUDDER GLOBAL FUND, INC.
                            SCUDDER SHORT TERM GLOBAL INCOME FUND

                                    CROSS-REFERENCE SHEET

                                 Items Required By Form N-1A

PART A

     Item No.        Item Caption                     Prospectus Caption

        1.           Cover Page                       COVER PAGE

        2.           Synopsis                         EXPENSE INFORMATION

        3.           Condensed Financial              FINANCIAL HIGHLIGHTS
                     Information

        4.           General Description of           INVESTMENT OBJECTIVES AND POLICIES
                     Registrant                       WHY INVEST IN THE FUND?
                                                      SPECIAL RISK CONSIDERATIONS
                                   INVESTMENTS
                                                      ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                      FUND ORGANIZATION

        5.           Management of the Fund           A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                      WHY INVEST IN THE FUND?
                                                      FUND ORGANIZATION--Investment adviser, Transfer, Dividend-paying and Shareholder Service Agent
                                                      SHAREHOLDER BENEFITS--A team approach to investing

        5A.          Management's Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other          SHAREHOLDER BENEFITS--Toll-Free Telephone service and
                     Securities                            information, Dividend reinvestment plan
                                                      DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital gains distributions
                                                      FUND ORGANIZATION
                                                      HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being     PURCHASES
                     Offered                          TRANSACTION INFORMATION
                                                      INVESTMENT PRODUCTS AND SERVICES
                                                      SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                      FUND ORGANIZATION--Underwriter

        8.           Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                      TRANSACTION INFORMATION--Redeeming shares

        9.           Pending Legal Proceedings        NOT APPLICABLE

                                                     Cross Reference - Page 5


                                  SCUDDER GLOBAL FUND, INC.
                            SCUDDER SHORT TERM GLOBAL INCOME FUND
                                         (continued)

PART B

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES
                    Policies

       14.          Management of the Fund             DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS--Brokerage Commissions and Portfolio
                                                            Turnover

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--Distribution Plans
                                                       SPECIAL PLAN ACCOUNTS
                                                       DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       NET ASSET VALUE

       20.          Tax Status                         TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS

                                                     Cross Reference - Page 6


                                  SCUDDER GLOBAL FUND, INC.
                              SCUDDER GLOBAL SMALL COMPANY FUND

                                    CROSS-REFERENCE SHEET

                                 Items Required By Form N-1A

PART A

     Item No.        Item Caption                     Prospectus Caption

        1.           Cover Page                       COVER PAGE

        2.           Synopsis                         EXPENSE INFORMATION

        3.           Condensed Financial              FINANCIAL HIGHLIGHTS
                     Information

        4.           General Description of           INVESTMENT OBJECTIVES AND POLICIES
                     Registrant                       SPECIAL RISK CONSIDERATIONS
                                                      WHY INVEST IN THE FUND?
                                                      ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                      FUND ORGANIZATION

        5.           Management of the Fund           A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                      INTERNATIONAL INVESTMENT
                                                      EXPERIENCE FUND
                                                      ORGANIZATION--Investment
                                                      Adviser, Transfer Agent
                                                      SHAREHOLDER BENEFITS--A
                                                      team approach to investing

        5A.          Management's Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other          SHAREHOLDER BENEFITS--Toll-Free Telephone Service and
                     Securities                            Information, Dividend Reinvestment Plan
                                                      FUND ORGANIZATION--Dividends and capital gains distributions
                                                      HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being     PURCHASES
                     Offered                          TRANSACTION INFORMATION
                                                      INVESTMENT PRODUCTS AND SERVICES
                                                      SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                      FUND ORGANIZATION--Underwriter

        8.           Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                      TRANSACTION INFORMATION--Redeeming shares

        9.           Pending Legal Proceedings        NOT APPLICABLE

                                                     Cross Reference - Page 7


                                  SCUDDER GLOBAL FUND, INC.
                              SCUDDER GLOBAL SMALL COMPANY FUND
                                         (continued)

PART B

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES
                    Policies

       14.          Management of the Fund             DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS--Brokerage Commissions and Portfolio
                                                            Turnover

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--
                                                            Distribution Plans
                                                       SPECIAL PLAN ACCOUNTS
                                                       DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       NET ASSET VALUE

       20.          Tax Status                         TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS

                                                     Cross Reference - Page 8


                                  SCUDDER GLOBAL FUND, INC.
                            SCUDDER EMERGING MARKETS INCOME FUND

                                    CROSS-REFERENCE SHEET

                                 Items Required By Form N-1A

PART A

     Item No.        Item Caption                     Prospectus Caption

        1.           Cover Page                       COVER PAGE

        2.           Synopsis                         EXPENSE INFORMATION

        3.           Condensed Financial              FINANCIAL HIGHLIGHTS
                     Information

        4.           General Description of           INVESTMENT OBJECTIVES AND POLICIES
                     Registrant                       WHY INVEST IN THE FUND?
                                                      ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                      SPECIAL RISK CONSIDERATIONS
                                                      FUND ORGANIZATION

        5.           Management of the Fund           A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                      INTERNATIONAL INVESTMENT
                                                      EXPERIENCE FUND
                                                      ORGANIZATION--Investment
                                                      adviser, Transfer agent
                                                      SHAREHOLDER BENEFITS--A
                                                      team approach to investing

        5A.          Management's Discussion          NOT APPLICABLE
                     of Fund Performance

        6.           Capital Stock and Other          SHAREHOLDER BENEFITS--Toll-Free Telephone Service and
                     Securities                            Information, Dividend reinvestment plan
                                                      DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital gains distributions
                                                      FUND ORGANIZATION
                                                      HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being     PURCHASES
                     Offered                          TRANSACTION INFORMATION
                                                      INVESTMENT PRODUCTS AND SERVICES
                                                      SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                      FUND ORGANIZATION--Underwriter

        8.           Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                      TRANSACTION INFORMATION--Redeeming shares

        9.           Pending Legal Proceedings        NOT APPLICABLE

                                                     Cross Reference - Page 9


                            SCUDDER EMERGING MARKETS INCOME FUND
                                         (continued)

PART B

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVES AND POLICIES
                    Policies

       14.          Management of the Fund             DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS--Brokerage Commissions and Portfolio
                                                            Turnover

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--Distribution Plans
                                                       SPECIAL PLAN ACCOUNTS
                                                       DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       NET ASSET VALUE

       20.          Tax Status                         TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS

                                                    Cross Reference - Page 10

This prospectus sets forth concisely the information about Scudder Global Fund, a series of Scudder Global Fund, Inc., an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.


If you require more detailed information, a Statement of Additional Information dated November 1, 1995, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 4.
Scudder
Global
Fund


Prospectus
November 1, 1995


A pure no-load(TM) (no sales charges) mutual fund series which seeks long-term growth of capital from worldwide investing.

Expense information

How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Global Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)              NONE
     Commissions to reinvest dividends                              NONE
     Redemption fees                                                NONE*
     Fees to exchange shares                                        NONE


2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended June 30, 1995.

     Investment management fee                                      0.97%
     12b-1 fees                                                     NONE
     Other expenses                                                 0.41%
     Total Fund operating expenses                                  1.38%


Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)


     1 Year          3 Years         5 Years           10 Years
     ------          -------         -------           --------
       $14             $44             $76               $166


See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

 * You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

Financial highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated June 30, 1995 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                                                               FOR THE PERIOD
                                                                                                                JULY 23, 1986
                                                                                                                (COMMENCEMENT
                                                          YEARS ENDED JUNE 30,                                 OF OPERATIONS)
                                    -------------------------------------------------------------------------    TO JUNE 30,
                                      1995     1994(d)    1993      1992     1991     1990     1989      1988        1987
                                    -------------------------------------------------------------------------  --------------
Net asset value,
 beginning of period.............   $23.93   $21.63     $19.56    $18.06   $20.36   $17.64   $14.47    $15.42      $12.00
                                    ------   ------     ------    ------   ------   ------   ------    ------      ------
Income from investment
 operations:
 Net investment income...........      .25      .23        .15       .19      .40      .19      .19       .18         .05
 Net realized and unrealized
   gain (loss) on investment
   transactions..................     1.91     2.57       2.42      2.28    (1.50)    3.28     3.20      (.82)       3.37
                                    ------   ------     ------    ------   ------   ------   ------    ------      ------
Total from investment operations      2.16     2.80       2.57      2.47    (1.10)    3.47     3.39      (.64)       3.42
                                    ------   ------     ------    ------   ------   ------   ------    ------      ------
Less distributions from:
 Net investment income...........     (.11)    (.24)      (.16)     (.31)    (.37)    (.20)    (.14)     (.06)          -
 Net realized gains on
   investment transactions.......     (.34)    (.26)      (.34)     (.66)    (.83)    (.55)    (.08)     (.25)          -
                                    ------   ------     ------    ------   ------   ------   ------    ------      ------
Total distributions..............     (.45)    (.50)      (.50)     (.97)   (1.20)    (.75)    (.22)     (.31)          -
                                    ------   ------     ------    ------   ------   ------   ------    ------      ------
Net asset value, end of period...   $25.64   $23.93     $21.63    $19.56   $18.06   $20.36   $17.64    $14.47      $15.42
                                    ======   ======     ======    ======   ======   ======   ======    ======      ======
TOTAL RETURN (%).................     9.11    12.99      13.45     14.09    (5.20)   20.00    23.90     (4.45)      28.50**
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  ($ millions)...................    1,168    1,096        577       371      268      257       91        81         102
Ratio of operating expenses,
  to average daily net
  assets (%).....................     1.38     1.45       1.48      1.59     1.70     1.81     1.98      1.71(b)     1.84*(a)
Ratio of net investment income to
  average daily net assets (%)...     1.03      .97        .90      1.09     2.21     1.77     1.22      1.23         .63*
Portfolio turnover rate (%)......     44.4     59.7       64.9      44.6     85.0(c)  38.3     30.7      53.8        32.2*

(a)   The Adviser did not impose all of its management fee during the period July 23, 1986 (commencement of operations) to
      December 31, 1986, amounting to $.01 per share.

(b)   The Adviser absorbed a portion of the Fund's expenses exclusive of management fees, amounting to $.03 per share.

(c)   The portfolio turnover rate on equity securities and debt securities was 62.7% and 174.4%, respectively, based on average monthly equity holdings and average monthly debt holdings.

(d)   Per share amounts have been calculated using weighted average shares outstanding.

  *   Annualized

 **   Not annualized

A message from Scudder's chairman

Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $90 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.


Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Funds Centers.


All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

                                        /s/Daniel Pierce


Scudder Global Fund

Investment objective

*    long-term growth of capital from global investment markets

Investment characteristics

*    worldwide investing with international investment risk

* efficient vehicle for investors to participate in investments denominated in U.S. and foreign currencies


Contents


Investment objective and policies                      5

Investment results                                     6

Risks of global investing                              6

Why invest in the Fund?                                7

International investment experience                    8

Additional information about policies
   and investments                                     8

Distribution and performance information              11

Fund organization                                     11

Purchases                                             12

Exchanges and redemptions                             13

Transaction information                               14

Shareholder benefits                                  17

Directors and Officers                                20

Investment products and services                      21

How to contact Scudder                                22

Investment objective and policies

Scudder Global Fund (the "Fund"), a series of Scudder Global Fund, Inc., seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks. The Fund invests on a worldwide basis in equity securities of companies which are incorporated in the U.S. or in foreign countries. It also may invest in the debt securities of U.S. and foreign issuers. Income is an incidental consideration.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. Shareholders will receive written notice of any changes in the Fund's objective. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Investments

The Fund invests in companies that the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), believes will benefit from global economic trends, promising technologies or products and specific country opportunities resulting from changing geopolitical, currency or economic relationships. It is expected that investments will be spread broadly around the world. The Fund will be invested usually in securities of issuers located in at least three countries, one of which may be the U.S. The Fund may be invested 100% in non-U.S. issues, and for temporary defensive purposes may be invested 100% in U.S. issues, although under normal circumstances it is expected that both foreign and U.S. investments will be represented in the Fund's portfolio. It is expected that investments will include companies of varying size as measured by assets, sales or capitalization.

The Fund generally invests in equity securities of established companies listed on U.S. or foreign securities exchanges, but also may invest in securities traded over-the-counter. It also may invest in debt securities convertible into common stock, and convertible and non-convertible preferred stock, and fixed-income securities of governments, government agencies, supranational agencies and companies when the Adviser believes the potential for appreciation will equal or exceed that available from investments in equity securities. These debt and fixed-income securities will be predominantly investment-grade securities, that is, those rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's ("S&P") or those of equivalent quality as determined by the Adviser. The Fund may not invest more than 5% of its total assets in debt securities rated Baa or below by Moody's, or BBB or below by S&P or deemed by the Adviser to be of comparable quality (see "Additional information about policies and investments --Risk factors").

The Fund may invest in zero coupon securities which pay no cash income and are issued at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Fixed-income securities also may be held for temporary defensive purposes when the Adviser believes market conditions so warrant and for temporary investment. Similarly, the Fund may invest in cash equivalents (including foreign money market instruments, such as bankers' acceptances, certificates of deposit, commercial paper, short-term government and corporate obligations and repurchase agreements) for temporary defensive purposes and for liquidity. The Fund may invest in closed-end investment companies holding foreign securities. In addition, the Fund may engage in strategic transactions.

Risks of global investing

Global investing involves economic and political considerations not typically found in U.S. markets. These considerations include changes in exchange rates and exchange rate controls (which may include suspension of the ability to


Investment results


Scudder Global Fund is designed for long-term  investors who can accept  international  investment risk. The dollar value of the Fund's portfolio securities  fluctuates with changes in market and economic conditions abroad and with changes in relative  currency  values.  Changes in the Fund's share price may not be related to changes in the U.S.
stock and bond markets. As with any long-term investment, the value of shares when sold may be higher or lower than when purchased.  For additional  information  concerning  risks of international  investment,  see "Risks of global investing."

Annual capital changes**
-------------------------
       Years Ended             Net Asset                                   Capital Gains
         June 30,             Value/Share            Dividends             Distributions            Capital Change
         --------             -----------            ---------             -------------            --------------
          1987*                   $15.42
          1988                     14.47                $.06                   $  .25                 -  4.88%
          1989                     17.64                 .14                      .08                 +  22.69
          1990                     20.36                 .20                      .55                 +  19.33
          1991                     18.06                 .37                      .83                 -   8.47
          1992                     19.56                 .31                      .66                 +  12.24
          1993                     21.63                 .16                      .34                 +  12.53
          1994                     23.93                 .24                      .26                 +  11.88
          1995                     25.64                 .11                      .34                 +   8.63

 Growth of a $10,000 investment                                                         Total Return
 ------------------------------                                                         ------------

       Years Ended                     Value of Initial
      June 30, 1995                   $10,000 Investment                   Average Annual             Cumulative
      -------------                   ------------------                   --------------             ----------
     One Year                                 $10,911                       +    9.11%                +   9.11%
     Five Years                                15,129                       +    8.63                +   51.29
     Life of the Fund                          27,638                       +   12.04                +  176.38

Performance  figures are  historical and all total return  calculations  assume  reinvestment  of capital gains and income  distributions.  Investor returns and principal value fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. *For the period July 23, 1986  (commencement  of operations) to
June 30, 1987.  **For a definition of "capital  change," see  "Distribution  and  performance  information."

These results are not intended to indicate future investment performance.


transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, less publicly available information, different accounting standards, lower trading volume and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on dividends and interest paid to the Fund), war, expropriation, political and social instability, and diplomatic developments.

Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of the Fund seeks to mitigate the risks associated with these considerations through diversification and active professional management.

The Fund is designed for long-term investors who can accept international investment risk. Since the Fund normally will be invested in both U.S. and foreign securities markets, changes in the Fund's share price may have a low correlation with movements in the U.S. markets. The Fund's share price will reflect the movements of both the different stock and bond markets in which it is invested and the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment performance. As with any long-term investment, the value of shares when sold may be higher or lower than when purchased. Because of the Fund's global investment policies and the investment considerations discussed above, investment in shares of the Fund should not be considered a complete investment program.

Why invest in the Fund?


The management of the Fund believes that there is substantial opportunity for long-term capital growth from a professionally managed portfolio of securities selected from the U.S. and foreign equity markets. This global investment framework seeks to take advantage of the investment opportunities created by the global economy. The world has become highly integrated in economic, industrial and financial terms. Companies increasingly operate globally as they purchase raw materials, produce and sell their products and raise capital. As a result, international trends such as movements in currency and trading relationships are becoming more important to many industries than purely domestic influences. To understand a company's business, it is frequently more important to understand how it is linked to the world economy than whether or not it is, for example, a U.S., French or Swiss company. Just as a company takes a global perspective in deciding where to operate, so too may an investor benefit from looking globally in deciding which industries are growing, which producers are efficient and which companies' shares are undervalued. The Fund affords the investor access to opportunities wherever they arise, without being constrained by the location of a company's headquarters or the trading market for its shares.


The Fund is designed for investors seeking worldwide equity opportunities in developed, newly industrialized and developing countries (some of these developing countries are located in Latin America and Africa). Like consumers who seek to buy a good product wherever it is made, the Fund seeks to find investment opportunities regardless of location. Because the Fund's portfolio invests globally, it provides the potential to augment returns available from the U.S. stock market. In addition, since U.S. and foreign markets do not always move in step with each other, a global portfolio will be more diversified than one invested solely in U.S. securities.

Investing directly in foreign securities is usually impractical for most investors because it presents complications and extra costs. Investors often find it difficult to arrange purchases and sales, to obtain current information, to hold securities in safekeeping and to convert the value of their investments from foreign currencies into dollars. The Fund manages these problems for the investor. With a single investment, the investor has a diversified worldwide investment portfolio which is managed actively by experienced professionals. The Adviser has had many years of experience investing in foreign markets and dealing with trading, custody and currency transactions around the world. The Adviser has the benefit of information it receives from worldwide sources and believes the Fund affords investors an efficient and cost-effective method of investing worldwide.

In addition, the Fund offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.

International investment experience


The Adviser has been a leader in international investment management for over 40 years. Its investment company clients include Scudder International Fund, which invests primarily in foreign securities and was initially incorporated in Canada in 1953 as the first foreign investment company registered with the United States Securities and Exchange Commission, Scudder International Bond Fund, which invests internationally, Scudder Short Term Global Income Fund and Scudder Global Small Company Fund which invest worldwide, Scudder Greater Europe Growth Fund which invests primarily in the equity securities of European companies, The Japan Fund, Inc., which invests primarily in securities of Japanese companies, Scudder Latin America Fund, which invests in Latin American issuers, and Scudder Pacific Opportunities Fund, which invests in issuers located in the Pacific Basin, with the exception of Japan and Scudder Emerging Markets Income Fund, which invests in debt securities issued in emerging markets. The Adviser also manages the assets of eight closed-end investment companies investing in foreign securities: The Argentina Fund, Inc., The Brazil Fund, Inc., The First Iberian Fund, Inc., The Korea Fund, Inc., The Latin America Dollar Income Fund, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc. and Scudder World Income Opportunities Fund, Inc. Assets of international investment company clients of the Adviser exceeded $___ billion as of September 30, 1995.


Additional information about policies and investments

Investment restrictions

The Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to maintain the portfolio's diversity and reduce investment risk.

The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes and may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements.


In addition, as a matter of nonfundamental policy, the Fund may not invest more than 10% of its total assets, in the aggregate, in securities which are not readily marketable, restricted securities and repurchase agreements maturing in more than seven days.

A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Fund's Statement of Additional Information.


Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price.

Strategic Transactions and derivatives


The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.


In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.


Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to sellers of the securities before repurchase under a repurchase agreement, the Fund may encounter delay and incur costs including a decline in the value of the securities, before being able to sell the securities.


Debt securities. The Fund will invest no more than 5% of its total assets in debt securities rated BBB or Baa or below or in unrated securities. Securities rated below BBB/Baa are commonly referred to as "junk bonds." The lower the quality of such debt securities, the greater their risks render them like equity securities. The Fund may invest in securities which are rated as low as C by Moody's or D by S&P at the time of purchase. Such securities may be in default with respect to payment of principal or interest.

Zero coupon securities. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current cash distributions of interest.


Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

Distribution and performance information

Dividends and capital gains distributions


The Fund intends to distribute any dividends from net investment income and any net realized capital gains after utilization of capital loss carryforwards, if any, in November or December although an additional distribution may be made, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.


Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of dividends from net investment income may qualify for the dividends-received deduction for corporations. Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries.

The Fund sends detailed tax information about the amount and type of its distributions to its shareholders by January 31 of the following year.

Performance information


From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming that the investment has been held for periods of one year, five years and the life of the Fund. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that dividends and capital gains distributions during the period were reinvested. "Capital change" measures return from capital, including reinvestment of any capital gains distributions but does not include the reinvestment of dividends. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.


Fund organization

The Fund is a diversified series of Scudder Global Fund, Inc. (the "Corporation"), an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Corporation was organized as a Maryland corporation in May 1986.

The Fund's activities are supervised by the Corporation's Board of Directors. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Fund is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for

(Continued on page 14)


Purchases
 Opening             Minimum initial investment: $1,000; IRAs $500
 an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.

 Make checks         o  By Mail              Send your completed and signed application and check
 payable to "The
 Scudder Funds."
                                                 by regular mail to:       or          by express, registered,
                                                                                       or certified mail to:

                                                 The Scudder Funds                     Scudder Shareholder Services
                                                 P.O. Box 2291                         Center
                                                 Boston, MA                            42 Longwater Drive
                                                 02107-2291                            Norwell, MA
                                                                                       02061-1612


                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire following these tables for details, including the ABA wire transfer number. Then call 1-800-225-5163 for instructions.

                     o  In Person            Visit one of our Funds Centers to complete your application with the help of a Scudder representative. Funds Center locations are listed under
                                             Shareholder benefits.
 -----------------------------------------------------------------------------------------------------------------------
 Purchasing          Minimum additional investment: $100; IRAs $50
 additional shares   Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.

 Make checks         o  By Mail              Send a check with a Scudder investment slip, or with a letter of
 payable to "The                             instruction including your account number and the complete Fund name, to
 Scudder Funds."                             the appropriate address listed above.

                     o  By Wire              Please see Transaction information--Purchasing shares-- By wire following these tables for details, including the ABA wire transfer number.

                     o  In Person            Visit one of our Funds Centers to make an additional investment in your
                                             Scudder fund account. Funds Center locations are listed under Shareholder benefits.

                     o  By Telephone         You may purchase additional shares in an amount of $10,000 or more.
                                             Please call 1-800-225-5163 for more details.

                     o  By Automatic         You may arrange to make investments on a regular basis through automatic
                        Investment Plan      deductions from your bank checking account. Please call 1-800-225-5163
                        ($50 minimum)        for more information and an enrollment form.


                                       12

Exchanges and redemptions


 Exchanging shares Minimum investments: $1,000 to establish a new account; $100 to exchange among existing accounts


                   o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).

                   o By Mail          Print or type your instructions and include:
                     or Fax             -   the name of the Fund and the account number you are exchanging from;
                                        -   your name(s) and address as they appear on your account;
                                        -   the dollar amount or number of shares you wish to exchange;
                                        -   the name of the Fund you are exchanging into; and
                                        -   your signature(s) as it appears on your account and a daytime telephone number.


                                      Send your instructions
                                      by regular mail to:    or     by express, registered,    or  by fax to:
                                                                    or certified mail to:


                                      The Scudder Funds             Scudder Shareholder Services   1-800-821-6234
                                      P.O. Box 2291                 Center
                                      Boston, MA 02107-2291         42 Longwater Drive
                                                                    Norwell, MA
                                                                    02061-1612
 -----------------------------------------------------------------------------------------------------------------------
 Redeeming shares  o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $50,000 sent to your address of record.

                   o By Mail          Send your instructions for redemption to the appropriate address or fax number
                     or Fax           above and include:
                                        -   the name of the Fund and account number you are redeeming from;
                                        -   your name(s) and address as they appear on your account;
                                        -   the dollar amount or number of shares you wish to redeem; and
                                        -   your signature(s) as it appears on your account and a daytime telephone number.


                                      A signature guarantee is required for redemptions over $50,000. See Transaction information--Redeeming shares following these tables.


                   o By Automatic     You may arrange to receive automatic cash payments periodically. Call
                     Withdrawal       1-800-225-5163 for more information and an enrollment form.
                     Plan

(Continued from page 11)

purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment management contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

The Fund retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage the Fund's daily investment and business affairs subject to the policies established by the Board of Directors. The Directors have overall responsibility for the management of the Fund under Maryland law.


For the fiscal year ended June 30, 1995, the Adviser received an investment management fee of 0.97% of the Fund's average daily net assets.

The Adviser receives an investment management fee for these services equal, on an annual basis, to 1.0% of the first $500 million of average daily net assets, 0.95% of such assets in excess of $500 million and 0.90% of such assets in excess of $1 billion.

Prior to September 6, 1995, the Adviser received on an annual basis, an investment management fee for its services equal to 1.0% of the first $500 million of average daily net assets and 0.95% of such assets in excess of $500 million.


The fee is graduated so that increases in the Fund's net assets may result in a lower fee rate and decreases in the Fund's net assets may result in a higher fee rate.

The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. This fee is higher than that charged many funds which invest primarily in U.S. securities, but not necessarily higher than the fees charged to funds with investment objectives similar to those of the Fund.

All the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment services.

Scudder, Stevens & Clark, Inc., is located at 345 Park Avenue, New York, New
York.

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a wholly-owned subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.

Underwriter


Scudder Investor Services, Inc., a wholly-owned subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Custodian

Brown Brothers Harriman & Co. is the Fund's custodian.

Fund accounting agent

Scudder Fund Accounting Corporation, a wholly-owned subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.


Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent in Boston receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption or exchange requests by telephone prior to the expiration of the seven-day period will not be accepted.


By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent in Boston. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

--   the name of the fund in which the money is to be invested,

--   the account number of the fund, and

--   the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By exchange. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.


By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.


Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.


If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $50,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $50,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price


Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.


Processing time

All purchase and redemption requests received in good order by the Fund's transfer agent in Boston by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.


If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).


Short-term trading

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $1,000, which amount may be changed by the Board of Directors. Scudder retirement plans have similar or lower minimum share balance requirements. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in sub-minimum accounts, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. Reductions in value that result solely from market activity will not trigger an involuntary redemption. The Fund will mail the proceeds of the redeemed account to the shareholder. The shareholder may restore the share balance to $1,000 or more during the 60-day notice period and must maintain it at no lower than that minimum to avoid involuntary redemption.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Corporation has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.


Shareholder benefits


Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing


Scudder Global Fund is managed by a team of Scudder investment professionals, who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.


Lead Portfolio Manager William E. Holzer has had day-to-day responsibility for Scudder Global Fund's worldwide strategy and investment themes since its inception in 1986. Mr. Holzer, who has over 20 years' experience in global investing, joined Scudder in 1980. Nicholas Bratt, Portfolio Manager, directs Scudder's overall global equity investment strategies. Mr. Bratt joined Scudder in 1976 and the team in 1993. Alice Ho, Portfolio Manager, joined the team in 1994 and is also responsible for implementing the Fund's strategy. Ms. Ho, who joined Scudder in 1986 as a member of the institutional and private investment counsel areas, has worked as a portfolio manager since 1989.

SAIL(TM)--Scudder Automated Information Line


For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.


Investment flexibility


Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.


Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you At the Helm, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Funds Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Funds Centers in Boca Raton, Boston, Chicago, Cincinnati, Los Angeles, New York, Portland (OR), San Diego, San Francisco and Scottsdale.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

Scudder tax-advantaged retirement plans


Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

* Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of $2,000 per person for anyone with earned income. Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax deferred basis. The Scudder No-Fee IRA charges no annual custodial fee.

* 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

* Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

* 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

* SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation.

* Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.


Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.


The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Directors and Officers


  Edmond D. Villani*
      Chairman of the Board and Director

  William E. Holzer*
      President

  Paul Bancroft III
      Director; Venture Capitalist and Consultant

  Nicholas Bratt*
      Director

  Thomas J. Devine
      Director; Consultant

  William H. Gleysteen, Jr.
      Director; President, The Japan Society, Inc.


  William H. Luers
      Director; President, The Metropolitan Museum of Art


  Daniel Pierce*
      Director and Vice President

  Robert G. Stone, Jr.
      Director; Chairman of the Board and Director, Kirby Corporation

  Robert W. Lear
      Honorary Director; Executive-in-Residence, Visiting Professor, Columbia University Graduate School of Business

  Jerard K. Hartman*
      Vice President

  Thomas W. Joseph*
      Vice President

  Douglas M. Loudon*
      Vice President

  Gerald J. Moran*
      Vice President

  Cornelia M. Small*
      Vice President


  Thomas F. McDonough*
      Vice President and Secretary

  Pamela A. McGrath*
      Vice President and Treasurer

  David S. Lee*
      Vice President and Assistant Treasurer

  Edward J. O'Connell*
      Vice President and Assistant Treasurer

  Juris Padegs*
      Vice President and Assistant Secretary

  Kathryn L. Quirk*
      Vice President and Assistant Secretary

  Coleen Downs Dinneen*
      Assistant Secretary

  *Scudder, Stevens & Clark, Inc.

  Investment products and services

    The Scudder Family of Funds                                     Income
    Money market                                                      Scudder Emerging Markets Income Fund
      Scudder Cash Investment Trust                                   Scudder GNMA Fund
      Scudder U.S. Treasury Money Fund                                Scudder Income Fund
    Tax free money market+                                            Scudder International Bond Fund
      Scudder Tax Free Money Fund                                     Scudder Short Term Bond Fund
      Scudder California Tax Free Money Fund*                         Scudder Short Term Global Income Fund
      Scudder New York Tax Free Money Fund*                           Scudder Zero Coupon 2000 Fund
    Tax free+                                                       Growth
      Scudder California Tax Free Fund*                               Scudder Capital Growth Fund
      Scudder High Yield Tax Free Fund                                Scudder Development Fund
      Scudder Limited Term Tax Free Fund                              Scudder Global Fund
      Scudder Managed Municipal Bonds                                 Scudder Global Small Company Fund
      Scudder Massachusetts Limited Term Tax Free Fund*               Scudder Gold Fund
      Scudder Massachusetts Tax Free Fund*                            Scudder Greater Europe Growth Fund
      Scudder Medium Term Tax Free Fund                               Scudder International Fund
      Scudder New York Tax Free Fund*                                 Scudder Latin America Fund
      Scudder Ohio Tax Free Fund*                                     Scudder Pacific Opportunities Fund
      Scudder Pennsylvania Tax Free Fund*                             Scudder Quality Growth Fund
    Growth and Income                                                 Scudder Small Company Value Fund
      Scudder Balanced Fund                                           Scudder Value Fund
      Scudder Growth and Income Fund                                  The Japan Fund
 ------------------------------------------------------------------------------------------------------------------------
    Retirement Plans and Tax-Advantaged Investments
      IRAs                                                            403(b) Plans
      Keogh Plans                                                     SEP-IRAs
      Scudder Horizon Plan*+++ (a variable annuity)                   Profit Sharing and
      401(k) Plans                                                           Money Purchase Pension Plans
 ------------------------------------------------------------------------------------------------------------------------
    Closed-end Funds#
      The Argentina Fund, Inc.                                        Scudder New Europe Fund, Inc.
      The Brazil Fund, Inc.                                           Scudder World Income Opportunities Fund, Inc.
      The First Iberian Fund, Inc.
      The Korea Fund, Inc.                                          Institutional Cash Management
      The Latin America Dollar Income Fund, Inc.                      Scudder Institutional Fund, Inc.
      Montgomery Street Income Securities, Inc.                       Scudder Fund, Inc.
      Scudder New Asia Fund, Inc.                                     Scudder Treasurers Trust(TM)++
 ------------------------------------------------------------------------------------------------------------------------


 For complete information on any of the above Scudder funds,  including management fees and expenses,  call or write for a free prospectus.  Read it carefully before you invest or send money. +A portion of the income from the tax-free funds may be subject to federal,  state and local taxes.  *Not  available in all states.  +++A no-load  variable  annuity  contract provided by Charter  National  Life  Insurance  Company  and its  affiliate,  offered by  Scudder's  insurance  agencies,
 1-800-225-2470.  #These funds,  advised by Scudder,  Stevens & Clark, Inc., are traded on various stock exchanges.  ++For information on Scudder Treasurers Trust(TM), an institutional cash management service that utilizes certain portfolios of
 Scudder Fund, Inc. ($100,000 minimum), call: 1-800-541-7703.

                                                            21


How to contact Scudder

 Account Service and Information:                            Please address all correspondence to:



 For existing account service    Scudder Investor Relations                 The Scudder Funds
 and transactions                1-800-225-5163                             P.O. Box 2291
                                                                            Boston, Massachusetts
                                                                            02107-2291

 For personalized information    Scudder Automated
 about your Scudder accounts;    Information Line (SAIL)
 exchanges and redemptions; or   1-800-343-2890
 information on any Scudder
 fund


 Investment Information:                                     Or Stop by a Scudder Funds Center:


 To receive information about    Scudder Investor Relations  Many  shareholders   enjoy  the  personal,   one-on-one
 the Scudder funds, for          1-800-225-2470              service  of the  Scudder  Funds  Centers.  Check  for a
 additional applications and                                 Funds  Center  near   you--they  can  be  found  in  the
 prospectuses, or for                                        following cities:
 investment questions

 For establishing 401(k) and     Scudder Defined             Boca Raton                   New York
 403(b) plans                    Contribution Services       Boston                       Portland, OR
                                 1-800-323-6105              Chicago                      San Diego
                                                             Cincinnati                   San Francisco
                                                             Los Angeles                  Scottsdale


 For  information  on  Scudder Treasurers  Trust(TM),  an    For information on Scudder  Institutional  Funds*, funds
 institutional  cash management service for corporations,    designed  to meet the broad  investment  management  and
 non-profit   organizations  and  trusts  which  utilizes    service  needs of banks  and other  institutions,  call:
 certain  portfolios  of Scudder  Fund,  Inc.*  ($100,000    1-800-854-8525.
 minimum), call: 1-800-541-7703.


 Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder
 Investor Services, Inc., Distributor.


 *  Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.




                                                            22

This prospectus sets forth concisely the information about Scudder International Bond Fund, a series of Scudder Global Fund, Inc., an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.



If you require more detailed information, a Statement of Additional Information dated November 1, 1995, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Contents--see page 4.

86-2-115
SFD18PR1
MIS18P





Scudder
International
Bond Fund



Prospectus
November 1, 1995





A pure no-load(TM) (no sales charges) mutual fund series which seeks income primarily by investing in high-grade bonds denominated in foreign currencies. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

 Expense information

 How to compare a Scudder pure no-load(TM) fund

 This information is designed to help you understand the various costs and expenses of investing in Scudder International Bond Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)               NONE
     Commissions to reinvest dividends                               NONE
     Redemption fees                                                 NONE*
     Fees to exchange shares                                         NONE


 2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended June 30, 1995.

     Investment management fee                                       0.84%**
     12b-1 fees                                                       NONE
     Other expenses                                                  0.45%
                                                                     -----
     Total Fund operating expenses                                   1.29%**
                                                                     =====


 Example

 Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)


        1 Year              3 Years              5 Years              10 Years
        ------              -------              -------              --------
          $13                 $41                  $71                  $156


 See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

 * You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."


 ** These fees reflect the fees which would have been payable for the fiscal year ended June 30, 1995 under the Investment Management Agreement dated September 8, 1994.

  Financial highlights


The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.


If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated June 30, 1995 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                                                                               For the Period
                                                                                                                July 6, 1988
                                                                                                               (commencement
                                                                            Years Ended June 30,               of operations)
                                                           ---------------------------------------------------   to June 30,
                                                           1995     1994(b)   1993     1992     1991     1990       1989
                                                           --------------------------------------------------- --------------

Net asset value, beginning of period................       $11.97   $13.57   $13.68   $12.35   $12.08   $11.27     $12.00
                                                           ------   ------   ------   ------   ------   ------     ------
Income from investment operations:
  Net investment income (a).........................          .98      .92     1.03     1.08     1.21     1.10       1.00
  Net realized and unrealized gain (loss)
    on investment transactions (c)..................         (.54)   (1.22)     .52     2.15      .56      .80       (.73)
                                                           ------   ------   ------   ------   ------   ------     ------
Total from investment operations....................          .44     (.30)    1.55     3.23     1.77     1.90        .27
                                                           ------   ------   ------   ------   ------   ------     ------
Less distributions:
  From net investment income........................            -     (.91)   (1.04)   (1.09)   (1.21)   (1.09)     (1.00)
  From net realized gains on investment
    transactions....................................            -        -     (.62)    (.81)    (.29)       -          -
  In excess of net realized gains on investment
    transactions....................................            -     (.39)       -        -        -        -          -
  Tax return of capital.............................         (.98)       -        -        -        -        -          -
                                                           ------   ------   ------   ------   ------   ------     ------
Total distributions.................................         (.98)   (1.30)   (1.66)   (1.90)   (1.50)   (1.09)     (1.00)
                                                           ------   ------   ------   ------   ------   ------     ------
Net asset value, end of period......................       $11.43   $11.97   $13.57   $13.68   $12.35   $12.08     $11.27
                                                           ======   ======   ======   ======   ======   ======     ======
TOTAL RETURN (%)....................................         3.92    (2.83)   12.24    28.25    14.88    17.59       2.16**

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)..............          910    1,231    1,017      542      144       73         13
Ratio of operating expenses, net to average net
  assets (%) (a)....................................         1.30     1.27     1.25     1.25     1.25     1.25       1.00*
Ratio of net investment income to average net
  assets (%)........................................         8.52     6.86     7.69     8.31     9.48     9.57       8.58*
Portfolio turnover rate (%).........................        318.5    232.9    249.7    147.9    260.1    215.6      103.8*

(a)  Reflects a per share amount of expenses,
      exclusive of management fees, reimbursed by
      the Adviser of................................       $    -   $    -   $    -   $    -   $    -   $    -     $  .39
     Reflects a per share amount of management fee
      not imposed by the Adviser of.................       $    -   $    -   $  .02   $  .04   $  .06   $  .10     $  .10
     Operating expense ratio including
      expenses reimbursed, management fee and other
      expenses not imposed (%)......................            -     1.29     1.37     1.57     1.75     2.51       5.59*
(b)  Per share amounts have been calculated using weighted average shares outstanding.
(c)  Includes exchange gain (loss) of $.01, $.01 and ($.02) for the periods ended June 30, 1991, 1990 and 1989, previously included in net investment income.
  *  Annualized
 **  Not annualized


  A message from Scudder's chairman


Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $90 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.


Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Funds Centers.


All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

                                                  /s/ Daniel Pierce

  Scudder International Bond Fund


     Investment objectives

* income primarily by investing in high-grade bonds denominated in foreign currencies

* protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection



     Investment characteristics

* easy access to worldwide interest rate and currency cycles through a portfolio of debt securities denominated in foreign currencies

* convenient vehicle for investors seeking income from non-U.S. dollar-denominated bonds


  Contents



Investment objectives and policies                                         5
International bond investing                                               5
Why invest in the Fund?                                                    6
International investment experience                                        6
Special risk considerations                                                6
Investments                                                                7
Additional information about policies and investments                      8
Purchases                                                                 12
Exchanges and redemptions                                                 13
Distribution and performance information                                  14
Fund organization                                                         15
Transaction information                                                   16
Shareholder benefits                                                      18
Directors and Officers                                                    22
Investment products and services                                          23
How to contact Scudder                                            Back cover

  Investment objectives and policies



Scudder International Bond Fund (the "Fund"), a non-diversified series of Scudder Global Fund, Inc., is a pure no-load(TM), open-end management investment company which offers investors a convenient way to invest in a managed portfolio of debt securities denominated in foreign currencies. (In this prospectus, such securities are called "international" securities.) The Fund's objective is to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.



Except as otherwise indicated, the Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. Shareholders will receive written notice of any changes in the Fund's objectives. If there is a change in investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objectives will be met.


  International bond investing


Opening of foreign markets

In recent years, opportunities for investment in international bond markets have become more significant. Foreign currency denominated bond markets have grown faster than the U.S. dollar-denominated bond market in terms of U.S. dollar market value and now represent more than half of the value of the world's developed bond markets. Participants in the markets have grown in number thereby providing better liquidity. Finally, a number of international bond markets have reduced barriers to entry to foreign investors by deregulation and by reducing their withholding taxes.


Globalization of capital flows

Simultaneous with the opening of foreign markets, barriers to international capital flows have been reduced or eliminated, freeing investment funds to seek the highest expected returns. Thus, market conditions in one economy influence market conditions elsewhere, through the channel of global capital flows. The Fund provides a convenient vehicle to participate in international bond markets, some of which may outperform U.S. dollar-denominated bond markets in U.S. dollar terms during certain periods of time.


International participation

Although the Fund is non-diversified under the Investment Company Act of 1940 (the "1940 Act"), investing in the Fund can provide international diversity to an investor's existing portfolio of U.S. dollar-denominated bonds ("U.S. bonds"), thereby reducing volatility or risk over time. Historically, returns of international bond markets have often diverged from returns generated by U.S. bond markets. These divergences stem not only from fluctuating exchange rates, but also from foreign interest rates not always moving in the same direction or having the same magnitude as interest rates in the U.S. Investment in the Fund may provide the international bond portion of an investor's diversification program.


Investment opportunity

International bonds may provide, at times, higher investment returns than U.S. bonds. For example, international bonds may provide higher current income than U.S. bonds and/or the local price of international bonds can appreciate more than U.S. bonds. Fluctuations in foreign currencies relative to the U.S. dollar can potentially benefit investment returns. Of course, in each case, at any time the opposite may also be true.

  Why invest in the Fund?


The Fund provides an easy, efficient and relatively low cost way of investing in international bonds. Direct investment in international securities is usually impractical for most individual and smaller institutional investors. Investors often find it difficult to purchase and sell international bonds, to obtain current information about foreign entities, to hold securities in safekeeping and to convert the value of their investment from foreign currencies into U.S. dollars. The Fund manages these concerns for the investor. With a single investment in the Fund, a shareholder can benefit from the income and potential capital protection and appreciation associated with a professionally managed portfolio of high-grade international bonds. The Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), has had extensive experience investing in international markets and dealing with trading, custody and currency transactions around the world.

In addition, the Fund offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.


  International investment experience



The Adviser has been a leader in international investment management for over 40 years. Its investment company clients include Scudder International Fund, which invests primarily in foreign securities and was initially incorporated in Canada in 1953 as the first foreign investment company registered with the United States Securities and Exchange Commission, Scudder Global Fund, Scudder Global Small Company Fund and Scudder Short Term Global Income Fund, which invest worldwide, Scudder Greater Europe Growth Fund, which invests primarily in the equity securities of European companies, The Japan Fund, Inc., which invests primarily in securities of Japanese companies, Scudder Latin America Fund, which invests in Latin American issuers, and Scudder Pacific Opportunities Fund, which invests in issuers located in the Pacific Basin, with the exception of Japan and Scudder Emerging Markets Income Fund, which invests in debt securities issued in emerging markets. The Adviser also manages the assets of eight closed-end investment companies investing in foreign securities: The Argentina Fund, Inc., The Brazil Fund, Inc., The First Iberian Fund, Inc., The Korea Fund, Inc., The Latin America Dollar Income Fund, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., and Scudder World Income Opportunities Fund, Inc. Assets of international investment company clients of the Adviser exceeded $__ billion as of September 30, 1995.



  Special risk considerations


The Fund is intended for long-term investors who can accept the risks associated with investing in international bonds. Total return from investment in the Fund will consist of income after expenses, bond price gains (or losses) in terms of the local currency and currency gains (or losses). For tax purposes, realized gains and losses on currency are regarded as ordinary income and loss and could, under certain circumstances, have an impact on distributions. The value of the Fund's portfolio will fluctuate in response to various economic factors, the most important of which are fluctuations in foreign currency exchange rates and interest rates.

Since the Fund's investments are primarily denominated in foreign currencies, exchange rates are likely to have a significant impact on total Fund performance. For example, a fall in the U.S. dollar's value relative to the Japanese yen will increase the U.S. dollar value of a Japanese bond held in the portfolio, even though the price of that bond in yen terms remains unchanged. Conversely, if the U.S. dollar rises in value relative to the yen, the U.S. dollar value of a Japanese bond will fall. Investors should be aware that exchange rate movements can be significant and endure for long periods of time.

The Adviser attempts to control exchange rate and interest rate risks through active portfolio management. The Adviser's techniques include management of currency, bond market and maturity exposure and security selection which will vary based on available yields and the Adviser's outlook for the interest rate cycle in various countries and changes in foreign currency exchange rates. In any of the markets in which the Fund invests, longer maturity bonds tend to fluctuate more in price as interest rates change than shorter-term instruments--again providing both opportunity and risk.

Because of the Fund's long-term investment objectives, investors should not rely on an investment in the Fund for their short-term financial needs and should not view the Fund as a vehicle for playing short-term swings in the international bond and foreign exchange markets. Shares of the Fund alone should not be regarded as a complete investment program. Also, investors should be aware that investing in international bonds may involve a higher degree of risk than investing in U.S. bonds.

Investments in foreign securities involve special considerations due to more limited information, higher brokerage costs, different accounting standards, thinner trading markets and the likely impact of foreign taxes on the yield from debt securities. They may also entail certain risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes, currency blockages or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, less government supervision and regulation of securities exchanges, brokers and listed companies, and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Please see "Additional information about policies and investments--Risk factors."


  Investments

To achieve its objectives, the Fund will primarily invest in a managed portfolio of high-grade international bonds that are denominated in foreign currencies, including bonds denominated in the European Currency Unit (ECU). Portfolio investments will be selected on the basis of, among other things, yields, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. The Fund will normally invest at least 65% of its total assets in bonds denominated in foreign currencies.

The high-grade debt securities in which the Fund primarily invests will be rated in one of the three highest rating categories of one of the major U.S. rating services or, if not rated, considered to be of equivalent quality in local currency terms by the Adviser. These securities are rated AAA, AA or A by Standard & Poor's ("S&P") or Aaa, Aa, or A by Moody's Investors Service, Inc. ("Moody's").

The Fund may also purchase debt securities rated BBB, BB or B by S&P or Baa, Ba or B by Moody's and unrated securities considered to be of equivalent quality by the Adviser. The Fund will do so to avail itself of the higher yields available with these securities, but only to the extent that up to 15% of the Fund's total assets may be invested in securities rated below BBB by S&P or below Baa by Moody's. Securities rated below investment-grade (i.e., below BBB by S&P or below Baa by Moody's) entail greater risks than investment-grade debt securities (see "Risk factors").


During the year ended June 30, 1995, the average monthly dollar-weighted market value of the bonds in the Fund's portfolio were as follows: ____% rated Aaa, ____% Aa, ____% A, ____% Baa, ____% Ba and ____% B. The Bonds are rated by Moody's or S&P, or of equivalent quality as determined by the Adviser.


The Fund's investments may include:

* Debt securities issued or guaranteed by a foreign national government, its agencies, instrumentalities or political subdivisions

* Debt securities issued or guaranteed by supranational organizations (e.g., European Investment Bank, Inter-American Development Bank or the World
     Bank)

*    Corporate  debt  securities  Bank or bank holding  company debt  securities

*    Other debt securities, including those convertible into common stock

The Fund may invest in zero coupon securities which pay no cash income and are issued at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity.

The Fund may purchase securities which are not publicly offered. If such securities are purchased, they may be subject to restrictions applicable to restricted securities. Please see "Additional information about policies and investments--Investment restrictions."

The Fund intends to select its investments from a number of country and market sectors. It may substantially invest in the issuers of one or more countries and intends to have investments in securities of issuers from a minimum of three different countries; however, the Fund may invest substantially all of its assets in securities of issuers located in one country. Under normal circumstances, the Fund will invest no more than 35% of the value of its total assets in U.S. debt securities.

For temporary defensive or emergency purposes, however, the Fund may invest without limit in U.S. debt securities, including short-term money market securities. It is impossible to predict for how long such alternative strategies will be utilized. In addition, the Fund may engage in strategic transactions.


  Additional information about policies and investments


Investment restrictions

The Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the fund's investment risk.

The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements, and may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements.


In addition, as a matter of nonfundamental policy, the Fund may not invest more than 10% of its total assets, in the aggregate, in securities which are not readily marketable, restricted securities and repurchase agreements maturing in more than seven days. A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Fund's Statement of Additional Information.



Short-term investments

To protect against adverse movements of interest rates and for liquidity, the Fund may also purchase short-term obligations denominated in U.S. and foreign currencies such as, but not limited to, bank deposits, bankers' acceptances, certificates of deposit, commercial paper, short-term government, government agency, supranational agency and corporate obligations, and repurchase agreements.


Indexed securities

The Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of an indexed security may be increased or decreased, depending on changes in the value of the reference instrument. Indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in the interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in the value of the reference instrument. Thus, in addition to the credit risk of the security's issuer, the Fund will bear the market risk of the reference instrument.


Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase them at a specified time and price. The Fund may also enter into repurchase commitments for investment purposes for periods of 30 days or more. Such commitments involve investment risk similar to that of debt securities in which the Fund invests.


Dollar roll transactions


The Fund may enter into dollar roll transactions with selected banks and broker/dealers. Dollar roll transactions are treated as reverse repurchase agreements for purposes of the Fund's borrowing restrictions and consist of the sale by the Fund of mortgage-backed securities together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. In addition, the Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a fee, or alternatively, a lower price for the security upon its repurchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Fund to buy securities.



When-issued securities

The Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.


Strategic Transactions and derivatives


The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.


In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities  in  the  Fund's  portfolio,  or  to  establish  a  position  in  the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.


Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Bonds. The Fund will invest no more than 15% of its total assets in debt securities rated below BBB or Baa, but no lower than B by S&P or Moody's. Securities rated below investment-grade are commonly referred to as "junk bonds" and involve greater price volatility and higher degrees of speculation with respect to the payment of principal and interest than higher quality fixed-income securities. The market prices of such lower-rated debt securities may decline significantly in periods of general economic difficulty. In addition, the trading market for these securities is generally less liquid than for higher rated securities and the Fund may have difficulty disposing of these securities at the time it wishes to do so. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value.

Non-diversified investment company. As a non-diversified investment company, the Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers and therefore may be subject to greater market and credit risk than a more broadly diversified portfolio.


Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to sellers of the securities before repurchase under a repurchase agreement, the Fund may encounter delay and incur costs including a decline in the value of the securities, before being able to sell the securities.

Dollar roll transactions. If the broker/dealer to whom the Fund sells the securities underlying a dollar roll transaction becomes insolvent, the Fund's right to purchase or repurchase the securities may be restricted; the value of the securities may change adversely over the term of the dollar roll; the securities that the Fund is required to repurchase may be worth less than the securities that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.


Zero coupon securities. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current cash distributions of interest.


Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

  Purchases


 Opening             Minimum initial investment: $1,000; IRAs $500
 an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.


 Make checks         o  By Mail     Send your completed and signed application and check
 payable to "The
 Scudder Funds."
                                                 by regular mail to:       or          by express, registered,
                                                                                       or certified mail to:
                                                 The Scudder Funds                     Scudder Shareholder Services
                                                 P.O. Box 2291                         Center
                                                 Boston, MA                            42 Longwater Drive
                                                 02107-2291                            Norwell, MA
                                                                                       02061-1612


                     o  By  Wire             Please see Transaction information--Purchasing shares--By wire following these tables for details, including the ABA wire transfer number. Then call
                                             1-800-225-5163 for instructions.

                     o  In Person            Visit one of our Funds Centers to complete your application with the help of a Scudder representative. Funds Center locations are listed under
                                             Shareholder benefits.

 -----------------------------------------------------------------------------------------------------------------------
 Purchasing          Minimum additional investment: $100; IRAs $50
 additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
 shares              See appropriate plan literature.

 Make checks         o By Mail               Send a check with a Scudder  investment  slip,  or with a  letter of
 payable to "The                             instruction  including  your account  number and the complete Fund name, to
 Scudder Funds."                             the appropriate address listed above.

                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire following  these tables for details,  including  the  ABA  wire transfer number.

                     o  In  Person           Visit  one of our Funds Centers to make an additional
                                             investment in your Scudder fund account. Funds Center
                                             locations are listed under Shareholder benefits.

                     o  By Automatic         You may arrange to make  investments on a regular basis
                        Investment Plan      through automatic deductions from your bank checking
                        ($50 minimum)        account.  Please call 1-800-225-5163 for more information and an enrollment form.

  Exchanges and redemptions




 Exchanging        Minimum investments: $1,000 to establish a new account; $100 to exchange among existing accounts shares
                   o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).


                   o By Mail          Print or type your instructions and include:
                     or Fax             -   the name of the Fund and the account number you are exchanging from;

                                        -   your name(s) and address as they appear on your account;

                                        -   the dollar amount or number of shares you wish to exchange;

                                        -   the name of the Fund you are exchanging into; and


                                        -   your signature(s) as it appears on your account and a daytime telephone number.


                                      Send your instructions
                                      by regular mail to:         or     by express, registered,    or  by fax to:
                                                                         or certified mail to:


                                      The Scudder Funds                  Scudder Shareholder   1-800-821-6234
                                      P.O. Box 2291                      Services  Center
                                      Boston, MA 02107-2291              42 Longwater Drive
                                                                         Norwell, MA
                                                                         02061-1612


 -----------------------------------------------------------------------------------------------------------------------
Redeeming   o By Telephone     To speak with a service representative, call 1-800-225-5163 from
shares                         8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                               Information Line, call 1-800-343-2890 (24 hours a day).  You may have  redemption proceeds sent to your predesignated  bank account, or redemption proceeds of up to
                               $50,000 sent to your address of record.

                   o By Mail          Send your instructions for redemption to the appropriate address or fax number
                     or Fax           above and include:

                                        -   the name of the Fund and account number you are redeeming from;

                                        -   your name(s) and address as they appear on your account;

                                        -   the dollar amount or number of shares you wish to redeem; and


                                        -   your signature(s) as it appears on your account and a daytime telephone number.


                                      A  signature  guarantee  is  required  for
                                      redemptions over $50,000.  See Transaction
                                      information--Redeeming   shares  following
                                      these tables.


                    o By Automatic    You may arrange to receive automatic cash payments periodically. Call
                      Withdrawal      1-800-225-5163 for more information and an enrollment form.
                      Plan


  Distribution and performance information


Dividends and capital gains distributions


The Fund's dividends from net investment income are declared daily and distributed monthly. The Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December, to prevent application of a federal excise tax, although an additional distribution may be made within three months of the Fund's fiscal year end, if necessary.


Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into an account.

Generally, dividends from net investment income are taxable to investors as ordinary income. Certain realized gains or losses on the sale or retirement of international bonds held by the Fund, to the extent attributable to fluctuations in currency exchange rates, as well as certain other gains or losses attributable to exchange rate fluctuations, must be treated as ordinary income or loss. Such income or loss may increase or decrease (or possibly eliminate) the Fund's income available for distribution to shareholders. If, under the rules governing the tax treatment of foreign currency gains and losses, the Fund's income available for distribution is decreased or eliminated, all or a portion of the dividends declared by the Fund may be treated for federal income tax purposes as a return of capital or, in some circumstances, as capital gain. Generally, a shareholder's tax basis in their Fund shares will be reduced to the extent that an amount distributed to the shareholder is treated as a return of capital. The Fund may reduce its daily dividend to lessen the effect of these rules. If the Fund's income is increased under the foreign currency taxation rules, the Fund intends to declare additional distributions of such income in December and, if necessary, within three months after the Fund's fiscal year end of June 30.

Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income.

The Fund sends detailed tax information about the amount and type of its distributions to its shareholders by January 31 of the following year.


Performance information


From time to time quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. The "SEC yield" of the Fund is an annualized expression of the net income generated by the Fund over a specified 30-day (one month) period, as a percentage of the Fund's share price on the last day of that period. This yield is calculated according to methods required by the Securities and Exchange Commission (the "SEC"), and therefore may not equate to the level of income paid to shareholders. Yield is expressed as an annualized percentage. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming that the investment has been held for one year and the life of the Fund. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested. "Capital change" measures return from capital, including reinvestment of any capital gains distributions but does not include the reinvestment of dividends. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.



  Fund organization

The Fund is a non-diversified series of Scudder Global Fund, Inc. (the "Corporation"), an open-end, management investment company registered under the 1940 Act. The Corporation was organized as a Maryland corporation in May 1986.

The Fund's activities are supervised by the Corporation's Board of Directors. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Fund is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment management contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.


Investment adviser

The Fund retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage the Fund's daily investment and business affairs subject to the policies established by the Board of Directors. The Directors have overall responsibility for the management of the Fund under Maryland law.


For the fiscal year ended June 30, 1995, the Adviser received an investment management fee of 0.85% of the Fund's average daily net assets. The fee is graduated so that increases in the Fund's net assets may result in a lower fee rate and decreases in the Fund's net assets may result in a higher fee rate.


The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. This fee is higher than that charged many funds which invest primarily in U.S. securities, though it is not necessarily higher than the fees charged to funds with similar investment objectives. However, management of the Fund involves market, credit and currency relationships in a number of economies throughout the world.

Because the Fund's annual portfolio turnover rate may continue to be over 100%, the Fund may have higher transaction costs and shareholders may incur taxes on any realized capital gains.

All the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment services.

Scudder,  Stevens & Clark,  Inc., is located at 345 Park Avenue,  New York,  New
York.


Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a wholly-owned subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.


Underwriter


Scudder Investor Services, Inc., a wholly-owned subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.



Custodian

Brown Brothers Harriman & Co., is the Fund's custodian.

Fund accounting agent

Scudder Fund Accounting Corporation, a wholly-owned subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.



  Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent in Boston receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")


By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay.


Redemption or exchange requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent in Boston. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

-- the name of the fund in which the money is to be invested, -- the account number of the fund, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By exchange. Your new account will have the same registration and address as your existing account.

The  exchange  requirements  for  corporations,  other  organizations,   trusts,
fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.


Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.


You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.


If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $50,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.


Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $50,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Share price


Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.



Processing time

All purchase and redemption requests received in good order by the Fund's transfer agent in Boston by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.


If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).



Short-term trading

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.


Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.


Minimum balances

Shareholders should maintain a share balance worth at least $1,000, which amount may be changed by the Board of Directors. Scudder retirement plans have similar or lower minimum share balance requirements. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in sub-minimum accounts, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. Reductions in value that result solely from market activity will not trigger an involuntary redemption. The Fund will mail the proceeds of the redeemed account to the shareholder. The shareholder may restore the share balance to $1,000 or more during the 60-day notice period and must maintain it at no lower than that minimum to avoid involuntary redemption.


Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.


Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Corporation has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.


  Shareholder benefits


Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder International Bond Fund is managed by a team of Scudder investment professionals, who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.


Lead Portfolio Manager Adam M. Greshin assumed responsibility for the Fund's day-to-day management and investment strategies in March 1995. Mr. Greshin, who specializes in global and international bond investments, was involved in the original design of Scudder International Bond Fund and has been a portfolio manager of the Fund since its inception in 1988. Portfolio Manager Margaret D. Hadzima is Chairman of Scudder's Global Bond Strategy Committee and Director of Global Bond Research. Ms. Hadzima, who joined Scudder in 1973 and the team in 1995, will play an active role in setting the Fund's overall bond strategy. Margaret R. Craddock, Portfolio Manager, has seven years of experience in global fixed-income research and investing. Ms. Craddock, who joined Scudder in 1991 and the team in 1995, is involved in both managing the Fund and setting investment strategies.



SAIL(TM)--Scudder Automated Information Line


For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.



Investment flexibility


Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.



Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.


Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.


Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you At the Helm, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.


Scudder Funds Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Funds Centers in Boca Raton, Boston, Chicago, Cincinnati, Los Angeles, New York, Portland (OR), San Diego, San Francisco and Scottsdale.


T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

  Scudder tax-advantaged retirement plans


Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

* Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of $2,000 per person for anyone with earned income. Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax deferred basis. The Scudder No-Fee IRA charges no annual custodial fee.

* 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

* Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

* 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

* SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation.

* Scudder Horizon Plan. A no-load variable annuity tha lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.


Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s, please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.


The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

  Directors and Officers


Edmond D. Villani*
   Chairman of the Board and Director

Nicholas Bratt*
    President and Director

Paul Bancroft III
   Director; Venture Capitalist and Consultant

Thomas J. Devine
   Director; Consultant

William H. Gleysteen, Jr.
   Director; President, The Japan Society, Inc.


William H. Luers
   Director; President, The Metropolitan Museum of Art


Daniel Pierce*
   Director and Vice President

Robert G. Stone, Jr.
   Director; Chairman of the Board and Director, Kirby Corporation

Robert W. Lear
   Honorary Director; Executive-in-Residence,
   Visiting Professor, Columbia University Graduate School of Business

Jerard K. Hartman*
   Vice President

Thomas W. Joseph*
   Vice President

Douglas M. Loudon*
   Vice President

Gerald J. Moran*
   Vice President

Cornelia M. Small*
   Vice President



Thomas F. McDonough*
   Vice President and Secretary

Pamela A. McGrath*
   Vice President and Treasurer

David S. Lee*
   Vice President and Assistant Treasurer

Edward J. O'Connell*
   Vice President and Assistant Treasurer

Juris Padegs*
   Vice President and Assistant Secretary

Kathryn L. Quirk*
   Vice President and Assistant Secretary

Coleen Downs Dinneen*
   Assistant Secretary

* Scudder, Stevens & Clark, Inc.

  Investment products and services



    The Scudder Family of Funds                                     Income
    Money market                                                      Scudder Emerging Markets Income Fund
      Scudder Cash Investment Trust                                   Scudder GNMA Fund
      Scudder U.S. Treasury Money Fund                                Scudder Income Fund
    Tax free money  market+                                           Scudder  International  Bond Fund
      Scudder Tax Free Money Fund                                     Scudder Short Term Bond Fund
      Scudder California Tax Free Money Fund*                         Scudder Short Term Global Income Fund
      Scudder New York Tax Free Money Fund*                           Scudder Zero Coupon 2000 Fund
    Tax free+                                                       Growth
      Scudder California Tax Free Fund*                               Scudder Capital Growth Fund
      Scudder High Yield Tax Free Fund                                Scudder Development Fund
      Scudder Limited Term Tax Free Fund                              Scudder Global Fund
      Scudder Managed Municipal Bonds                                 Scudder Global Small Company Fund
      Scudder Massachusetts Limited Term Tax Free Fund*               Scudder Gold Fund
      Scudder Massachusetts Tax Free Fund*                            Scudder Greater Europe Growth Fund
      Scudder Medium Term Tax Free Fund                               Scudder International Fund
      Scudder New York Tax Free Fund*                                 Scudder Latin America Fund
      Scudder Ohio Tax Free Fund*                                     Scudder Pacific Opportunities Fund
      Scudder Pennsylvania Tax Free Fund*                             Scudder Quality Growth Fund
    Growth and Income                                                 Scudder Small Company Value Fund
      Scudder Balanced Fund                                           Scudder Value Fund
      Scudder Growth and Income Fund                                  The Japan Fund


 ------------------------------------------------------------------------------------------------------------------------
    Retirement Plans and Tax-Advantaged Investments
      IRAs                                                            403(b) Plans
      Keogh Plans                                                     SEP-IRAs
      Scudder Horizon Plan*+++ (a variable annuity)                     Profit Sharing and
      401(k) Plans                                                             Money Purchase Pension Plans

 ------------------------------------------------------------------------------------------------------------------------
    Closed-end Funds#
      The Argentina Fund, Inc.                                        Scudder New Europe Fund, Inc.
      The Brazil Fund, Inc.                                           Scudder World Income Opportunities Fund, Inc.
      The First Iberian Fund, Inc.
      The Korea Fund, Inc.                                          Institutional Cash Management
      The Latin America Dollar Income Fund, Inc.                      Scudder Institutional Fund, Inc.
      Montgomery Street Income Securities, Inc.                       Scudder Fund, Inc.
      Scudder New Asia Fund, Inc.                                     Scudder Treasurers Trust(TM)++

 ------------------------------------------------------------------------------------------------------------------------

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +A portion of the income from the tax-free funds may be subject to federal, state and local taxes. *Not available in all states. +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges. ++For information on Scudder Treasurers Trust(TM), an institutional cash management service that utilizes certain portfolios of Scudder Fund, Inc. ($100,000 minimum), call: 1-800-541-7703.

  How to contact Scudder


 Account Service and Information:                            Please address all correspondence to:


 For existing account service    Scudder Investor            The Scudder Funds
 and transactions                Relations                   P.O. Box 2291
                                 1-800-225-5163              Boston, Massachusetts
                                                             02107-2291

 For personalized                Scudder  Automated
 information about your          Information Line
 Scudder  accounts;              (SAIL)
 exchanges and                   1-800-343-2890
 redemptions;  or
 information on any
 Scudder fund


 Investment Information:                                     Or Stop by a Scudder Funds Center:


 To receive information          Scudder Investor            Many shareholders enjoy the personal,  one-on-one
 about the Scudder funds,        Relations                   service of the Scudder Funds Centers.  Check for a
 for additional applications     1-800-225-2470              Funds Center near you--they can be found in the
 and prospectuses, or for                                    following cities:
 investment questions

 For establishing 401(k)         Scudder Defined             Boca Raton                   New York
 and 403(b) plans                Contribution Services       Boston                       Portland, OR
                                 1-800-323-6105              Chicago                      San Diego
                                                             Cincinnati                   San Francisco
                                                             Los Angeles                  Scottsdale




 For  information on Scudder Treasurers Trust(TM), an        For information on Scudder Institutional Funds*,
 institutional cash management service for corporations,     funds designed to meet the broad investment management
 non-profit organizations and trusts which utilizes          and service needs of banks and other institutions,
 certain  portfolios  of Scudder  Fund,  Inc.* ($100,000     call:  1-800-854-8525.
 minimum), call: 1-800-541-7703.



 Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder
 Investor Services, Inc., Distributor.


* Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

                               SCUDDER GLOBAL FUND


                A Pure No-Load(TM) (No Sales Charges) Mutual Fund
                 Series Which Seeks Long-Term Growth of Capital
                            from Worldwide Investing

                                       and

                         SCUDDER INTERNATIONAL BOND FUND


      A Pure No-Load(TM) (No Sales Charges) Mutual Fund Series Which Seeks
          Income Primarily by Investing in High-Grade Bonds Denominated
            in Foreign Currencies. As a Secondary Objective, the Fund
             Seeks Protection and Possible Enhancement of Principal
              Value by Actively Managing Currency, Bond Market and
                  Maturity Exposure and by Security Selection.





-------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION


                                November 1, 1995




--------------------------------------------------------------------------------



         This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Scudder Global Fund dated November 1, 1995, and the prospectus of Scudder International Bond Fund dated November 1, 1995, each as amended from time to time, copies of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.


                                                   TABLE OF CONTENTS
                                                                                                                   Page



THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES.........................................................................1
         General Investment Objective and Policies of Global Fund.....................................................1
         General Investment Objectives and Policies of International Bond Fund........................................1
         Special Investment Considerations of the Funds...............................................................2
         Investments and Investment Techniques........................................................................3
         Investment Restrictions.....................................................................................14
         Other Investment Policies...................................................................................14

PURCHASES............................................................................................................16
         Additional Information About Opening an Account.............................................................16
         Additional Information About Making Subsequent Investments By Telephone Order...............................17
         Checks......................................................................................................17
         Wire Transfer of Federal Funds..............................................................................17
         Share Price.................................................................................................18
         Share Certificates..........................................................................................18
         Other Information...........................................................................................18

EXCHANGES AND REDEMPTIONS............................................................................................18
         Exchanges...................................................................................................18
         Redemption by Telephone.....................................................................................19
         Redemption by Mail or Fax...................................................................................20
         Redemption-in-Kind..........................................................................................20
         Other Information...........................................................................................21

FEATURES AND SERVICES OFFERED BY THE FUNDS...........................................................................21
         The Pure No-Load(TM) Concept................................................................................21
         Dividend and Capital Gain Distribution Options..............................................................22
         Diversification.............................................................................................22
         Scudder Funds Centers.......................................................................................23
         Reports to Shareholders.....................................................................................23
         Transaction Summaries.......................................................................................23

THE SCUDDER FAMILY OF FUNDS..........................................................................................23

SPECIAL PLAN ACCOUNTS................................................................................................26
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase Pension Plans for
              Corporations and Self-Employed Individuals.............................................................27
         Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and
              Self-Employed Individuals..............................................................................27
         Scudder IRA:  Individual Retirement Account.................................................................27
         Scudder 403(b) Plan.........................................................................................28
         Automatic Withdrawal Plan...................................................................................28
         Group or Salary Deduction Plan..............................................................................28
         Automatic Investment Plan...................................................................................29
         Uniform Transfers/Gifts to Minors Act.......................................................................29
         Scudder Trust Company.......................................................................................29

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS............................................................................29

PERFORMANCE INFORMATION..............................................................................................30
         Average Annual Total Return.................................................................................30
         Cumulative Total Return.....................................................................................30
         Total Return................................................................................................31
         Capital Change..............................................................................................31
         Yield of International Bond Fund............................................................................31
         Comparison of Fund Performance..............................................................................32


                                       i


                                  TABLE OF CONTENTS (continued)

ORGANIZATION OF THE FUNDS............................................................................................36

INVESTMENT ADVISER...................................................................................................37
         Personal Investments by Employees of the Adviser............................................................40

DIRECTORS AND OFFICERS...............................................................................................40

REMUNERATION.........................................................................................................42

DISTRIBUTOR..........................................................................................................43

TAXES................................................................................................................44

PORTFOLIO TRANSACTIONS...............................................................................................48
         Brokerage Commissions.......................................................................................48
         Portfolio Turnover..........................................................................................49

NET ASSET VALUE......................................................................................................49

ADDITIONAL INFORMATION...............................................................................................50
         Experts.....................................................................................................50
         Other Information...........................................................................................50

FINANCIAL STATEMENTS.................................................................................................51
APPENDIX


                  THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

        (See Scudder Global Fund--"Investment objective and policies" and "Additional information about policies and investments,"
                       Scudder International Bond Fund--
        "Investment objectives and policies" and "Additional information about policies and investments" in the Funds' prospectuses.)


         Scudder Global Fund, Inc., a Maryland corporation of which Scudder Global Fund ("Global Fund") and Scudder International Bond Fund ("International Bond Fund") are series, is referred to herein as the "Corporation." The Corporation is a no-load, open-end, management investment company which continuously offers and redeems its shares. The Corporation is a company of the type commonly known as a mutual fund. Global Fund is a diversified series and International Bond Fund is a non-diversified series of the Corporation. These series sometimes are jointly referred to herein as the "Funds."


         Except as otherwise indicated, the Funds' objectives and policies are not fundamental and may be changed without a shareholder vote. There can be no assurance that either Fund will achieve its objectives.

         Changes in portfolio securities are made on the basis of investment considerations, and it is against the policy of management to make changes for trading purposes.

General Investment Objective and Policies of Global Fund

         Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks. The Fund invests on a worldwide basis in equity securities of companies which are incorporated in the U.S. or in foreign countries. It may also invest in the debt securities of U.S. and foreign issuers. Income is an incidental consideration.

         The management of the Fund believes that there is substantial opportunity for long-term capital growth from a professionally managed portfolio of securities selected from the U.S. and foreign equity markets. This global investment framework takes advantage of the investment opportunities created by the global economy. The world has become highly integrated in economic, industrial and financial terms. Companies increasingly operate globally as they purchase raw materials, produce and sell their products, and raise capital. As a result, international trends such as movements in currency and trading relationships are becoming more important to many industries than purely domestic influences. To understand a company's business, it is frequently more important to understand how it is linked to the world economy than whether or not it is, for example, a U.S., French or Swiss company. Just as a company takes a global perspective in deciding where to operate, so too may an investor benefit from looking globally in deciding which industries are growing, which producers are efficient and which companies' shares are undervalued. The Fund affords the investor access to opportunities wherever they arise, without being constrained by the location of a company's headquarters or the trading market for its shares.

         The Fund invests in companies that the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), believes will benefit from global economic trends, promising technologies or products and specific country opportunities resulting from changing geopolitical, currency, or economic relationships. It is expected that investments will be spread broadly around the world. The Fund will be invested usually in securities of issuers located in at least three countries, one of which may be the U.S. The Fund may be invested 100% in non-U.S. issues, and for temporary defensive purposes may be invested 100% in U.S. issues, although under normal circumstances it is expected that both foreign and U.S. investments will be represented in the Fund's portfolio. It is expected that investments will include companies of varying size as measured by assets, sales, or capitalization. More information about these investment techniques is provided under "Investments and Investment Techniques."

General Investment Objectives and Policies of International Bond Fund

         International Bond Fund offers investors a convenient way to invest in a managed portfolio of debt securities denominated in foreign currencies
("international securities"). The Fund's objective is to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection. To achieve its objectives, the Fund will primarily invest in international bonds that are denominated in foreign currencies, including bonds denominated in the European Currency Unit (ECU). The Fund's investments may include debt securities issued or guaranteed by a foreign national government, its agencies, instrumentalities or political subdivisions, debt securities issued or guaranteed by supranational organizations, corporate debt securities, bank or bank holding company debt securities and other debt securities including those convertible into common stock. The Fund will invest no more than 15% of its total assets in debt securities that are rated below BBB by Standard and Poor's ("S&P") or below Baa by Moody's Investors Service, Inc. ("Moody's"), but rated no lower than B by S&P or Moody's, respectively. (See "Risk factors" in the Fund's prospectus.)


Special Investment Considerations of the Funds

         The Funds are intended to provide individual and institutional investors with an opportunity to invest a portion of their assets in globally and/or internationally oriented portfolios, according to the Funds' respective objectives and policies, and are designed for long-term investors who can accept international investment risk. Management of the Funds believes that allocation of assets on a global or international basis decreases the degree to which events in any one country, including the U.S., will affect an investor's entire investment holdings. In the period since World War II, many leading foreign economies have grown more rapidly than the U.S. economy, thus providing investment opportunities; although there can be no assurance that this will be true in the future. As with any long-term investment, the value of the Funds' shares when sold may be higher or lower than when purchased.

         Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect the Funds' performance. As foreign companies are not generally subject to uniform standards, practices and requirements, with respect to accounting, auditing and financial reporting, as are domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges and bid to asked spreads in foreign bond markets are generally higher than negotiated commissions on U.S. exchanges and bid to asked spreads in the U.S. bond market, although the Funds will endeavor to achieve the most favorable net results on their portfolio transactions. Further, the Funds may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Funds' agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities without delivery may be required in certain foreign markets. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The management of the Funds seeks to mitigate the risks associated with the foregoing considerations through continuous professional management.

         These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. Investments in companies domiciled in developing countries may be subject to potentially greater risks than investments in developed countries.

         Investments in foreign securities usually will involve currencies of foreign countries. Because of the considerations discussed above, the value of the assets of the Funds as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into strategic transactions involving currencies (see "Strategic Transactions and Derivatives").

         Because the Funds may be invested in both U.S. and foreign securities markets, changes in a Fund's share price may have a low correlation with movements in the U.S. markets. Each Fund's share price will reflect the movements of both the different stock and bond markets in which it is invested and of the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of each Fund's investment performance. Foreign securities such as those purchased by a Fund may be subject to foreign government taxes which could reduce the yield on such securities, although a shareholder of the Fund may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund (see "TAXES"). U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. The Funds invest in many securities markets around the world in an attempt to take advantage of opportunities wherever they may arise.

         Because of the Funds' investment considerations discussed above and the investment policies, investment in shares of the Funds is not intended to provide a complete investment program for an investor.

         Neither Fund can guarantee a gain or eliminate the risk of loss. The net asset value of each Fund's shares will increase or decrease with changes in the market price of the Fund's investments, and there is no assurance that each Fund's objectives will be achieved.

Investments and Investment Techniques

         Repurchase Agreements. Each Fund may enter into repurchase agreements with member banks of the Federal Reserve System, any foreign bank or with any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer, if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations a Fund may purchase.


         A repurchase agreement provides a means for a Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., a Fund) acquires a debt security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation itself. Obligations will be physically held by the Funds' custodian Brown Brothers Harriman and Co. or in the Federal Reserve Book Entry system.


         For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to that Fund's investment restrictions applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities. A repurchase agreement with foreign banks may be available with respect to government securities of the particular foreign jurisdiction, and such repurchase agreements involve risks similar to repurchase agreements with U.S. entities.


         The International Bond Fund may also enter into repurchase commitments with any party deemed creditworthy by the Adviser, including foreign banks and broker/dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which the Fund may purchase. Such transactions may not provide the Fund with collateral which is marked-to-market during the term of the commitment.

         Debt Securities. Each Fund may purchase "investment-grade" bonds, which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, judged to be of equivalent quality as determined by the Adviser. Bonds rated Baa or BBB may have speculative elements as well as investment-grade characteristics. Global Fund may also invest up to 5% of its net assets in securities rated Baa/BBB or lower and in unrated securities of equivalent quality in the Adviser's judgment. International Bond Fund may invest up to 15% of its total assets in securities rated below BBB or below Baa, but may not invest in securities rated lower than B by Moody's and S&P or in equivalent unrated securities. Global Fund may invest in debt securities which are rated as low as C by Moody's or D by S&P. Such securities may be in default with respect to payment of principal or interest.


         High Yield, High Risk Securities. Below investment grade securities (rated below Baa by Moody's and below BBB by S&P) or unrated securities of equivalent quality in the Adviser's judgment, carry a high degree of risk
(including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.


         An economic downturn could disrupt the high-yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have a greater adverse impact on the value of such obligations than on higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect the Fund's net asset value. In addition, investments in high-yield zero coupon or pay-in-kind bonds, rather than income-bearing high-yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         The trading market for high-yield securities may be thin to the extent that there is no established retail secondary market. A thin trading market may limit the ability of the Fund to accurately value high-yield securities in its portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high-yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

         Credit quality in the high-yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of a Fund's investment objective by investment in such securities may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of such security.


         Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, new federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, recent legislation restricts the issuer's tax deduction for interest payments on these securities. Such legislation may significantly depress the prices of outstanding securities of this type. For more information regarding tax issues related to high-yield securities (see "TAXES").


         Zero Coupon Securities. Each Fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon securities which are convertible into common stock offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follows the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks, as they usually are issued with maturities of 15 years or less and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

         Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" (TIGRS(TM)) and Certificate of Accrual on Treasuries (CATS(TM)). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Fund, most likely will be deemed the beneficial holder of the underlying U.S. Government securities. The Fund understands that the staff of the Division of Investment Management of the Securities and Exchange Commission (the "SEC") no longer considers such privately stripped obligations to be U.S. Government securities, as defined in the 1940 Act; therefore, the Fund intends to adhere to this staff position and will not treat such privately stripped obligations to be U.S. Government securities for the purpose of determining if the Global Fund is "diversified" under the 1940 Act.

         The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself (see "TAXES").

         Convertible Securities. Each Fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features. International Bond Fund will limit its purchases of convertible securities to debt securities convertible into common stocks.

         The convertible securities in which a Fund may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"(TM)).

Indexed Securities. The Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

Dollar Rolls. International Bond Fund may enter into "dollar roll" transactions, which consist of the sale by the Fund to a bank or broker/dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while the counterparty is the holder. The Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

         International Bond Fund will not use such transactions for leveraging purposes and, accordingly, will segregate cash, U.S. Government securities or other high grade debt obligations in an amount sufficient to meet its purchase obligations under the transactions. The Fund will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings. Notwithstanding such safeguards, the Fund's overall investment exposure may be increased by such transactions to the extent that the Fund bears a risk of loss on the securities it is committed to purchase, as well as on the segregated assets.

         Dollar rolls are treated for purposes of the 1940 Act as borrowings of the Fund because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to the Fund. For example, while the Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

         The entry into dollar rolls involves potential risks of loss which are different from those of the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Fund is able to purchase them. Similarly, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security which the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

         The Directors of the Corporation on behalf of International Bond Fund have adopted guidelines to ensure that those securities received are substantially identical to those sold. To reduce the risk of default, the Fund will engage in such transactions only with banks and broker-dealers selected pursuant to such guidelines.


Strategic Transactions and Derivatives. Each Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of the fixed-income securities in a Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.


         In the course of pursuing these investment strategies, a Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the fixed-income securities in a Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

         Strategic Transactions, including derivative contracts have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of currency transactions can result in a Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving a Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Each Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         Each Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting a Fund to require the Counterparty to sell the option back to a Fund at a formula price within seven days. Each Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.


         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. Each Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to a Fund's limitation on investing no more than 10% of its total assets in illiquid securities.


         If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

         Each Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by a Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

         Each Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. Neither Fund will sell put options if, as a result, more than 50% of a Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. Each Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         Each Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         Neither Fund will enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of a Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. Each Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.


Currency Transactions. Each Fund may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Adviser.


         Each Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.


         Neither Fund will enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.


         Each Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a Fund has or in which a Fund expects to have portfolio exposure.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, each Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), a Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which a Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. Each Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         Each Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Funds believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. Neither Fund will enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar   Instruments.   Each  Fund  may  make   investments   in  Eurodollar
instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. Each Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.


Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that a Fund segregate liquid, high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid, high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid, high grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid, high grade assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires the Fund to segregate liquid, high grade assets equal to the exercise price.


         Except when a Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates a Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid high grade assets equal to the amount of the Fund's obligation.


         OTC options entered into by a Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.


         In the case of a futures contract or an option thereon, a Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

         Each Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. (See "TAXES.")

Investment Restrictions

         The policies set forth below are fundamental policies of each Fund and may not be changed with respect to a Fund without approval of a majority of the outstanding voting securities of that Fund. As used in this Statement of Additional Information a "majority of the outstanding voting securities of a Fund" means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

        As a matter of fundamental policy, each Fund may not:

        1. borrow money, except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements provided that the Fund maintains asset coverage of 300% for all borrowings;

        2. purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and (ii) securities secured by real estate or interests therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities) or purchase or sell physical commodities or contracts relating to physical commodities;

        3. act as underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

        4. make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objectives and investment policies may be deemed to be loans;

        5. issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur; and except for shares of the separate classes or series of the Corporation provided that collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction; or

        6. purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (for the purposes of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents).

         In addition, as a matter of fundamental policy Global Fund may not, with respect to 75% of its total assets taken at market value, purchase more than 10% of the voting securities of any one issuer, or invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies.

Other Investment Policies

         The Directors of the Corporation have voluntarily adopted certain policies and restrictions which are observed in the conduct of the Funds' affairs. These represent intentions of the Directors based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Directors without requiring prior notice to or approval of shareholders.

         As a matter of nonfundamental policy, each Fund may not:

        (a) purchase or retain securities of any open-end investment company, or securities of closed-end investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets; in any event the Fund may not purchase more than 3% of the outstanding voting securities of another investment company, may not invest more than 5% of its assets in another investment company, and may not invest more than 10% of its assets in other investment companies;

        (b) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

        (c) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer, director or trustee of the Fund or a member, officer, director or trustee of the investment adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one % (1/2%) of the outstanding shares or securities or both (taken at market value) of such issuer and such individuals owning more than one-half of one % (1/2%) of such shares or securities together own beneficially more than 5% of such shares or securities or both;

        (d) purchase securities on margin or make short sales, unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;


        (e) invest more than 10% of its total assets in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws, or in repurchase agreements not terminable within 7 days and the Fund will not invest more than 10% of its total assets in restricted securities;


        (f) purchase securities of any issuer with a record of less than three years continuous operations, including predecessors, except U.S. Government securities, and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

        (g) buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its net assets; or sell put options on securities if, as a result, the aggregate value of the obligations underlying such put options would exceed 50% of the Fund's net assets;

        (h) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Fund and the premiums paid for options on futures contracts does not exceed 5% of the Fund's total assets, provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

        (i) invest in oil, gas or other mineral leases, or exploration or development programs (although it may invest in issuers which own or invest in such interests);

        (j) purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's total net assets or more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements (for this purpose, warrants attached to securities will be deemed to have no value);

        (k) make securities loans if the value of such securities loaned exceeds 30% of the value of the Fund's total assets at the time any loan is made; all loans of portfolio securities will be fully collateralized and marked to market daily. The Fund has no current intention of making loans of portfolio securities that would amount to greater than 5% of the Fund's total assets; or

        (l)       purchase or sell real estate limited partnership interests.

In addition, as a matter of nonfundamental policy, Global Fund may not:

        (1) borrow money, including reverse repurchase agreements, in excess of 5% of its total assets (taken at market value) except for temporary or emergency purposes, or borrow other than from banks; or

        (2) invest more than 5% of its total assets in debt securities rated Baa or below by Moody's, or BBB or below by S&P or deemed by the Adviser to be of comparable quality.

Further, as a matter of nonfundamental policy, International Bond Fund may not:

        (1) purchase securities which are not bonds denominated in foreign currency ("international bonds") if, immediately after such purchase, less than 65% of its total assets would be invested in international bonds, except that for temporary defensive purposes the Fund may purchase securities which are not international bonds without limitation;

        (2) borrow money in excess of 5% of its total assets (taken at market value) except for temporary or emergency purposes or borrow other than from banks; however, in the case of reverse repurchase agreements, the Fund may invest in such agreements with other than banks subject to total asset coverage of 300% for such agreements and all borrowings; or

        (3) invest more than 15% of its total assets in debt securities rated lower than BBB (commonly referred to as "junk bonds") by S&P or Baa by Moody's, or deemed by the Adviser to be of comparable quality, and the Fund may not invest in debt securities rated below B.

         With respect to International Bond Fund, restrictions with respect to repurchase agreements shall be construed to be for repurchase agreements entered into for the investment of available cash consistent with the Fund's repurchase agreement procedures, not repurchase commitments entered into for general investment purposes.

         If a percentage restriction on investment or utilization of assets as set forth under "Investment Restrictions" and "Other Investment Policies" above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or the total cost of a Fund's assets will not be considered a violation of the restriction.

                                    PURCHASES

                (See "Purchases" and "Transaction information" in
                            the Funds' prospectuses.)

Additional Information About Opening an Account


         With respect to Global Fund, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $1,000 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, telegram, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have certified a tax identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($1,000 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02110, ABA Number 011000028, DDA Account Number 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send a completed and signed application form to the Fund promptly.

         The minimum initial purchase amount is less than $1,000 under certain special plan accounts.

Additional Information About Making Subsequent Investments By Telephone Order


         With respect to Global Fund, subsequent purchase orders for $10,000 or more, and for an amount not greater than four times the value of the shareholder's account, may be placed by telephone, telegram, etc., by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD and banks. Orders placed in this manner may be directed to any office of the Distributor listed in the Fund's prospectus. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Corporation shall have the authority, as agent of the shareholder, to redeem shares in the account to reimburse the Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Fund.


Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares are purchased by a check which proves to be uncollectible, the Corporation reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by a Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Corporation shall have the authority, as agent of the shareholder, to redeem shares in the account to reimburse a Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         To obtain the net asset value determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4 p.m. eastern time) on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to a Fund prior to 4 p.m.

         To purchase shares of International Bond Fund and obtain the same day dividend you must have your bank forward federal funds by wire transfer and provide the required account information so as to be available to International Bond Fund prior to twelve o'clock noon eastern time on that day. If you wish to make a purchase of $500,000 or more you should notify the Fund's transfer agent, Scudder Service Corporation (the "Transfer Agent") of such a purchase by calling 1-800-225-5163. If either the federal funds or the account information is received after twelve o'clock noon eastern time, but both the funds and the information are made available before the close of regular trading on the Exchange on any business day, shares will be purchased at net asset value determined on that day but will not receive the dividend; in such cases, dividends commence on the next business day.

         The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by State Street Bank and Trust Company of "wired funds," but the right to charge investors for this service is reserved.


         Boston banks are presently closed on certain local holidays although the Exchange may be open. These holidays are Martin Luther King, Jr. Day (the 3rd Monday in January), Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because State Street Bank and Trust Company is not open to receive such federal funds on behalf of a Fund.

Share Price


         Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on the Exchange on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Funds, to forward the purchase order to the Transfer Agent in Boston by the close of regular trading on the Exchange.


Share Certificates


         Due to the desire of the Corporation's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Funds. Share certificates now in a shareholder's possession may be sent to the Funds' Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.


Other Information


         If purchases or redemptions of the Funds' shares are arranged and settlement is made, at an investor's election, through a member of the NASD, other than the Distributor, that member may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor, also the Funds' principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Directors and the Distributor may suspend or terminate the offering of shares of either Fund at any time.


         The "Tax Identification Number" section of the application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., certification of exempt status from exempt organizations) will be returned to the investor.

         The Corporation may issue shares of either Fund at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

                (See"Exchanges and redemptions" and "Transaction
                    information" in the Funds' prospectuses.)

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase of another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $1,000. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more.


If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction information--Signature guarantees" in the Funds' prospectuses.

         Exchange orders received before the close of regular trading on the Exchange on any business day will ordinarily be executed at respective net asset values determined on that day. Exchange orders received after the close of trading will be executed on the following business day.


         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Corporation and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.


         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding (see "TAXES").


         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that each Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine. The Funds and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated.


         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

         Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $50,000 and have the proceeds mailed to their address of record. Shareholders may request to have the proceeds mailed or wired to their predesignated bank account. In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent an application, including the designation of a bank account to which the redemption proceeds are to be sent.

        (a)       NEW INVESTORS  wishing to establish  the telephone  redemption
                  privilege  must  complete  the  appropriate   section  on  the
                  application.

        (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder pension and profit-sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request), or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         If a request for a redemption to a shareholder's bank account is made by telephone or fax, payment will be made by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

        Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that each Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with a signature guarantee as explained in the Funds' prospectuses.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax required in some states when settling estates.

         It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven days of payment for shares tendered for redemption may result but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information please call 1-800-225-5163.

Redemption-in-Kind

         The Corporation reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Corporation and valued as they are for purposes of computing a Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Corporation has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Corporation is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the relevant Fund at the beginning of the period.

Other Information


         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Corporation does not impose a redemption or repurchase charge. Redemption of shares, including an exchange into another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")

         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.


         The determination of net asset value and a shareholder's right to redeem shares and receive payment therefore may be suspended at times (a) during which the Exchange is closed, other than customary weekend and holiday closings,
(b) during which trading on the Exchange is restricted, (c) during which an emergency exists as a result of which disposal by the Corporation of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or (d) during which the SEC by order permits such a suspension for the protection of the Corporation's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.


         If transactions at any time reduce a shareholder's account balance in a Fund to below $1,000 in value, the Corporation may notify the shareholder that, unless the account balance is brought up to at least $1,000, the Corporation will redeem all shares, close the account and send the redemption proceeds to the shareholder. The shareholder has sixty days to bring the account balance up to $1,000 before any action will be taken by the Corporation. (This policy applies to accounts of new shareholders, but does not apply to certain Special Plan Accounts.) The Directors have the authority to change the minimum account size.

                   FEATURES AND SERVICES OFFERED BY THE FUNDS

            (See "Shareholder benefits" in the Funds' prospectuses.)

The Pure No-Load(TM) Concept
         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.


         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under Rule 12b-1 under the 1940 Act.


         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the NASD Rules of Fair Practice, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Because Scudder funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

         The following chart shows the potential long-term advantage of investing $10,000 in a Scudder pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.


                                Scudder                                    Load Fund with        No-Load Fund with
         YEARS            Pure No-Load(TM)Fund       8.50% Load Fund      0.75%  12b-1 Fee        0.25% 12b-1 Fee
         -----            --------------------       ---------------      -----  ---------        ---------------
          10                   $ 25,937               $ 23,733                $24,222                $25,354

          15                    41,772                 38,222                 37,698                 40,371

          20                    67,275                 61,557                 58,672                 64,282

         Investors are encouraged to review the fee tables on page 2 of the Funds' prospectuses for more specific information about the rates at which management fees and other expenses are assessed.


Dividend and Capital Gain Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders also may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. See "How to contact Scudder" in the prospectuses for the address. Please include your account number with your written request.

         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of a Fund.

         Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.


         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Diversification

         An investment in Global Fund represents an interest in a large, diversified portfolio of carefully selected securities. Diversification helps protect you against the possible risks of concentrating in fewer securities.

Scudder Funds Centers


         Investors may visit any of the Centers maintained by the Distributor listed in the Funds' prospectuses. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or find assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "How to contact Scudder" in the prospectuses.

Reports to Shareholders

         The Corporation issues to each Fund's shareholders audited semiannual financial statements, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. The Corporation presently intends to distribute to each Fund's shareholders informal quarterly reports during the intervening quarters, containing certain performance and investment highlights for each Fund.


Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

              (See "Investment products and services" in the Fund's
                                  prospectus.)

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow. Initial purchases in each Scudder fund must be at least $1,000 or $500 in the case of IRAs. Subsequent purchases must be for $100 or more. Minimum investments for special plan accounts may be lower.

MONEY MARKET

         Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital, and consistent therewith, to maintain the liquidity of capital and to provide current income through investment in a supervised portfolio of short-term debt securities. SCIT intends to seek to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and consistent therewith to provide current income through investment in a supervised portfolio of U.S. Government and U.S. Government guaranteed obligations with maturities of not more than 762 calendar days. The Fund intends to seek to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

INCOME

         Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued in emerging markets.

         Scudder GNMA Fund seeks to provide investors with high current income from a portfolio of high-quality GNMA securities.

         Scudder Income Fund seeks to earn a high level of income consistent with the prudent investment of capital through a flexible investment program emphasizing high-grade bonds.

         Scudder International Bond Fund seeks to provide income from a portfolio of high-grade bonds denominated in foreign currencies. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

         Scudder Short Term Bond Fund seeks to provide a higher and more stable level of income than is normally provided by money market investments, and more price stability than investments in intermediate-and long-term bonds.

         Scudder Short Term Global Income Fund seeks to provide high current income from a portfolio of high-grade money market instruments and short-term bonds denominated in foreign currencies and the U.S. dollar.

         Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with the minimization of reinvestment risks through investments primarily in zero coupon securities.

TAX FREE MONEY MARKET

         Scudder Tax Free Money Fund ("STFMF") is designed to provide investors with income exempt from regular federal income tax while seeking stability of principal. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder California Tax Free Money Fund* is designed to provide California taxpayers income exempt from California state and regular federal income taxes, and seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder New York Tax Free Money Fund* is designed to provide New York taxpayers income exempt from New York state, New York City and regular federal income taxes, and seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

TAX FREE

         Scudder High Yield Tax Free Fund seeks to provide high income which is exempt from regular federal income tax by investing in investment-grade municipal securities.

         Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Managed Municipal Bonds seeks to provide income which is exempt from regular federal income tax primarily through investments in long-term municipal securities with an emphasis on high quality.

         Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation by investing in high-grade municipal securities of intermediate maturities.

         Scudder California Tax Free Fund* seeks to provide income exempt from both California and regular federal income taxes through the professional and efficient management of a portfolio consisting of California state, municipal and local government obligations.

* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide as high a level of income exempt from Massachusetts personal and regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Massachusetts Tax Free Fund* seeks to provide income exempt from both Massachusetts and regular federal income taxes through the professional and efficient management of a portfolio consisting of Massachusetts state, municipal and local government obligations.

         Scudder New York Tax Free Fund* seeks to provide income exempt from New York state, New York City and regular federal income taxes through the professional and efficient management of a portfolio consisting of investments in New York state, municipal and local government obligations.

         Scudder Ohio Tax Free Fund* seeks to provide income exempt from both Ohio and regular federal income taxes through the professional and efficient management of a portfolio consisting of Ohio state, municipal and local government obligations.

         Scudder Pennsylvania Tax Free Fund* seeks to provide income exempt from both Pennsylvania and regular federal income taxes through a portfolio consisting of Pennsylvania state, municipal and local government obligations.

GROWTH AND INCOME

         Scudder Balanced Fund seeks to provide a balance of growth and income, as well as long-term preservation of capital, from a diversified portfolio of equity and fixed income securities.

         Scudder Growth and Income Fund seeks to provide long-term growth of capital, current income, and growth of income through a portfolio invested primarily in common stocks and convertible securities by companies which offer the prospect of growth of earnings while paying current dividends.

GROWTH

         Scudder Capital Growth Fund seeks to maximize long-term growth of capital through a broad and flexible investment program emphasizing common stocks.

         Scudder Development Fund seeks to achieve long-term growth of capital primarily through investments in marketable securities, principally common stocks, of relatively small or little-known companies which in the opinion of management have promise of expanding their size and profitability or of gaining increased market recognition for their securities, or both.

         Scudder Global Fund seeks long-term growth of capital primarily through a diversified portfolio of marketable equity securities selected on a worldwide basis. It may also invest in debt securities of U.S. and foreign issuers. Income is an incidental consideration.

         Scudder   Global  Small  Company  Fund  seeks   above-average   capital
         appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

         Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

         Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder International Fund seeks long-term growth of capital through investment principally in a diversified portfolio of marketable equity securities selected primarily to permit participation in non-U.S. companies and economies with prospects for growth. It also invests in fixed-income securities of foreign governments and companies, with a view toward total investment return.

         Scudder  Latin  America  Fund  seeks  to  provide   long-term   capital
         appreciation through investment primarily in the securities of Latin American issuers.

         Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

         Scudder Quality Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S.
         growth companies.


         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.


         Scudder Value Fund seeks long-term growth of capital through investment in undervalued equity securities.

         The Japan Fund, Inc. seeks capital appreciation through investment in Japanese securities, primarily in common stocks of Japanese companies.


         The net asset values of most Scudder Funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder Funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.


         The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; easy telephone exchanges into other Scudder funds; shares redeemable at net asset value at any time.


                              SPECIAL PLAN ACCOUNTS

    (See "Scudder tax-advantaged retirement plans," "Purchases--By Automatic Investment Plan" and "Exchanges and redemptions--By Automatic Withdrawal
                       Plan" in the Funds' prospectuses.)

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRA's other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Code.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

         Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,250 for married couples if one spouse has earned income of no more than $250). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

         The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                                     Value of IRA at Age 65
                         Assuming $2,000 Deductible Annual Contribution


         Starting                                          Annual Rate of Return
          Age of                                           ---------------------
       Contributions                    5%                        10%                       15%
       -------------                    --                        ---                       ---
            25                       $253,680                   $973,704                $4,091,908
            35                        139,522                    361,887                   999,914
            45                         69,439                    126,005                   235,620
            55                         26,414                     35,062                    46,699


         This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)


                                  Value of a Non-IRA Account at
                           Age 65 Assuming $1,380 Annual Contributions
                         (post tax, $2,000 pretax) and a 31% Tax Bracket

         Starting                                          Annual Rate of Return
          Age of                                           ---------------------
       Contributions                    5%                        10%                       15%
       -------------                    --                        ---                       ---
            25                       $119,318                   $287,021                  $741,431
            35                         73,094                    136,868                   267,697
            45                         40,166                     59,821                    90,764
            55                         16,709                     20,286                    24,681

Scudder 403(b) Plan

         Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan


         Non-retirement plan shareholders who currently own shares of the Fund may establish an Automatic Withdrawal Plan. The investor can then receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Payments are mailed at the end of each month. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment. Requests for increases in withdrawal amounts or to change payee must be submitted in writing, signed exactly as the account is registered and contain signature guarantee(s) as described under "Transaction information--Redeeming shares--Signature guarantees" in the Funds' prospectuses. Any such requests must be received by the Fund's transfer agent by the 15th of the month in which such change is to take effect. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Corporation or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Corporation of notice of death of the shareholder.


         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan


         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with the Distributor for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Corporation and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.


         The Corporation reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act


         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan. In this case, the minimum initial investment is $500.


         The Corporation reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

Scudder Trust Company

         Annual service fees are paid by the Fund to Scudder Trust Company, an affiliate of the Adviser, for certain retirement plan accounts and are included in the fees paid to the Transfer Agent.


                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

            (See "Distribution and performance information--Dividends and capital gains distributions" in the Funds' prospectuses.)

         Each Fund intends to follow the practice of distributing substantially all and in no event less than 90% of its investment company taxable income including any excess of net realized short-term capital gains over net realized long-term capital losses. A Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, a Fund may retain all or part of such gain for reinvestment, after paying the related federal income taxes for which the shareholders may then claim a credit against their federal income tax liability. If a Fund does not distribute an amount of capital gains and/or ordinary income required to be distributed by an excise tax provision of the Code, it may be subject to such tax. In certain circumstances, a Fund may determine that it is in the interest of shareholders to distribute less than such an amount. (See "TAXES.")

         International Bond Fund intends to declare daily and distribute monthly substantially all of its investment company taxable income resulting from Fund investment activity. Distributions, if any, of net realized capital gains normally will be distributed in November or December and, if necessary, within three months after the Fund's fiscal year end on June 30. Distributions of certain realized gains or losses on the sale or retirement of securities denominated in foreign currencies held by the Fund, to the extent attributable to fluctuations in currency exchange rates, as well as certain other gains or losses attributable to exchange rate fluctuations, are treated as ordinary income or loss and also normally will be made in December and, if necessary, within three months after the Fund's fiscal year end on June 30.

         Global Fund intends to distribute in September as well as in December substantially all of its investment company taxable income and any net realized capital gains resulting from Fund investment activity.

         All distributions will be made in shares of a Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent. Distributions are taxable, whether made in shares or cash. (See "TAXES.")

                             PERFORMANCE INFORMATION

           (See "Distribution and performance information--Performance information" in the Funds' prospectuses.)

         From time to time, quotations of the Funds' performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures are calculated in the following manner:

Average Annual Total Return

         Average annual total return is the average annual compound rate of return for the periods of one year, five years and the life of a Fund, each ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Funds' shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                                       T = (ERV/P)1/n - 1
          Where:
                    P       =        a hypothetical initial investment of $1,000
                    T       =        Average Annual Total Return
                    n       =        number of years
                    ERV     =        ending redeemable value: ERV is the  value,
                                     at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


           Average Annual Total Return for periods ended June 30, 1995


                            One Year         Five Year          Life of the Fund
                            --------         ---------          ----------------


Global Fund                   9.11%            8.63%               12.04%(1)
International Bond Fund       3.92%            10.80%              10.48%(2)


         (1)      For the period beginning July 23, 1986.
         (2)      For the period beginning July 6, 1988.


         With respect to International Bond Fund, if the investment management fee had been imposed and the expenses had not been reduced, the average annual total return for the one year period and five year period ended June 30, 1995 and life of the Fund would have been lower.


Cumulative Total Return

         Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Funds' shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                         C = (ERV/P) -1
             Where:
                    C       =        Cumulative Total Return
                    P       =        a hypothetical initial investment of $1,000
                    ERV     =        ending  redeemable  value:   ERV is the
                                     value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

             Cumulative Total Return for periods ended June 30, 1995
             -------------------------------------------------------

                            One Year         Five Year          Life of the Fund
                            --------         ---------          ----------------


Global Fund                   9.11%            51.29%              176.38%(1)
International Bond Fund       3.92%            67.00%              100.61%(2)


         (1)      For the period beginning July 23, 1986.
         (2)      For the period beginning July 6, 1988.


         With respect to International Bond Fund, if the investment management fee had been imposed and the expenses had not been reduced, the cumulative total return for the one year period and five year period ended June 30, 1995 and life of the Fund would have been lower.


Total Return

         Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Capital Change

         Capital change measures the return from invested capital including reinvested capital gains distributions. Capital change does not include the reinvestment of income dividends.

Yield of International Bond Fund


         Yield of International Bond Fund is the net annualized SEC yield of the Fund based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


                        YIELD = 2[(a-b/cd + 1)6-1]
             Where:
                            a     =     dividends and interest earned during the
                                        period, including amortization of market
                                        premium or accretion of market discount
                            b     =     expenses accrued for the period (net of
                                        reimbursements)
                            c     =     the average daily number of shares
                                        outstanding during the period that
                                        were entitled to receive dividends
                            d     =     the maximum offering price per share on
                                        the last day of the period


         The yield of International Bond Fund for the 30-day period ended June 30, 1995 was 6.39%.

         Calculation of the Fund's yield does not take into account "Section 988 Transactions." (See "TAXES.")


         From time to time International Bond Fund may advertise potential advantages of investing in foreign markets and may use these figures in an updated form. Past market results are no guarantee of future performance. Data are based on bonds with maturities of at least one year. Source: Salomon Brothers World Government Bond Index.

         Quotations of each Fund's performance are historical, show the performance of a hypothetical investment, and are not intended to indicate future performance. An investor's shares when redeemed may be worth more or less than their original cost. Performance of a Fund will vary based on changed in market conditions and the level of the Fund's expenses.

Comparison of Fund Performance

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

         In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones
Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P 500), the NASDAQ OTC Composite Index, the NASDAQ Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

         Because some or all each Fund's investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part that Fund's investment performance. Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning the Funds. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance for any of the countries in which either Fund invests, including, but not limited to, the following: population growth, gross domestic product, inflation rate, average stock market price-earnings ratios and the total value of stock markets. Sources for such statistics may include official publications of various foreign governments and exchanges.


         From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations. In addition, a Fund's performance may also be compared to the performance of broad groups of comparable mutual funds. Unmanaged indices with which a Fund's performance may be compared include, but are not limited to, the following:

                  The Europe/Australia/Far East (EAFE) Index
                  International Financial Corporation's Latin America Investable
                         Total Return Index
                  Morgan Stanley Capital International World Index
                  J.P. Morgan Global Traded Bond Index
                  Salomon Brothers World Government Bond Index
                  NASDAQ Composite Index
                  Wilshire 5000 Stock Index

         The following graph illustrates the historical risks and returns of selected unmanaged indices which track the performance of various combinations of United States and international securities for the ten year period ended December 31, 1994; results for other periods may vary. The graph uses ten year annualized international returns represented by the Morgan Stanley Capital International Europe, Australia and Far East (EAFE) Index and ten year annualized United States returns represented by the S&P 500 Index. Risk is measured by the standard deviation in overall portfolio performance within each index. Performance of an index is historical, and does not represent the performance of a Fund, and is not a guarantee of future results.


(X-Y CHART TITLE)              EFFICIENT FRONTIER


                    MSCI EAFE vs. S&P 500 (12/31/84-12/31/94)
(CHART DATA)

Data Point Labels                          X-Axis         Y-Axis
                                   Standard Deviation   Total Return
100% Int'l MSCI EAFE                        19.35          17.55
10 US/90 Int'l                              18.13          17.23
20/80                                       17.03          16.91
30 U.S./70 Int'l                            16.07          16.59
40/60                                       15.29          16.27
50 U.S./50Int'l                             14.70          15.96
60/40                                       14.34          15.64
70 U.S./30 Int'l                            14.21          15.32
80/20                                       14.33          15.00
90 U.S./10 Int'l                            14.69          14.68
100% U.S. S&P 500                           15.27          14.36

Source:  Lipper Analytical Services, Inc. (Data as of 12/31/94)

         From time to time, in marketing and other Fund literature, Directors and officers of the Funds, the Funds' portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Funds. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Funds may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. Government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.


         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds. Sources for Fund performance information and articles about the Funds include the following:


American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

IBC/Donoghue's Money Fund Report, a weekly publication of the Donoghue Organization, Inc., of Holliston, Massachusetts, reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "Donoghue's Money Fund Average," and "Donoghue's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Smart Money, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national business weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.


Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication put out 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

                            ORGANIZATION OF THE FUNDS

              (See "Fund organization" in the Funds' prospectuses.)

         The Funds are separate series of Scudder Global Fund, Inc., a Maryland corporation organized on May 15, 1986. Scudder Short Term Global Income Fund, Scudder Global Small Company Fund and Scudder Emerging Markets Income Fund are other series of the Corporation.

         The authorized capital stock of the Corporation consists of 800 million shares with $0.01 par value, 100 million shares of which are allocated to Global Fund and 200 million shares of which are allocated to International Bond Fund. Each share of each series of the Corporation has equal voting rights as to each other share of that series as to voting for directors, redemption, dividends and liquidation. Shareholders have one vote for each share held. The Directors have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. If a series were unable to meet its obligations, the remaining series should not have to assume the unsatisfied obligation of that series. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value at the option of the shareholder. Shares have no pre-emptive or conversion rights.

         Shares of the Corporation entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

         The shares of the Corporation have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the directors if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Directors will not be able to elect any person or persons to the Board of Directors.


         The Directors, in their discretion, may authorize the division of shares of the Funds (or shares of either series) into different classes permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. The Directors have no current intention of taking the action necessary to effect the division of shares into separate classes, nor of changing the method of distribution of shares of a Fund.


         Maryland corporate law provides that a Director of the Corporation shall not be liable for actions taken in good faith, in a manner he or she reasonably believes to be in the best interests of the Corporation and with the care that an ordinarily prudent person in a like position would use under similar circumstances. In so acting, a Director shall be fully protected in relying in good faith upon the records of the Corporation and upon reports made to the Corporation by persons selected in good faith by the Directors as qualified to make such reports. The By-Laws provide that the Corporation will indemnify Directors and officers of the Corporation against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their positions with the Corporation, to the fullest extent permitted by Maryland corporate law as amended from time to time. However, nothing in the Articles of Incorporation or the By-Laws protects or indemnifies a Director or officer against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                               INVESTMENT ADVISER

           (See "Fund organization--Investment adviser" in the Funds'
                                 prospectuses.)


         Scudder, Stevens & Clark, Inc., an investment counsel firm, acts as investment adviser to each Fund. This organization is one of the most experienced investment management firms in the U.S.. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953, the Adviser introduced Scudder International Fund, the first mutual fund registered with the SEC in the U.S. investing internationally in securities of issuers in several foreign countries. The firm reorganized from a partnership to a corporation on June 28, 1985.

         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, Scudder World Income Opportunities Fund, Inc., The Argentina Fund, Inc., The Brazil Fund, Inc., The First Iberian Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and The Latin America Dollar Income Fund, Inc. Some of the foregoing companies or trusts have two or more series.

         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $11 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust and AARP Cash Investment Funds.


         The Adviser maintains a large research department, which conducts continual studies of the factors that affect the position of various industries, companies and individual securities. In this work, the Adviser utilizes certain reports and statistics from a wide variety of sources, including brokers and dealers who may execute portfolio transactions for the Fund and for clients of the Adviser, but conclusions are based primarily on investigations and critical analyses by its own research specialists. The Adviser's international investment management team travels the world, researching hundreds of companies.

         Certain investments may be appropriate for a Fund and also for other clients advised by the Adviser. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Adviser in the interest of most favorable net results to a Fund.

         The continuance of the Investment Management Agreement between International Bond Fund and the Adviser was approved by the Directors on September 6, 1995. The Investment Management Agreement between Global Fund and the Adviser was approved by the Directors on September 6, 1995. The International Bond Fund Agreement dated September 8, 1994 and the Global Fund Agreement dated September 6, 1995 (collectively, the "Agreements") will continue in effect until September 30, 1996 and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Directors who are not parties to such Agreements or interested persons of the Adviser or the Corporation, cast in person at a meeting called for the purpose of voting on such approval, and either by vote of the Corporation's Directors or of the outstanding voting securities of the respective Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days written notice, and automatically terminate in the event of their assignment.


         Under each Agreement, the Adviser regularly provides a Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objectives, policies and restrictions and determines what securities shall be purchased for the portfolio of the Fund, what portfolio securities shall be held or sold by the Fund, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Corporation's Articles of Incorporation and By-Laws, of the 1940 Act and the Code and to the Fund's investment objectives, policies and restrictions, and subject, further, to such policies and instructions as the Directors of the Corporation may from time to time establish. The Adviser also advises and assists the officers of the Corporation in taking such steps as are necessary or appropriate to carry out the decisions of its Directors and the appropriate committees of the Directors regarding the conduct of the business of the Corporation.

         Under each Agreement, the Adviser also renders significant administrative services (not otherwise provided by third parties) necessary for a Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Directors and shareholders, supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodians, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Funds; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Directors.

         The Adviser pays the compensation and expenses (except those of attending Board and committee meetings outside New York, New York and Boston, Massachusetts) of all directors, officers and executive employees of the Corporation affiliated with the Adviser and makes available, without expense to the Funds, the services of such directors, officers and employees as may duly be elected officers, subject to their individual consent to serve and to any limitations imposed by law, and provides the Funds' office space and facilities.


         For the Adviser's services, effective September 6, 1995, Global Fund pays the Adviser an annual fee equal to 1.00% on the first $500 million of average daily net assets, 0.95% on such assets in excess of $500 million and 0.90% on such assets in excess of $1 billion. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

         From September 6, 1993 to September 5, 1995 Global Fund paid the Adviser an annual fee equal to 1.00% on the first $500 million of average daily net assets and 0.95% on such assets in excess of $500 million. The fee was paid monthly, provided the Fund made such interim payments as requested by the Adviser not to have exceeded 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

         The net investment advisory fees for the Global Fund for the fiscal years ended June 30, 1995, 1994 and 1993, were $11,015,077, $9,049,260 and
$4,300,271, respectively.

         For the Adviser's services effective September 8, 1994, International Bond Fund pays the Adviser an annual fee equal to 0.85% of the first $1 billion of average daily net assets and 0.80% of such assets in excess of $1 billion. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

         From December 14, 1990 to September 7, 1994, International Bond Fund paid the Adviser an annual fee equal to 0.85 of 1% of the Fund's average daily net assets. The fee was payable monthly, provided the Fund made such interim payments as requested by the Adviser not to have exceeded 75% of the amount of the fee then accrued on the books of the Fund and unpaid.


         For the fiscal years ended June 30, 1995, 1994 and 1993, the fees imposed for the International Bond Fund amounted to $9,197,192, $10,598,081 and $5,669,210, respectively, and the fees not imposed amounted to $0, $341,680 and $955,127, respectively.


         Under each Agreement, a Fund is responsible for all of its other expenses including organization expenses; fees and expenses incurred in connection with membership in investment company organizations; broker's commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates or any other expenses, including clerical expenses of issue, redemption or repurchase of shares of capital stock; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of the Directors, officers and employees who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Corporation may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of Funds. Each Fund is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Directors with respect thereto. The custodian agreements provide that the custodian shall compute each Fund's net asset value. The Agreements expressly provide that the Adviser shall not be required to pay a pricing agent of the Funds for portfolio pricing services, if any.


         The Adviser has agreed in each Agreement to reimburse the Funds for annual expenses to the extent required by the most restrictive expense limitations imposed by any state in which the Corporation is at the time offering the Fund's shares for sale, although no payments are required to be made by the Adviser pursuant to this reimbursement provision in excess of the annual fee paid by the Fund to the Adviser. Management has been advised that the lowest of such limitations is presently 2 1/2% of such net assets up to $30 million, 2% of the next $70 million of such net assets and 1 1/2% of such net assets in excess of that amount. Certain expenses such as brokerage commissions, taxes, extraordinary expenses and interest are excluded from such limitations and other expenses may be excluded from time to time. For the fiscal years ended June 30, 1995, 1994 and 1993, expenses, net of reimbursement, equaled 1.38%, 1.45% and 1.48%, of the average net assets of Global Fund. For each of the fiscal years ended June 30, 1995, 1994 and 1993, expenses, net of reimbursement, equaled 1.30%, 1.27% and 1.25% of the average net assets of International Bond Fund. If reimbursement is required, it will be made as promptly as practicable after the end of a Fund's fiscal year. However, no fee payment will be made to the Adviser during any fiscal year which will cause year-to-date expenses to exceed the cumulative pro-rata expense limitation at the time of such payment.


         Each Agreement also provides that a Fund and the Corporation may use any name derived from the name "Scudder, Stevens & Clark" only as long as the Agreement or any extension, renewal or amendment thereof remains in effect.

         Each Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the relevant Fund in connection with matters to which the Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreements.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Funds' custodian banks. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

         None of the officers or Directors may have dealings with the Funds as principals in the purchase or sale of securities, except as individual subscribers or holders of shares of the Funds.

Personal Investments by Employees of the Adviser

         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


                                     DIRECTORS AND OFFICERS

                                 Position                                            Position with Underwriter,
Name and Address                 with Corporation      Principal Occupation**        Scudder Investor Services, Inc.
----------------                 ----------------      ----------------------        -------------------------------

Edmond D. Villani++*#            Chairman of the       President and Managing                        --
                                 Board and Director    Director of Scudder,
                                                       Stevens & Clark, Inc.

Nicholas Bratt++*#@              President, Short      Managing Director of                          --
                                 Term Global Income    Scudder, Stevens & Clark,
                                 Fund, Scudder         Inc.
                                 International Bond
                                 Fund and Scudder
                                 Global Small
                                 Company Fund; and
                                 Director

William E. Holzer++ @            President, Scudder    Managing Director of                          --
                                 Global Fund           Scudder, Stevens & Clark,
                                                       Inc.

Paul Bancroft III                Director              Venture Capitalist and                        --
1120 Cheston Lane                                      Consultant; Retired,
Queenstown, MD 21658                                   President, Chief Executive
                                                       Officer and Director,
                                                       Bessemer Securities
                                                       Corporation

Thomas J. Devine                 Director              Consultant                                    --
641 Lexington Avenue
New York, NY  10022


William H. Gleysteen, Jr.        Director              President, The Japan                          --
333 East 47th Street                                   Society, Inc. (1989 until
New York, NY  10017                                    present); Vice President of
                                                       Studies, Council on Foreign
                                                       Relations (until 1989)

                                       40

                                 Position                                            Position with Underwriter,
Name and Address                 with Corporation      Principal Occupation**        Scudder Investor Services, Inc.
----------------                 ----------------      ----------------------        -------------------------------

William H. Luers                 Director              President, The Metropolitan                   --
993 Fifth Avenue                                       Museum of Art (1986 until
New York, NY 10028                                     present)

Daniel Pierce+                   Director and Vice     Chairman of the Board and     Vice President, Director &
                                 President             Managing Director of          Assistant Treasurer
                                                       Scudder, Stevens & Clark,
                                                       Inc.

Robert G. Stone, Jr.             Director              Chairman of the Board and                     --
405 Lexington Avenue                                   Director, Kirby Corporation
New York, NY 10174                                     (marine transportation,
                                                       diesel repair and property
                                                       and casualty insurance in
                                                       Puerto Rico)

Robert W. Lear                   Honorary Director     Executive-in-Residence and                   --
429 Silvermine Road                                    Visiting Professor,
New Canaan, CT 06840                                   Columbia University
                                                       Graduate School of Business

Jerard K. Hartman++              Vice President        Managing Director of                          --
                                                       Scudder, Stevens & Clark,
                                                       Inc.

Thomas W. Joseph+                Vice President        Principal of Scudder,         Vice President, Director,
                                                       Stevens & Clark, Inc.         Treasurer & Assistant Clerk

Douglas M. Loudon++              Vice President        Managing Director of          Senior Vice President
                                                       Scudder, Stevens & Clark,
                                                       Inc.

Gerald J. Moran++                Vice President        Principal of Scudder,                         --
                                                       Stevens & Clark, Inc.

Cornelia M. Small++              Vice President        Managing Director of                          --
                                                       Scudder, Stevens & Clark,
                                                       Inc.


Thomas F. McDonough+             Vice President and    Principal of Scudder,         Clerk
                                 Secretary             Stevens & Clark, Inc.

Pamela A. McGrath+               Vice President and    Principal of Scudder,                         --
                                 Treasurer             Stevens & Clark, Inc.

David S. Lee+                    Vice President and    Managing Director of          President, Assistant Treasurer
                                 Assistant Treasurer   Scudder, Stevens & Clark,     and Director
                                                       Inc.

Edward J. O'Connell++            Vice President and    Principal of Scudder,         Assistant Treasurer
                                 Assistant Treasurer   Stevens & Clark, Inc.

                                       41

                                 Position                                            Position with Underwriter,
Name and Address                 with Corporation      Principal Occupation**        Scudder Investor Services, Inc.
----------------                 ----------------      ----------------------        -------------------------------

Juris Padegs++                   Vice President and    Managing Director of          Vice President and Director
                                 Assistant Secretary   Scudder, Stevens & Clark,
                                                       Inc.

Kathryn L. Quirk++               Vice President and    Managing Director of          Vice President
                                 Assistant Secretary   Scudder, Stevens & Clark,
                                                       Inc.
Coleen Downs Dinneen+            Assistant Secretary   Vice President of             Assistant Clerk
                                                       Scudder, Stevens & Clark,
                                                       Inc.


* Messrs. Villani and Bratt are considered by the Corporation and its counsel to be persons who are "interested persons" of the Adviser or of the Corporation (within the meaning of the 1940 Act).

** Unless otherwise stated, all the Directors and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.

# Messrs. Villani and Bratt are members of the Executive Committee, which may exercise the powers of the Directors when they are not in session.

+         Address: Two International Place, Boston, Massachusetts

++        Address: 345 Park Avenue, New York, New York

@ The President of a series shall have the status of Vice President of the Corporation.


         As of September 30, 1995 all Directors and officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities Exchange Act of 1934) less than 1% of the shares of Global Fund outstanding on such date.

         As of September 30, 1995 all Directors and Officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities Exchange Act of 1934) less than 1% of the shares of International Bond Fund outstanding on such date.

         As of September 30, 1995, _________ shares in the aggregate, _____% of the outstanding shares of International Bond Fund, were held in the name of Northern Trust Company for the benefit of Teacher Retirement Systems of Texas, P.O. Box 92956, Mutual Funds, Chicago, IL, 60675 who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

         As of September 30, 1995, _________ shares in the aggregate, _____% of the outstanding shares of International Bond Fund, were held in the name of Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, CA 94104-4122, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.


         Except as stated above, to the best of the Corporation's knowledge, as of September 30, 1995, no person owned beneficially more than 5% of a Fund's outstanding shares.

         The Directors and officers also serve in similar capacities with other Scudder funds.

                                  REMUNERATION


         Several of the officers and Directors of the Corporation may be officers or employees of the Adviser, Scudder Investor Services, Inc., Scudder Service Corporation, Scudder Trust Company or Scudder Fund Accounting Corporation and participate in the fees paid by a Fund. The Funds pay no direct remuneration to any officer of the Corporation. However, each of the Directors who is not affiliated with the Adviser will be paid by the Corporation on behalf of a Fund. Each of these unaffiliated Directors receives an annual Director's fee of $4,000 from the series and fees of $400 for attending each Directors' meeting, audit committee meeting or meeting held for the purpose of considering arrangements between the Corporation on behalf of a Fund and the Adviser or any of its affiliates. Each unaffiliated Director also receives $150 per committee meeting attended other than those set forth above. For the fiscal year ended

June 30, 1995, Directors' fees amounted to $45,725 for Global Fund, and $44,525 for International Bond Fund.


The following Compensation Table, provides in tabular form, the following data.

Column (1) All Directors who receive compensation from the Registrant.

Column (2) Aggregate compensation received by a Director from all series of the Registrant - Scudder Global Fund, Inc., which is comprised of Scudder Global Fund, Scudder International Bond Fund, Scudder Short Term Global Income Fund, Scudder Global Small Company Fund and Scudder Emerging Markets Income Fund.

Columns (3) and(4) Pension or retirement benefits accrued or proposed to be paid by the Fund Complex. Scudder Global Fund, Inc. does not pay its Directors such benefits.

Column (5) Total compensation received by a Director from Scudder Global Fund, Scudder International Bond Fund, Scudder Short Term Global Income Fund, Scudder Global Small Company Fund and Scudder Emerging Markets Income Fund, plus compensation received from all funds managed by Scudder for which a Director serves. The total number of funds from which a Director receives such compensation is also provided in Column (5). Generally, compensation received by a Director for serving on the Board of a closed-end fund is greater than the compensation received by a Director for serving on the Board of an open-end fund.


                                       Compensation Table
                              for the year ended December 31, 1994
=========================== ============================= ================== ================= ====================
           (1)                          (2)                      (3)               (4)                 (5)
                                                             Pension or
                                                             Retirement                        Total Compensation
                                                          Benefits Accrued      Estimated       From Registrant
      Name of Person,        Aggregate Compensation from    As Part of Fund   Annual Benefits    and Fund Complex
         Position                    Registrant*           Complex Expenses   Upon Retirement    Paid to Director
=========================== ============================= ================== ================= ====================

Paul Bancroft III,                   $ 45,663                   N/A               N/A              $ 120,238
Director                                                                                          (14 funds)

Thomas J. Devine, Director           $ 45,663                   N/A               N/A              $ 115,656
                                                                                                  (16 funds)

William H. Gleysteen, Jr.            $ 45,313                $ 3,804**         $ 3,000**           $ 113,213
Director                                                                                          (12 funds)

William H. Luers, Director           $ 45,313                   N/A               N/A              $ 83,713
                                                                                                  (10 funds)
Robert G. Stone, Jr.                 $ 45,663                $6,289**           $6,000**           $ 140,438
Director                                                                                          (15 funds)

*    The Corporation consists of five funds.

**   Retirement  benefits   accrued  and  proposed  to  be  paid  as  additional
     compensation for serving on the Board of The Japan Fund, Inc.

                                   DISTRIBUTOR


         The Corporation has an underwriting agreement with Scudder Investor Services, Inc., a Massachusetts corporation, which is a wholly-owned subsidiary of Scudder, Stevens & Clark, Inc., a Delaware corporation. The Corporation's underwriting agreement dated July 24, 1986 will remain in effect until September 30, 1996 and from year to year thereafter only if its continuance is approved annually by a majority of the Directors who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Directors or a majority of the outstanding voting securities of the Corporation. The underwriting agreement was most recently approved by the Directors on September 6, 1995.

         Under the principal underwriting agreement, the Corporation is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of the Funds' registration statement and prospectuses and any amendments and supplements thereto, the registration and qualification of shares for sale in the various states, including registering the Corporation as a broker/dealer in various states; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of a Fund; the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issue taxes or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives, the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Corporation and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Funds' shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of a Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of service representatives, a portion of the cost of computer terminals, and of any activity which is primarily intended to result in the sale of shares issued by the Corporation unless a Rule 12b-1 Plan is in effect which provides that a Fund shall bear some or all of such expenses.

       NOTE: Although neither Fund has a 12b-1 Plan and the Directors have no current intention of adopting one, the Funds would also pay those fees and expenses permitted to be paid or assumed by a Fund pursuant to a 12b-1 Plan, if any, adopted by a Fund, notwithstanding any other provision to the contrary in the underwriting agreement.

         As agent, the Distributor currently offers the Funds' shares on a continuous basis to investors in all states. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged the investor. The Distributor has made no firm commitment to acquire shares of the Corporation.

                                      TAXES

   (See "Distribution and performance information--Dividends and capital gains distributions" and "Transaction information--Tax information,
             Tax identification number" in the Funds' prospectuses.)

         Each Fund has elected to be treated as a regulated investment company under the Code, and each has qualified as such since its inception. They intend to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code. The Funds intend to distribute at least annually substantially all, and in no event less than 90%, of their investment company taxable income and net realized capital gains.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by a Fund, each Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim his/her share of federal income taxes paid by a Fund on such gains as a credit against his/her own federal income tax liability, and will be entitled to increase the adjusted tax basis of his/her Fund shares by the difference between his/her pro rata share of such gains and his/her tax credit.


         Net investment income is made up of dividends and interest, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward or post-October loss of a Fund. Global Fund and International Bond Fund intend to offset realized capital gains by using their capital loss carryforwards before distributing any capital gains. In addition, Global Fund and International Bond Fund intend to offset realized capital gains by using their post-October losses before distributing any capital gains. As of June 30, 1995, Global Fund had no net capital loss carryforward. At June 30, 1995, the International Bond Fund had a net tax basis capital loss carryforward of approximately $77,681,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until June 30, 2003, whichever occurs first. In addition, from November 1, 1994 through June 30, 1995, the International Bond Fund incurred $26,583,252 of net realized capital losses and $23,044,146 of net realized currency losses. As permitted by tax regulations, the International Bond Fund intends to elect to defer $26,583,252 of net realized capital losses and $5,541,013 of net realized currency losses and treat them as arising in the fiscal year ended June 30, 1996.


         Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses prescribed by the Code) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Dividends from domestic corporations are expected to comprise some portion of Global Fund's gross income. To the extent that such dividends constitute a portion of the Fund's gross income, a portion of the income distributions of the Fund may be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held for less than 46 days.

         Distributions of the excess of net long-term capital gain over net short-term capital loss, which a Fund designates as capital gains dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction discussed above. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and net foreign currency gains, if any, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of a Fund.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,250 to IRAs for an individual and his or her nonearning spouse) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by a Fund result in a reduction in the net asset value of such Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         Each Fund intends to qualify for and may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and may be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). Each Fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of a Fund at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

         If a Fund invests in stock of certain foreign investment companies, that Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

         Proposed regulations have been issued which may allow each Fund to make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, each Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Funds' adjusted basis in these shares. No mark to market losses would be recognized. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund level tax when distributed to shareholders as a dividend. Alternatively, the Funds may elect to include as income and gain their share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

         Equity options (including options on stock and options on narrow-based stock indices) and over-the-counter options on debt securities written or purchased by a Fund will be subject to tax under Section 1234 of the Code. In general, no loss is recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend in the case of a lapse or sale of the option on the Fund's holding period for the option and in the case of an exercise of the option on the Fund's holding period for the underlying stock. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying stock or substantially identical stock in the Fund's portfolio. If a Fund writes a put or call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option is exercised the character of the gain or loss depends on the holding period of the underlying stock.

         Many futures and forward contracts entered into by a Fund, and all listed nonequity options written or purchased by a Fund (including options on debt securities, options on futures contracts, options on securities indices and options on broad-based stock indices) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e. treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in a Fund's portfolio. Under Section 988 of the Code, discussed below, foreign currency gains or loss from foreign currency related forward contracts, certain futures and similar financial instruments entered into or acquired by a Fund will be treated as ordinary income or loss.


         Subchapter M of the Code requires that each Fund realize less than 30% of its annual gross income from the sale or other disposition of stock, securities and certain options, futures and forward contracts held for less than three months. Each Fund's options, futures and forward transactions may increase the amount of gains realized by the Fund that are subject to this 30%
limitation. Accordingly, the amount of such transactions that a Fund may undertake may be limited.

         Positions of a Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes a Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for any "qualified covered call options" on stock written by the Fund.

         Positions of a Fund which consist of at least one position not governed by Section 1256 and at least one futures contract or forward contract or nonequity option governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of
Section 1092 of the Code, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Fund will monitor its transactions in options and futures and may make certain tax elections in connection with these investments.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.


         A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to a Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount imputed income will comprise a part of the investment company taxable income of the Funds which must be distributed to shareholders in order to maintain the qualification of the Funds as regulated investment companies and to avoid federal income tax at the Fund's level. In addition, if a Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on such obligations may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.


         Each Fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of each Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Corporation issues to each shareholder a statement of the federal income tax status of all distributions.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS


Brokerage Commissions


         To the maximum extent feasible the Adviser places orders for portfolio transactions on behalf of each Fund through the Distributor which in turn places orders on behalf of a Fund with issuers, underwriters or other brokers and dealers. The Distributor receives no commission, fees or other remuneration from a Fund for this service. Allocation of brokerage is supervised by the Adviser.

         International Bond Fund's purchases and sales of portfolio securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for each Fund's portfolios is to obtain the most favorable net results, taking into account such factors as price, commission, where applicable, (which is negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions), size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others, if available. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with brokers and dealers who supply market quotations to the custodian of a Fund for appraisal purposes, or who supply research, market and statistical information to a Fund or the Adviser. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is not authorized when placing portfolio transactions for a Fund to pay a brokerage commission in excess of that which another broker might have charged for executing the same transaction solely on account of the receipt of research, market or statistical information. The Adviser does not place orders with brokers or dealers on the basis that the broker or dealer has or has not sold Fund shares. Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

         Although certain research, market and statistical information from brokers and dealers can be useful to a Fund and to the Adviser, it is the opinion of the Adviser that such information is only supplementary to its own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Funds, and not all such information is used by the Adviser in connection with the Funds. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Funds.


         In the fiscal years ended June 30, 1995, 1994 and 1993, Global Fund paid brokerage commissions of $__________, $1,322,674 and $1,040,167.26, respectively. For the fiscal year ended June 30, 1995, $__________, (___%) of the total brokerage commissions paid by the Fund resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research, market and statistical information to the Fund or the Adviser. The amount of such transactions aggregated $__________ (___%) of all brokerage transactions. Such brokerage was not allocated to any particular brokers or dealers or with any regard to the provision of market quotations for purposes of valuing the Fund's portfolio or to any other special factors.

         In the fiscal years ended June 30, 1995, 1994 and 1993, International Bond Fund paid no brokerage commissions.


         The Directors of the Corporation review from time to time whether the recapture for the benefit of each Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.


Portfolio Turnover

         Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. Global Fund's portfolio turnover rate for the fiscal years ended June 30, 1995 and 1994 were 44.4% and 59.7%, respectively. International Bond Fund's portfolio turnover rate for the fiscal years ending June 30, 1995 and 1994 were 318.5% and 232.9%, respectively. Recent economic and market conditions necessitated more active trading, resulting in the higher portfolio turnover rates. A higher rate involves greater transaction expenses to a Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for a Fund's portfolio whenever necessary, in management's opinion, to meet the Fund's objectives.


                                 NET ASSET VALUE

         The net asset value of shares of the Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

         An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system is valued at its most recent sale price. Lacking any sales, the security is valued at the high or "inside" bid quotation. The value of an equity security not quoted on the NASDAQ System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

         Debt securities, other than short-term securities, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities with remaining maturities of sixty days or less are valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.


         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Fund's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts

         The Financial highlights of each Fund included in the Funds' prospectuses and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing.

Other Information

         Many of the investment changes in a Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Adviser in the light of the objectives and policies of the Fund, and such factors as its other portfolio holdings and tax considerations and should not be construed as recommendations for similar action by other investors.

         The CUSIP number of Global Fund is 811150-10-1.

         The CUSIP number of International Bond Fund is 811150-20-0.

         Global Fund and International Bond Fund each have fiscal years ending on June 30.

         The law firm of Dechert Price & Rhoads is counsel for the Funds.

         The  Corporation  employs  Brown  Brothers  Harriman  and Co., 40 Water
Street, Boston, Massachusetts 02109 as Custodian for Global Fund and International Bond Fund. Brown Brothers Harriman and Co. has entered into agreements with foreign subcustodians approved by the Directors of the Corporation pursuant to Rule 17f-5 of the 1940 Act.

         Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts, 02210-4103, a wholly-owned subsidiary of the Adviser, computes net asset value for the Funds. Global Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.065% of the first $150 million of average daily net assets, 0.040% of such assets in excess of $150 million, 0.020% of such assets in excess of $1 billion, plus holding and transaction charges for this service. International Bond Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.08% of the first $150 million of average net assets, 0.06% of such assets in excess of $150 million and 0.04% of such assets in excess of $1 billion.

         Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a wholly-owned subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for each Fund. Global Fund pays Scudder Service Corporation an annual fee of $17.55 for each account maintained for a participant. International Bond Fund pays Scudder Service Corporation an annual fee of $25.00 for each account maintained for a participant. Scudder Service Corporation charged Global Fund aggregate fees of $2,144,775 during the Fund's last fiscal year. Scudder Service Corporation charged International Bond Fund aggregate fees of $1,435,234 during the Fund's last fiscal year.


         The Directors of the Corporation have considered the appropriateness of using this combined Statement of Additional Information for the Funds. There is a possibility that a Fund might become liable for any misstatement, inaccuracy, or incomplete disclosure in this Statement of Additional Information concerning the other Fund.

         The Funds' prospectuses and this Statement of Additional Information omit certain information contained in the Registration Statement which the Corporation has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS


         Each Fund's Annual Report for the fiscal year ended June 30, 1995, together with the Report of Independent Accountants, is incorporated into this Statement of Additional Information by reference in its entirety.

                                    APPENDIX

         The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds.

Ratings of Municipal and Corporate Bonds

         S&P:

         Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major exposures to adverse conditions.

         Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Moody's:

         Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

Scudder
Global
Fund

Annual Report
June 30, 1995

o For investors seeking long-term growth of capital from a professionally managed portfolio consisting primarily of U.S. and foreign common stocks.

o  A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

SCUDDER GLOBAL FUND
--------------------------------------------------------------------------------
CONTENTS

   2 In Brief

   3 Letter from the Fund's Chairman

   4 Performance Update

   5 Portfolio Summary

   6 Portfolio Management Discussion

  10 Investment Portfolio

  19 Financial Statements

  22 Financial Highlights

  23 Notes to Financial Statements

  28 Report of Independent Accountants

  29 Tax Information

  29 Officers and Directors

  30 Investment Products and Services

  31 How to Contact Scudder


IN BRIEF

o Scudder Global Fund provided a 9.11% total return for the 12 months ended June 30, 1995, reflecting a significantly improved investment environment in the final six months of the period.

o The Fund surpassed the 7.55% average return of the 108 global equity funds tracked by Lipper Analytical Services, Inc. during the period but failed to keep pace with the unmanaged Morgan Stanley Capital International (MSCI) World Index. The 10.67% return of the Index reflects a greater exposure to the strong United States stock market, without which the Index would have returned 2.27%. Over longer periods, however, the Fund has generally outperformed the Index.

(BAR CHART TITLE)
                    Average Annual Total Returns for Periods
                               Ended June 30, 1995
 ------------------------------------------------------------------
                  Scudder Global Fund       MSCI World Index
 ------------------------------------------------------------------
(BAR CHART DATA)
 Five years               8.63%                    7.14%
 ------------------------------------------------------------------
 Life of Fund*           12.04%                   10.21%
 ------------------------------------------------------------------

* The Fund commenced operations on July 23, 1986. For the purpose of comparison, Index returns are from July 31. Past performance is no guarantee of future results.

o The Fund maintained exposure to a number of investment themes during the year, while decreasing its emphasis on stocks likely to benefit from synchronized world growth. A new theme, "Hidden German Wealth," was added during the year to take advantage of the enormous wealth-creating potential of German privatization.

                                                 LETTER FROM THE FUND'S CHAIRMAN
--------------------------------------------------------------------------------
Dear Shareholders,

         After a difficult 1994, stock prices improved dramatically in the first half of this year as concerns about inflationary economic growth all but disappeared. Economic growth in the United States and Europe has shown signs of weakening in recent months, allowing investors to focus on the strong corporate earnings increases that have characterized the past few years.

         By and large, the U.S. stock market has reacted most favorably to this confluence of circumstances, with a 20.21% rise in the unmanaged S&P 500 Index for the first half of 1995. While growth in capital markets is always welcome, rapid increases in asset prices often warn of excess -- and a 20% increase for such a short period is not reflective of an economy late in its expansionary cycle. Indeed, the recent surge in mergers and acquisitions suggests that U.S. corporations may have exhausted the benefits of downsizing for this cycle and are looking to other means of generating profits. At a minimum, we think it will be difficult for the stock market to repeat in the next six months its performance in the first half of the year, and caution investors not to be surprised by any near-term corrections.

         Fortunately, the Scudder Global Fund has roughly two thirds of its holdings invested outside the United States, where such forces as privatization, massive infrastructure development, and demographic changes are creating unprecedented opportunities for financial reward. The world's capital markets are being driven by disinflationary growth, manifested daily in technological innovation, deregulation, and monetary restraint. While we believe this backdrop is healthy for equity markets in general, Scudder Global Fund seeks to identify those companies that will provide superior investment results based on their participation in the dynamic of the world economy.

         If you have any questions about your Fund or your investments, please contact a Scudder Investor Relations representative at 1-800-225-2470. Page 31 provides more information on how to contact Scudder. Thank you for your continued interest in the Scudder Global Fund.
                                              Sincerely,
                                              /s/Edmond D. Villani
                                              Edmond D. Villani
                                              Chairman,
                                              Scudder Global Fund

Scudder Global Fund
Performance Update as of June 30, 1995
-----------------------------------------------------------------
Growth of a $10,000 Investment
-----------------------------------------------------------------
Scudder Global Fund
----------------------------------------
                     Total Return
  Period   Growth    -------------
   Ended     of               Average
 6/30/95  $10,000  Cumulative  Annual
--------- -------  ----------  -------
1 Year    $10,911     9.11%     9.11%
5 Year    $15,129    51.29%     8.63%
Life of
Fund*     $27,638   176.38%    12.04%

MSCI World Index
--------------------------------------
                     Total Return
  Period   Growth    -------------
   Ended     of               Average
  6/30/95  $10,000  Cumulative  Annual
--------- -------  ----------  -------
1 Year    $11,067    10.67%    10.67%
5 Year    $14,119    41.19%     7.14%
Life of
Fund*     $23,781   137.81%    10.21%

*The Fund commenced operations on July 23, 1986.
Index comparisons begin July 31, 1986.

A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

Yearly periods ended June 30

Scudder Global Fund
Year            Amount
----------------------
7/31/86         10000
87              12850
88              12286
89              15223
90              18268
91              17318
92              19758
93              22417
94              25329
                27638

MSCI World Index
Year            Amount
----------------------
7/31/86         10000
87              14131
88              13983
89              15728
90              16843
91              16019
92              16696
93              19492
94              21488
95              23781

Morgan Stanley Capital International (MSCI) World Index is an unmanaged capitalization-weighted measure of global stock markets including the U.S., Canada, Europe, Australia, and the Far East. Index returns assume dividends reinvested net of withholding tax and, unlike Fund returns, do not reflect any fees or expenses.



-------------------------------------------------------------------
Returns and Per Share Information
-------------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

Yearly periods ended June 30
----------------------------------

                       1987*   1988    1989    1990    1991    1992    1993    1994    1995
                     -----------------------------------------------------------------------
Net Asset Value...   $15.42  $14.47  $17.64  $20.36  $18.06  $19.56  $21.63  $23.93  $25.64
Income Distributions $   --  $  .06  $  .14  $  .20  $  .37  $  .31  $  .16  $  .24  $  .11
Capital Gains
Distributions.....   $   --  $  .25  $  .08  $  .55  $  .83  $  .66  $  .34  $  .26  $  .34
Fund Total
Return (%)........    28.50   -4.45   23.90   20.00   -5.20   14.09   13.45   12.99    9.11
Index Total
Return (%)........    41.31   -1.05   12.48    7.09   -4.90    4.22   16.75   10.23   10.67


All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results.
Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.
If the Adviser had not maintained the Fund's expenses, the average annual total return for the one year, five year and life of Fund periods would have been lower.

Portfolio Summary as of June 30, 1995
---------------------------------------------------------------------------
Geographical (Excludes Cash Equivalents & Debt)
---------------------------------------------------------------------------
Europe                  40%
U.S. & Canada           28%        Investments in Germany, where the private
Pacific Basin           16%        sector is increasingly the vehicle for
Japan                    9%        wealth creation and distribution, now
Latin America            3%        account for 11.92% of the Fund's equity
Other                    4%        holdings.
                       ----
                       100%
                       ====

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
Sectors (Excludes Cash Equivalents & Debt)
--------------------------------------------------------------------------
Financial               20%
Manufacturing           14%
Metals & Minerals       12%        Our belief that world economic growth
Utilities               10%        will be capital-goods related rather
Energy                   8%        than consumer driven is reflected in
Technology               7%        the Fund's top sectors.
Health                   6%
Consumer Staples         5%
Construction             4%
Other                   14%
                       ----
                       100%
                       ====

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
Ten Largest Equity Holdings
--------------------------------------------------------------------------
 1. SAP AG
        German computer software manufacturer
 2. Brown, Boveri & Cie. AG
        Manufacturer of electrical equipment in Switzerland
 3. Sandoz Ltd. AG
        Pharmaceutical company in Switzerland
 4. Internationale-Nederlanden Groep CVA
        Banking and insurance holding company in the Netherlands
 5. VEBA AG
        Electric utility, distributor of oil and chemicals in Germany
 6. Samsung Electronics Co., Ltd.
        Major electronics manufacturer in Korea
 7. Muenchener Rueckversicherungs AG
        Insurance company in Germany
 8. Enron Corp.
        Major U.S. natural gas pipeline system
 9. Lasmo PLC
        Oil production and exploration in the United Kingdom
10. Canadian Pacific Ltd.
        Transportation and natural resource conglomerate

SAP AG, the Fund's largest holding, returned over 200% for the 12 months ended June 30, based on price appreciation and a strong deutschemark.

For more complete details about the Fund's Investment Portfolio, see page 10.
A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.

SCUDDER GLOBAL FUND
PORTFOLIO MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------
Dear Shareholders,

     Scudder Global Fund returned 9.11% for the 12 months ended June 30, 1995, based on a $1.71 increase in net asset value and distributions of income and capital gains totaling $0.45 per share. While the Fund's return has been competitive with global portfolios in general, outpacing the 7.55% average return of its peers, it has lagged the U.S. market, which has shown superior appreciation in recent months. Currency trends are critical to the explanation.

                            A Weak Dollar Bears Fruit

     When changes in relative currency values persist for a long period of time, they become the mechanism by which income is allocated between consumers and producers. An expensive currency tilts the economy towards consumers, who buy foreign goods more cheaply; a cheap one towards producers, who become more competitive overseas. Until several years ago the dollar was chronically overvalued, particularly versus the yen and the deutschemark. Americans consumed, while other countries produced. The overvaluation reached a crescendo in the middle of the 1980s and initiated many years of American cost-cutting to meet the challenge of foreign and particularly Japanese competition. As the relative valuations of the dollar and other currencies reversed, American products suddenly became extremely competitive in world markets. As the devaluation reached a climax early this year, American companies enjoyed a veritable profits explosion. Even though the falling dollar raised the price of foreign equities, it undermined the competitiveness of Japanese, German, and other "hard currency" producers. This latter effect is more real and lasting than the temporary effect of currency translation, in our opinion, and the global markets have recognized it as such.

     At the same time the openness of the U.S. economy has allowed for the cheapest sources of imports and the widest possible use of information technology with the result that inflation has been restrained, despite the falling dollar. Japan and Germany are more regulated. This may preserve the stability of relationships between individuals and groups within society but can only delay access to the benefits of global markets and technology.

     Emerging economies are subcontractors to the first world. When productive capacity or investment opportunities in the developed economies wane, then producers and investors seek opportunity in such places. When the global economic cycle subsides, these are the first places to suffer. So violent is the roller coaster effect on national income that they usually feel the need to regulate their economies heavily. One way in which they do this is to fix the value of their currencies to the dollar. In recent months the combination of healthy world growth and a low dollar has allowed many of them to show strong recoveries.

     The amount of goods that 100 yen would buy outside Japan has been considerably higher than the amount it could buy inside Japan, and the disparity has been rising. We have been anticipating for a long while that yen would flow out of Japan and its value decline. The yen has been so far from reasonable value, in our view, that we have been unwilling to invest heavily in companies dependent on a high yen or a low dollar. To date, this has penalized the portfolio. For example, it explains why the great exporting companies of Japan, such as Hitachi and MEI, have not shown better performance. It also explains why the portfolio does not own more U.S. technology stocks. We believe the earnings of these stocks have been inflated by the competitive edge of a low currency, though their success is obviously due to far more than that.

                                  The Portfolio

     By design the portfolio strategies are diverse, based as they are on independent investment themes. They do not rely on a single view of the world or our expectations for changes in currency values. Rather, individual stock selections are made on the basis of each company's participation in the forces we believe are changing the global economic landscape. Xerox is a good example. The company was slow to understand the Japanese challenge. It responded by cutting facilities and employees and deepening its investment in technology, which has taken many years to flow through to profits. Just as it began to, the yen rise inflated its principal competitors' costs -- but that has been a bonus. IBM, another portfolio holding, has similar influences at work.

     The biggest change in the Fund's country allocation in recent times has been the increase in German companies. At the moment, we think that any firming of the dollar relative to the yen will lead to a lower deutschemark. That should boost the profits outlook. While not the basis of investment, the possibility of a lower deutschemark has encouraged us to add to the theme "Hidden German Wealth." There are various pressures on the German economy--an aging population, low global diversification in the corporate sector, economically and politically unstable neighbors to the east, and a competitiveness problem related to the weak currencies of Western Europe. The resources required to address these challenges are far more likely to be found in the private sector, in our estimation. More and more German companies are contemplating U.S. stock market listings. Meanwhile, the Dresdner Bank's acquisition of a U.K. merchant bank underscores that capital markets expertise is being bought outside Germany. The importance of the German stock market as a mechanism for raising capital is rapidly coming into question. The privatization of the huge Deutsche Telekom will focus the mind of Germany's establishment on the whole question. For the portfolio, we have invested primarily in companies such as VEBA, RWE, Viag, BV Bank, and Munich RE, which have ownership of either a large number of independent subsidiaries or valuable stakes in other companies. If the German stock market is used as a mechanism for the more efficient allocation of resources, the portfolio should benefit greatly.

     The lesson of Switzerland's great global companies has surely not been lost on the German industrialists. With a small capital market but large global companies, Swiss business realized early that it needed access to the world stock market. It has responded by reforming its accounting and communications with investors. Far from being a bastion of secrecy, Swiss companies are eager to tell us their story. It is partially for this reason that we have been more heavily invested in Swiss global companies than German companies until recently. Sandoz, Nestle, and Swiss Reinsurance are examples of portfolio holdings.

     The emerging markets theme accounts for around 12% of the portfolio, including the stocks that were bought because of the introduction of foreign capital to hitherto capital-starved economies. That there are profitable opportunities in such countries as China, Brazil, South Africa, and South Korea is beyond question. However, equally true is that the political systems of such countries may suffer considerable stress from time to time as the volatility of their economies buffets individuals' expectations, which have been heightened in recent times by the global media. The challenge is to understand the places that can establish self-perpetuating growth. The Fund does not rely on the liquidity of these stock markets to realize investment returns but rather intrinsic growth. We have invested in South Korea on this basis.

Elsewhere our approach is opportunistic, as evidenced by the portfolio's investments in the Brazilian power generation industry, which we believe will likely benefit from a number of restructurings and privatizations.

     The other themes in the portfolio reviewed in the mid-year report to shareholders are Capital Investment Led Growth, Gold/Platinum, Life Insurance, Strategically Safe Oil, Thoroughly Modern Companies, and the Shortage of Reinsurance Capacity. Since that time, the principal changes in the portfolio in terms of individual issues have been the addition of Royal Dutch Petroleum and Biogen. In addition, profits were taken in Argentine Par bonds following Carlos Menem's re-election. Elsewhere, there was a small, across-the-board reduction in the Fund's Japanese holdings.

                                     Outlook

     The economists tell us that growth and inflation prospects are favorable. This has been recognized in the U.S. stock market so far this year. Foreign stock markets are low relative to the United States and may have to wait for the dollar to rise, thereby enhancing the competitiveness of their companies in world markets. The level of the yen to the dollar is critical to the future direction of capital markets, and its recent -- though admittedly small -- rise bodes well for overseas investments. With roughly two thirds of assets domiciled outside the United States, we believe the Fund is positioned to provide competitive investment returns for shareholders.

Sincerely,

Your Portfolio Management Team

/s/William E. Holzer                /s/Nicholas Bratt
William E. Holzer                   Nicholas Bratt

/s/Alice Ho
Alice Ho

(SIDEBAR)
                              Scudder Global Fund:
                          A Team Approach to Investing

   Scudder Global Fund is managed by a team of Scudder investment professionals, who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

   Lead Portfolio Manager William E. Holzer has had day-to-day responsibility for Scudder Global Fund's worldwide strategy and investment themes since its inception in 1986. Willy, who has over 20 years' experience in global investing, joined Scudder in 1980. Nicholas Bratt, Portfolio Manager, directs Scudder's overall global equity investment strategies. Nick joined Scudder in 1976 and the team in 1993. Alice Ho, Portfolio Manager, joined the team in 1994 and is also responsible for implementing the Fund's strategy. Alice, who joined Scudder in 1986 as a member of the institutional and private investment counsel areas, has worked as a portfolio manager since 1989.


SCUDDER GLOBAL FUND
INVESTMENT PORTFOLIO  as of June 30, 1995
------------------------------------------------------------------------------------------------------------------
                         % of          Principal                                                          Market
                       Portfolio        Amount ($)                                                       Value ($)
------------------------------------------------------------------------------------------------------------------
                                  --------------------------------------------------------------------------------
                          2.5%    REPURCHASE AGREEMENTS
                                  --------------------------------------------------------------------------------
                                      29,000,000  Repurchase Agreement with Donaldson,
                                                    Lufkin & Jenrette, dated 6/30/95 at 6.07%,
                                                    to be repurchased at $29,014,669 on 7/3/95,
                                                    collateralized by a $29,789,000 U.S. Treasury
                                                    Bill, 10/19/95 (Cost $29,000,000)..............     29,000,000
                                                                                                        ----------
                                  --------------------------------------------------------------------------------
                          4.2%    BONDS
                                  --------------------------------------------------------------------------------
                                      50,000,000  U.S. Treasury Note, 5.625%, 6/30/97
                                                    (Cost $49,839,844).............................     49,839,850
                                                                                                        ----------
                                  --------------------------------------------------------------------------------
                          1.7%    CONVERTIBLE BONDS
                                  --------------------------------------------------------------------------------

CANADA                    0.6%         6,657,000  Teck Corp., 3.75%, 7/15/06 (Major mining
                                                    complex).......................................      6,773,498
                                                                                                        ----------
KOREA                     0.4%           625,000  Cheil Food and Chemical Co., Ltd., 3%, 12/31/06
                                                    (Leading sugar refiner and major integrated
                                                    food processor)................................        725,000
                                       2,700,000  Ssangyong Cement Industrial Co., Ltd., 3%,
                                                    12/31/05 (Major cement producer)...............      3,145,500
                                         650,000  Ssangyong Oil Refining Co., Ltd., 3.75%, 12/31/08
                                                    (Major oil refiner)............................        692,250
                                                                                                        ----------
                                                                                                         4,562,750
                                                                                                        ----------
MALAYSIA                  0.4%         4,780,000  Telekom Malaysia Bhd., 4%, 10/3/04
                                                    (Telecommunication services)...................      4,588,800
                                                                                                        ----------
MEXICO                    0.3%         8,200,000  Empresa ICA Sociedad Controladora S.A., 5%,
                                                    3/15/04 (Construction company).................      4,387,000
                                                                                                        ----------
                                                  TOTAL CONVERTIBLE BONDS (Cost $22,689,173).......     20,312,048
                                                                                                        ----------
                                  --------------------------------------------------------------------------------
                          3.9%    PREFERRED STOCKS
                                  --------------------------------------------------------------------------------
                                          Shares
                                  --------------------------------------------------------------------------------
GERMANY                                   47,700  Rheinisch-Westfaelisches Elektrizitaetswerk AG
                                                    (Electric utility).............................     13,121,510

The accompanying notes are an integral part of the financial statements.

                                                                                              INVESTMENT PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                         % of                                                                             Market
                       Portfolio         Shares                                                         Value ($)
------------------------------------------------------------------------------------------------------------------
                                          20,250  SAP AG (Computer software manufacturer).............  25,516,596
                                          30,000  Spar Handels AG (Food and beverage wholesaler and
                                                    retailer).........................................   7,809,958
                                                                                                        ----------
                                                  TOTAL PREFERRED STOCKS (Cost $22,089,562)...........  46,448,064
                                                                                                        ----------
                                  --------------------------------------------------------------------------------
                         87.7%    COMMON STOCKS
                                  --------------------------------------------------------------------------------

ARGENTINA                 0.6%           253,143  Electricidad Argentina SA (ADR) (Electric
                                                    utility) (c)......................................   4,430,002
                                         134,100  YPF SA "D" (ADR) (Petroleum company)................   2,531,138
                                                                                                        ----------
                                                                                                         6,961,140
                                                                                                        ----------

AUSTRALIA                 4.3%         1,056,000  Ampol Exploration Ltd. (Oil and gas exploration
                                                    company)..........................................   2,388,053
                                         677,909  Australian Gas & Light Co. (Public utility).........   2,150,103
                                       1,001,960  Broken Hill Proprietary Co. Ltd. (Petroleum,
                                                    minerals and steel)...............................  12,341,023
                                         547,000  CRA Ltd. (Mining, manufacturing and development)....   7,445,299
                                       1,148,000  Central Pacific Minerals (Shale oil and mineral
                                                    development)......................................     816,385
                                       6,964,000  Fosters Brewing Group, Ltd. (Leading brewery).......   6,190,442
                                       4,113,496  M.I.M. Holdings Ltd. (Nonferrous metals and coal)...   5,119,199
                                       3,711,000  Woodside Petroleum Ltd. (Major oil and gas producer)  14,567,430
                                                                                                        ----------
                                                                                                        51,017,934
                                                                                                        ----------
AUSTRIA                   0.3%            61,900  Flughafen Wien AG (Operator of terminals and
                                                    facilities at Vienna International Airport).......   3,292,012
                                                                                                        ----------
BERMUDA                   2.3%           378,150  Mid Ocean Limited (Property and casualty insurance company)..........................................  11,958,994
                                         570,200  PartnerRe Holdings Ltd. (Property and casualty
                                                    insurance company)................................  14,896,475
                                                                                                        ----------
                                                                                                        26,855,469
                                                                                                        ----------

BRAZIL                    1.5%        30,401,230  Centrais Eletricas Brasileiras S/A "B" (pfd.)
                                                    (Electric utility)................................   8,091,582
                                     126,000,000  Companhia Energetica de Minas Gerais (pfd.)
                                                    (Electric power utility)..........................   2,463,878
                                      70,200,000  Companhia Energetica de Sao Paulo (pfd.)
                                                    (Electric utility)................................   2,775,970


The accompanying notes are an integral part of the financial statements.


SCUDDER GLOBAL FUND

------------------------------------------------------------------------------------------------------------------
                         % of                                                                             Market
                       Portfolio         Shares                                                         Value ($)
------------------------------------------------------------------------------------------------------------------
                                      10,591,625  Companhia Siderurgica Belgo-Mineira (Manufacturer of
                                                    steel wires and wire products)....................   1,340,429
                                       8,447,000  Light Servicos de Eletricidade SA (voting)
                                                    (Electricity distributor in the state of Rio de
                                                    Janeiro)..........................................   2,661,195
                                                                                                        ----------
                                                                                                        17,333,054
                                                                                                        ----------

CANADA                   4.8%            228,000  Alcan Aluminium Ltd. (CN) (Manufacturer of
                                                    aluminum and finished products)...................   6,888,218
                                         188,856  Alcan Aluminum Ltd. ................................   5,712,894
                                         218,000  Barrick Gold Corp. (CN) (Gold exploration and
                                                    production in North and South America)............   5,514,869
                                         222,200  Barrick Gold Corp. .................................   5,610,550
                                         314,900  Cambior, Inc. (Medium-sized gold producer with a
                                                    major mine in Guyana).............................   3,897,135
                                         856,944  Canadian Pacific Ltd. (Ord.) (Transportation and
                                                    natural resource conglomerate)....................  14,738,334
                                         100,000  Canadian Pacific Ltd. ..............................   1,737,500
                                         240,300  Placer Dome Inc. (CN) (Gold, silver and copper
                                                    mining company)...................................   6,275,807
                                         236,000  Placer Dome Inc. ...................................   6,165,500
                                                                                                        ----------
                                                                                                        56,540,807
                                                                                                        ----------

CHINA                    1.3%                526  American Standard China (c).........................   5,260,000
                                         551,500  Huaneng Power International, Inc. Series N (ADR)
                                                    (Developer and operator of large coal-fired power
                                                    plants)...........................................  10,133,813
                                                                                                        ----------
                                                                                                        15,393,813
                                                                                                        ----------

DENMARK                  1.2%            138,500  FLS Industries "B" (Machinery for cement and allied industries; manufacturer and shipper of cement)...  13,720,489
                                                                                                        ----------
GERMANY                  7.2%             44,100  Bayerische Vereinsbank AG (Universal bank)..........  13,378,132
                                          23,000  Hoechst AG (Chemical producer)......................   4,969,736
                                          38,812  Mannesmann AG (Bearer) (Diversified construction and technology company)...............................  11,858,170
                                           2,446  Muenchener Rueckversicherungs AG (Insurance company)   4,634,284
                                           5,619  Muenchener Rueckversicherungs AG (Registered).......  12,311,943
                                          18,040  Siemens AG (Bearer) (Manufacturer of electrical and
                                                    electronic equipment).............................   8,955,751
                                          44,500  VEBA AG (Electric utility, distributor of oil and
                                                    chemicals)........................................  17,489,786

The accompanying notes are an integral part of the financial statements.

                                                                                              INVESTMENT PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                         % of                                                                             Market
                       Portfolio         Shares                                                         Value ($)
------------------------------------------------------------------------------------------------------------------
                                          29,330  Viag AG (Provider of electrical power and natural
                                                    gas services, aluminum products, chemicals,
                                                    ceramics and glass)...............................  11,576,320
                                                                                                        ----------
                                                                                                        85,174,122
                                                                                                        ----------

HONG KONG                 2.3%         1,750,000  Cheung Kong Holdings Ltd. (Real estate company).....   8,684,639
                                         834,600  China Light & Power Co., Ltd. (Electric utility)....   4,292,833
                                       1,150,000  Hong Kong Telecommunications, Ltd.
                                                    (Telecommunication services)......................   2,273,902
                                       1,607,000  Hutchison Whampoa, Ltd. (Container terminal and real
                                                    estate company)...................................   7,788,066
                                       2,225,000  Mandarin Oriental (Luxury hotel chain)..............   2,225,000
                                             258  New World Development Co., Ltd.  (Property
                                                    investment and development, construction and
                                                    engineering, hotels and restaurants,
                                                    telecommunications)...............................         859
                                         608,000  Television Broadcasts, Ltd. (Television
                                                    broadcasting).....................................   2,137,248
                                                                                                        ----------
                                                                                                        27,402,547
                                                                                                        ----------

HUNGARY                   0.3%             3,619  First Hungary Fund (Investment company) (c).........   3,485,097
                                                                                                        ----------
JAPAN                     8.4%           704,000  Canon Inc. (Leading producer of visual image and
                                                    information equipment)............................  11,462,687
                                       1,140,000  Hitachi Ltd. (General electronics manufacturer).....  11,365,701
                                       1,001,000  Iino Kaiun Kaisha, Ltd. (Operator of tankers and
                                                    specialized carriers).............................   5,515,509
                                         191,000  Kyocera Corp. (Leading ceramic package manufacturer)  15,729,809
                                         659,000  Matsushita Electrical Industrial Co., Ltd.
                                                    (Consumer electronic products manufacturer).......  10,263,465
                                         794,000  NSK Ltd. (Leading manufacturer of bearings and other
                                                    machinery parts)..................................   4,581,039
                                          90,000  Nichiei Co., Ltd. (Finance company for small and
                                                    medium-sized firms)...............................   5,553,655
                                          35,000  Nintendo Co., Ltd. (Game equipment manufacturer)....   2,011,091
                                       1,047,000  Nisshin Steel Co., Ltd. (Blast furnace steelmaker)..   3,841,862
                                         157,000  Secom Co., Ltd. (Electronic security system operator)  9,873,282
                                         144,000  Sony Corp. (Consumer electronic products
                                                    manufacturer)......................................  6,914,990
                                       1,690,000  Sumitomo Metal Mining Co., Ltd. (Leading gold,
                                                    nickel and copper mining company).................. 12,482,331
                                                                                                        ----------
                                                                                                        99,595,421
                                                                                                        ----------

The accompanying notes are an integral part of the financial statements.


SCUDDER GLOBAL FUND

------------------------------------------------------------------------------------------------------------------
                         % of                                                                             Market
                       Portfolio         Shares                                                         Value ($)
------------------------------------------------------------------------------------------------------------------
Korea                    4.8%             10,000  Baikyang (Underwear manufacturer)...................   1,688,432
                                          91,549  Cheil Food and Chemical Co., Ltd. (Korea's largest
                                                    sugar refiner and major integrated food processor)   5,736,153
                                         334,374  Daewoo Heavy Industries Ltd. (Leading manufacturer
                                                    of heavy industrial equipment)....................   3,969,616
                                          53,251  Daewoo Securities Co., Ltd. (Brokerage and financial
                                                    services).........................................   1,503,194
                                         121,464  Hanil Bank (Major commercial bank)..................   1,374,701
                                    69,000 units  Korea Asia Fund (IDR) (Investment company) (b)......   1,380,000
                                          25,000  Korea Electric Power Co. (Electric utility).........     936,552
                                       140 units  Korea Equity Trust IDR (Investment company) (b).....   1,610,000
                                          78,207  Korea Express Co., Ltd. (General freight transport
                                                    company)..........................................   3,012,326
                                          20,338  Korea Express Co., Ltd. (New (d))...................     697,517
                                          49,799  Korea Long Term Credit Bank (Major commercial bank).   1,425,456
                                           2,000  Korea Mobile Telecom (Mobile telecommunication
                                                    company)* (c).....................................   1,882,891
                                          80,000  Korea Zinc Co. (Zinc mining and manufacturing)......   1,899,486
                                          14,220  Lotte Confectionery Co., Ltd. (Major producer of
                                                    snack food).......................................   1,913,257
                                         101,398  Oriental Brewery Co., Ltd. (Korea's largest brewer).   2,340,674
                                          25,000  Pang-Rim Spinning Co., Ltd. (Leading manufacturer of
                                                    cotton-polyester spun fabrics)....................   1,559,821
                                          13,933  Samsung Electromechanics Co., Ltd. (Major
                                                    electronics parts company)........................     665,314
                                           5,448  Samsung Electromechanics Co., Ltd. (New (d))........     248,649
                                           1,153  Samsung Electronics Co., Ltd. (Major electronics
                                                    manufacturer) (c).................................     196,684
                                             228  Samsung Electronics Co., Ltd. (New (d)) (c).........      38,415
                                          28,625  Samsung Electronics Co., Ltd. (GDS) (Voting)........   2,061,000
                                           5,664  Samsung Electronics Co., Ltd. (GDS) (Voting)
                                                    (New (d)) (c).....................................     407,321
                                         223,680  Samsung Electronics Co., Ltd. (GDS) (Non-voting)....  12,078,720
                                          44,266  Samsung Electronics Co., Ltd. (GDS) (Non-voting)
                                                    (New (d)) (c).....................................   2,386,292
                                          94,557  Samsung Heavy Industries Co., Ltd. (Machinery
                                                    manufacturer).....................................   2,644,253
                                          12,349  Samsung Heavy Industries Co., Ltd. (New (d))........     309,499
                                        43 units  Seoul International Trust (Investment company) (b)..   2,042,500
                                          37,206  Ssangyong Cement Industrial Co., Ltd. (Major cement
                                                    company)..........................................   1,001,190
                                                                                                        ----------
                                                                                                        57,009,913
                                                                                                        ----------

The accompanying notes are an integral part of the financial statements.

                                                                                              INVESTMENT PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                         % of                                                                             Market
                       Portfolio         Shares                                                         Value ($)
------------------------------------------------------------------------------------------------------------------
NETHERLANDS              3.7%            426,422  AEGON Insurance Group NV (Insurance company)........  14,750,706
                                         324,786  Internationale-Nederlanden Groep CVA (Banking and
                                                    insurance holding company)........................  17,963,317
                                          92,600  Royal Dutch Petroleum Co. (New York shares)
                                                    (International energy company)....................  11,285,625
                                                                                                        ----------
                                                                                                        43,999,648
                                                                                                        ----------
NEW ZEALAND              0.8%          2,600,000  Telecom Corp. of New Zealand (Telecommunication
                                                    services).........................................   9,734,247
                                                                                                        ----------
NORWAY                   0.1%            200,000  Smedvig Tankships Ltd. (Owner and operator of
                                                    tankers)..........................................   1,379,534
                                                                                                        ----------
PANAMA                   0.5%            165,900  Banco Latinoamericano de Exportaciones, SA
                                                    (ADR) (Bank)......................................   5,495,438
                                                                                                        ----------
SINGAPORE                0.9%            993,111  Jardine Matheson Holdings, Ltd. (Conglomerate: real
                                                    estate, merchandising, engineering)...............   7,299,366
                                       1,008,000  Jardine Strategic Holdings Ltd. (Conglomerate: auto distribution, food retailing, property investment
                                                    and development)..................................   3,245,760
                                                                                                        ----------
                                                                                                        10,545,126
                                                                                                        ----------
SOUTH AFRICA             1.1%            468,500  Impala Platinum Holdings (ADR) (Leading platinum
                                                    producer).........................................  11,829,625
                                          75,000  Rustenburg Platinum Holdings, Ltd. (ADR) (Leading
                                                    platinum producer)................................   1,556,250
                                                                                                        ----------
                                                                                                        13,385,875
                                                                                                        ----------

SWEDEN                   3.9%            502,000  Astra AB "A" (Free) (Pharmaceutical company)........  15,484,460
                                          78,800  Atlas Copco AB (Free) (Manufacturer of air and gas
                                                    compressors)......................................   1,104,339
                                         676,300  S.K.F. AB "B" (Free) (Manufacturer of roller
                                                    bearings).........................................  13,659,435
                                         417,300  Skandia Foersaekrings AB (Free) (Financial
                                                    conglomerate).....................................   8,084,320
                                         425,400  Volvo AB "B" (Free) (Automobile manufacturer).......   8,095,120
                                                                                                        ----------
                                                                                                        46,427,674
                                                                                                        ----------
SWITZERLAND              8.5%             17,915  Brown, Boveri & Cie. AG (Bearer) (Manufacturer of
                                                    electrical equipment).............................  18,545,098
                                           4,000  Ciba-Geigy AG (Bearer) (Pharmaceutical company).....   2,928,354
                                          13,735  Ciba-Geigy AG (Registered)..........................  10,067,165

The accompanying notes are an integral part of the financial statements.


SCUDDER GLOBAL FUND

------------------------------------------------------------------------------------------------------------------
                         % of                                                                             Market
                       Portfolio         Shares                                                         Value ($)
------------------------------------------------------------------------------------------------------------------
                                           9,621  Nestle SA (Registered) (Food manufacturer)..........  10,017,871
                                          26,715  Sandoz Ltd. AG (Registered) (Pharmaceutical
                                                    company)..........................................  18,420,938
                                           2,675  Schindler Holdings AG (PC) (Leading elevator and
                                                    escalator manufacturer)...........................   2,590,208
                                          37,468  Swiss Bank Corp. (Bearer) (Switzerland's second
                                                    largest universal bank)...........................  13,275,679
                                          16,075  Swiss Reinsurance (Registered) (Life, accident and health insurance company).........................  12,382,566
                                           1,180  Zurich Insurance Group (Bearer) (Insurance company).   1,482,814

                                           8,970  Zurich Insurance Group (Registered).................  11,271,898
                                                                                                       -----------
                                                                                                       100,982,591
                                                                                                       -----------

UNITED KINGDOM           8.3%          2,830,400  British Gas PLC (Integrated gas utility)............  13,031,183
                                       1,847,000  Enterprise Oil PLC (Oil and gas exploration and production).......................................  11,631,870
                                         677,600  Great Universal Stores PLC "A" (Catalog home
                                                    shopping, retailing, finance and property
                                                    investment).......................................   6,330,948
                                       6,067,285  Lasmo PLC (Oil production and exploration)..........  16,548,018
                                         140,900  London & Overseas Freighters (ADR) (Operator of a
                                                    fleet of oil tankers).............................   1,690,800
                                       1,356,000  PowerGen PLC (Electric utility).....................  10,405,057
                                       1,128,609  RTZ Corp. PLC (Mining and finance company)..........  14,708,891
                                       1,680,000  Reuters Holdings PLC (International news agency)....  13,986,641
                                       3,069,900  St. James's Place Capital PLC (Money management and
                                                    insurance)........................................   5,321,551
                                       1,063,000  Waste Management International PLC* (Waste
                                                    collection and disposal services).................   4,900,146
                                                                                                       -----------
                                                                                                        98,555,105
                                                                                                       -----------

UNITED STATES           20.5%             84,800  AMBAC Inc. (Insurer of municipal bonds).............   3,402,600
                                         227,500  AirTouch Communications, Inc.* (Wireless
                                                    telecommunication services).......................   6,483,750
                                         236,100  American President Companies, Ltd. (Major
                                                    containership operator)...........................   5,607,375
                                         147,000  Biogen Inc.* (Biotechnology research and
                                                    development)......................................   6,541,500
                                         255,700  Boeing Co. (Manufacturer of jet airplanes and
                                                    missiles).........................................  16,013,212
                                         117,000  CMS Energy Corp. (Holding company, electric and gas
                                                    utility in Michigan)..............................   2,881,125

The accompanying notes are an integral part of the financial statements.

                                                                                              INVESTMENT PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                         % of                                                                             Market
                       Portfolio         Shares                                                         Value ($)
------------------------------------------------------------------------------------------------------------------
                                         230,000  Comsat Corp. (Provider of communication and
                                                    information services worldwide by fixed and mobile
                                                    technology).......................................   4,513,750
                                         141,600  Consolidated Freightways Inc. (Trucking, air
                                                    freight)..........................................   3,132,900
                                         479,000  Destec Energy Inc. (Non-utility producer of
                                                    cogeneration and coal gasification power).........   6,167,125
                                         228,300  EXEL, Ltd. (Provider of liability insurance)........  11,871,600
                                         481,100  Enron Corp. (Major natural gas pipeline system).....  16,898,637
                                         136,700  Fluor Corp. (Engineering and construction company)..   7,108,400
                                          99,635  General Re Corp. (Property and casualty reinsurance)  13,338,636
                                          92,100  Harnischfeger Industries, Inc. (Manufacturer of
                                                    specialized machinery, equipment and systems).....   3,188,962
                                         627,000  Homestake Mining Co. (Major international gold
                                                    producer).........................................  10,345,500
                                         145,660  International Business Machines Corp. (Principal
                                                    manufacturer and servicer of business and
                                                    computing machines)...............................  13,983,360
                                          74,850  J.P. Morgan & Co., Inc. (Commercial banking and
                                                    financial services)...............................   5,248,856
                                         739,100  LaFarge Corp. (Leading cement producer).............  13,858,125
                                         202,650  MBIA Inc. (Insurer of municipal bonds)..............  13,476,225
                                         334,900  MCI Communications Corp. (Long-distance
                                                    telecommunications network).......................   7,367,800
                                         107,500  Policy Management Systems Corp.* (Insurance company
                                                    software and services)............................   4,945,000
                                         259,400  Public Service Co. of New Mexico (Large electric
                                                    utility serving the southwest)....................   3,696,450
                                         194,700  Southdown Inc. (Cement and concrete producer).......   3,723,638
                                          81,000  Thermo Electron Corp.* (Engineered industrial
                                                    products and environmental instruments)...........   3,260,250
                                         250,000  Unicom Corp. (Electric utility in northern Illinois)   6,656,250
                                         319,700  United Healthcare Corp. (Owner/manager of health
                                                    maintenance organizations and provider of other
                                                    speciality health services).......................  13,227,588
                                         202,700  United Technologies Corp. (Manufacturer of
                                                    aerospace, climate control systems and elevators).  15,835,938
                                         266,100  WMX Technologies Inc. (Solid and chemical waste
                                                    management services)..............................   7,550,588
                                          97,650  Xerox Corp. (Leading manufacturer of copiers and
                                                    duplicators)......................................  11,449,463
                                                                                                       -----------
                                                                                                       241,774,603
                                                                                                       -----------

The accompanying notes are an integral part of the financial statements.


SCUDDER GLOBAL FUND

---------------------------------------------------------------------------------------------------------------------
                         % of                                                                               Market
                       Portfolio         Shares                                                           Value ($)
---------------------------------------------------------------------------------------------------------------------
VENEZUELA                0.1%            195,000  Venezolana de Prerreducidos Caroni C.A. (GDS)
                                                    (Manufacturer of steel pellets)...................      1,194,375
                                                                                                        -------------
                                                  TOTAL COMMON STOCKS (Cost $859,867,142).............  1,037,256,034
                                                                                                        -------------
---------------------------------------------------------------------------------------------------------------------
                                                  TOTAL INVESTMENT PORTFOLIO - 100.0%
                                                    (Cost $983,485,721) (a)...........................  1,182,855,996
                                                                                                        =============

*   Non-income producing security.

(a) The cost for federal income tax purposes was $985,871,156. At June 30, 1995, net unrealized appreciation for all securities based on tax cost was $196,984,840.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $231,864,561 and aggregate gross unrealized depreciation for all  securities in which there was an excess of tax cost over market value of
    $34,879,721.

(b) 500 shares      =   1 IDR unit (International Depository Receipt) for Korea Asia Fund
    1,000 shares    =   1 IDR unit for Korea Equity Trust
    1,000 shares    =   1 unit for Seoul International Trust

(c) Securities valued in good faith by the Valuation Committee of the Board of Directors. The cost of these securities at June 30, 1995 aggregated $16,525,397.  See Note A of the Notes to Financial Statements.

(d) New shares issued during 1995, eligible for a pro rata share of 1995 dividends.

    See page 5 for sector breakdown.




The accompanying notes are an integral part of the financial statements.

                                                                                          FINANCIAL STATEMENTS
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                  STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------------------

JUNE 30, 1995
--------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market (identified cost $983,485,721)
     (Note A).......................................................                           $ 1,182,855,996
Cash................................................................                                31,528,427
Receivables:
     Investments sold...............................................                                 5,461,827
     Dividends and interest.........................................                                 2,818,314
     Foreign taxes recoverable......................................                                   898,526
     Fund shares sold...............................................                                   541,117
                                                                                               ---------------
         Total assets...............................................                             1,224,104,207
LIABILITIES
Payables:
     Investments purchased..........................................       $    49,878,057
     Fund shares redeemed...........................................             2,379,036
     Accrued management fee (Note C)................................               946,730
     Other accrued expenses (Note C)................................               708,876
     Payable on closed forward foreign currency exchange contracts
        (Note A)....................................................             2,007,982
                                                                           ---------------
             Total liabilities                                                                      55,920,681
                                                                                               ---------------
Net assets, at market value                                                                    $ 1,168,183,526
                                                                                               ===============
NET ASSETS
Net assets consist of:
     Undistributed net investment income............................                           $     8,984,372
     Net unrealized appreciation on:
         Investments................................................                               199,370,275
         Foreign currency related transactions......................                                    49,686
     Accumulated net realized gain..................................                                15,087,941
     Capital stock..................................................                                   455,594
     Additional paid-in capital.....................................                               944,235,658
                                                                                               ---------------
Net assets, at market value.........................................                           $ 1,168,183,526
                                                                                               ===============
NET ASSET VALUE, offering and redemption price per share
     ($1,168,183,526 -:- 45,559,445 shares of capital stock
     outstanding, $.01 par value, 100,000,000 shares authorized)....                                    $25.64
                                                                                                        ======

The accompanying notes are an integral part of the financial statements.

SCUDDER GLOBAL FUND
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                        STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------------------

YEAR ENDED JUNE 30, 1995
--------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
Income:
Dividends (net of withholding taxes of $1,706,060)..................                           $    18,844,996
Interest............................................................                                 8,411,924
                                                                                               ---------------
                                                                                                    27,256,920
Expenses:
Management fee (Note C).............................................       $    11,015,077
Services to shareholders (Note C)...................................             2,494,640
Custodian and accounting fees (Note C)..............................             1,162,404
Directors' fees (Note C)............................................                45,725
Reports to shareholders.............................................               517,034
Legal...............................................................               174,089
Auditing............................................................                90,047
Federal and state registration......................................                58,763
Other                                                                               55,490          15,613,269
                                                                           ---------------     ---------------
Net investment income...............................................                                11,643,651
                                                                                               ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS..
Net realized gain (loss) from:
    Investments.....................................................            14,523,166
    Foreign currency related transactions...........................            (2,575,142)         11,948,024
                                                                           ---------------
Net unrealized appreciation during the period on:
    Investments.....................................................             70,145,469
    Foreign currency related transactions...........................              2,620,692         72,766,161
                                                                           ---------------     ---------------
Net gain on investment transactions.................................                                84,714,185
                                                                                               ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................                           $    96,357,836
                                                                                               ===============


The accompanying notes are an integral part of the financial statements.

                                                                                          FINANCIAL STATEMENTS
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------

                                                                                    YEARS ENDED JUNE 30,
INCREASE (DECREASE) IN NET ASSETS                                                1995                1994
--------------------------------------------------------------------------------------------------------------
Operations:
Net investment income...............................................       $    11,643,651     $     8,994,599
Net realized gain from investment transactions......................            11,948,024          15,689,031
Net unrealized appreciation on investment transactions during the
     period.........................................................            72,766,161          55,680,309
                                                                           ---------------     ---------------
Net increase in net assets resulting from operations................            96,357,836          80,363,939
                                                                           ---------------     ---------------
Distributions to shareholders from:
Net investment income ($.11 and $.24 per share, respectively).......            (5,208,927)         (8,281,802)
                                                                           ---------------     ---------------
Net realized gains from investment transactions ($.34 and $.26 per
     share, respectively)...........................................           (16,100,320)         (8,616,585)
                                                                           ---------------     ---------------
Fund share transactions:
Proceeds from shares sold...........................................           294,309,148         690,156,086
Net asset value of shares issued to shareholders in reinvestment of
     distributions..................................................            20,010,200          15,676,758
Cost of shares redeemed.............................................          (316,718,412)       (250,398,396)
                                                                           ---------------     ---------------
Net increase (decrease) in net assets from Fund share transactions..            (2,399,064)        455,434,448
                                                                           ---------------     ---------------
INCREASE IN NET ASSETS..............................................            72,649,525         518,900,000
Net assets at beginning of period...................................         1,095,534,001         576,634,001
                                                                           ---------------     ---------------
Net assets at end of period (including undistributed net investment
     income of $8,984,372 and $6,097,828, respectively).............       $ 1,168,183,526     $ 1,095,534,001
                                                                           ===============     ===============
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES
Shares outstanding at beginning of period...........................            45,787,687          26,658,760
                                                                           ---------------     ---------------
Shares sold.........................................................            12,199,342          28,794,350
Shares issued to shareholders in reinvestment of distributions......               810,995             670,735
Shares redeemed.....................................................           (13,238,579)        (10,336,158)
                                                                           ---------------     ---------------
Net increase (decrease) in Fund shares..............................              (228,242)         19,128,927
                                                                           ---------------     ---------------
Shares outstanding at end of period.................................            45,559,445          45,787,687
                                                                           ===============     ===============

The accompanying notes are an integral part of the financial statements.


SCUDDER GLOBAL FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION
DERIVED FROM THE FINANCIAL STATEMENTS.

                                                                                                               FOR THE PERIOD
                                                                                                                JULY 23, 1986
                                                                                                                (COMMENCEMENT
                                                          YEARS ENDED JUNE 30,                                 OF OPERATIONS)
                                    -------------------------------------------------------------------------    TO JUNE 30,
                                      1995     1994(d)    1993      1992     1991     1990     1989      1988        1987
                                    -------------------------------------------------------------------------  --------------
Net asset value,
 beginning of period.............   $23.93   $21.63     $19.56    $18.06   $20.36   $17.64   $14.47    $15.42      $12.00
                                    ------   ------     ------    ------   ------   ------   ------    ------      ------
Income from investment
 operations:
 Net investment income...........      .25      .23        .15       .19      .40      .19      .19       .18         .05
 Net realized and unrealized
   gain (loss) on investment
   transactions..................     1.91     2.57       2.42      2.28    (1.50)    3.28     3.20      (.82)       3.37
                                    ------   ------     ------    ------   ------   ------   ------    ------      ------
Total from investment operations      2.16     2.80       2.57      2.47    (1.10)    3.47     3.39      (.64)       3.42
                                    ------   ------     ------    ------   ------   ------   ------    ------      ------
Less distributions from:
 Net investment income...........     (.11)    (.24)      (.16)     (.31)    (.37)    (.20)    (.14)     (.06)          -
 Net realized gains on
   investment transactions.......     (.34)    (.26)      (.34)     (.66)    (.83)    (.55)    (.08)     (.25)          -
                                    ------   ------     ------    ------   ------   ------   ------    ------      ------
Total distributions..............     (.45)    (.50)      (.50)     (.97)   (1.20)    (.75)    (.22)     (.31)          -
                                    ------   ------     ------    ------   ------   ------   ------    ------      ------
Net asset value, end of period...   $25.64   $23.93     $21.63    $19.56   $18.06   $20.36   $17.64    $14.47      $15.42
                                    ======   ======     ======    ======   ======   ======   ======    ======      ======
TOTAL RETURN (%).................     9.11    12.99      13.45     14.09    (5.20)   20.00    23.90     (4.45)      28.50**
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  ($ millions)...................    1,168    1,096        577       371      268      257       91        81         102
Ratio of operating expenses,
  to average daily net
  assets (%).....................     1.38     1.45       1.48      1.59     1.70     1.81     1.98      1.71(b)     1.84*(a)
Ratio of net investment income to
  average daily net assets (%)...     1.03      .97        .90      1.09     2.21     1.77     1.22      1.23         .63*
Portfolio turnover rate (%)......     44.4     59.7       64.9      44.6     85.0(c)  38.3     30.7      53.8        32.2*

(a)   The Adviser did not impose all of its management fee during the period July 23, 1986 (commencement of operations) to
      December 31, 1986, amounting to $.01 per share.

(b)   The Adviser absorbed a portion of the Fund's expenses exclusive of management fees, amounting to $.03 per share.

(c)   The portfolio turnover rate on equity securities and debt securities was 62.7% and 174.4%, respectively, based on average monthly equity holdings and average monthly debt holdings.

(d)   Per share amounts have been calculated using weighted average shares outstanding.

  *   Annualized

 **   Not annualized


The accompanying notes are an integral part of the financial statements.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

A.  SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
Scudder Global Fund (the "Fund") is a diversified series of Scudder Global
Fund, Inc., a Maryland corporation (the "Corporation") registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

SECURITY VALUATION. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the National Association of Securities Dealers Automatic Quotation ("NASDAQ") System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the high or "inside" bid quotation. Securities which are not quoted on the NASDAQ System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities with remaining maturities greater than sixty days are valued by pricing agents approved by the officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Directors. Securities valued in good faith by the Valuation Committee of the Board of Directors at fair value amounted to $18,086,702 (1.5% of net assets) and have been noted in the investment portfolio as of June 30, 1995.

SCUDDER GLOBAL FUND
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the resale price.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

          (i) market value of investment securities, other assets and liabilities at the daily rates of exchange, and

          (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. During the period, the Fund utilized forward contracts as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies and as a hedge against changes in exchange rates relating to foreign currency denominated assets.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. Forward contracts having the same settlement date and broker are offset and any gain
(loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of the forward contract to buy and the forward contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund paid no federal income taxes and no federal income tax provision was required.

DISTRIBUTION OF INCOME AND GAINS. Distributions of net investment income are made annually. During any particular year net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investments in forward contracts, passive foreign investment companies, and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

SCUDDER GLOBAL FUND
--------------------------------------------------------------------------------

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

OTHER. Investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Original issue discounts are accreted for both tax and financial reporting purposes.

B.  PURCHASES AND SALES OF SECURITIES
--------------------------------------------------------------------------------
Purchases and sales of investment securities (excluding short-term investments) for the year ended June 30, 1995 aggregated $554,255,437 and $476,625,439, respectively.

C.  RELATED PARTIES
--------------------------------------------------------------------------------
Under the Investment Management Agreement (the "Management Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 1% of the first $500,000,000 of average daily net assets and 0.95% of such assets in excess of $500,000,000 computed and accrued daily and payable monthly. The Management Agreement also provides that if the Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. For the year ended June 30, 1995, the fee pursuant to the Management Agreement amounted to $11,015,077, which was equivalent to an annualized effective rate of
 .97% of the Fund's average daily net assets.

Scudder Service Corporation ("SSC"), a wholly-owned subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Fund. Included in services to shareholders is $2,144,775 charged to the Fund by SSC during the year ended June 30, 1995, of which $175,679 is unpaid at June 30, 1995.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Effective March 14, 1995, Scudder Fund Accounting Corporation ("SFAC"), a wholly-owned subsidiary of the Adviser, assumed responsibility for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended June 30, 1995, the amount charged to the Fund by SFAC aggregated $151,979, of which $42,505 is unpaid at June 30, 1995.

The Fund pays each Director not affiliated with the Adviser $4,000 annually, plus specified amounts for attended board and committee meetings. For the year ended June 30, 1995, Directors' fees aggregated $45,725.

SCUDDER GLOBAL FUND
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE DIRECTORS OF SCUDDER GLOBAL FUND, INC. AND TO THE SHAREHOLDERS OF SCUDDER GLOBAL FUND:

We have audited the accompanying statement of assets and liabilities of Scudder Global Fund including the investment portfolio, as of June 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights, for each of the eight years in the period then ended and for the period July 23, 1986 (commencement of operations) to June 30, 1987. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Global Fund as of June 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the eight years in the period then ended, and for the period July 23, 1986 (commencement of operations) to June 30, 1987 in conformity with generally accepted accounting principles.

Boston, Massachusetts                                 COOPERS & LYBRAND L.L.P.
August 11, 1995

                                                                 TAX INFORMATION
--------------------------------------------------------------------------------
The Fund paid distributions of $.29 per share from net long-term capital gains during its fiscal year ended June 30, 1995.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $15,519,523 as a long-term capital gain dividend for the fiscal year ended June 30, 1995.

For its fiscal year ended June 30, 1995, the total amount of income received by the Fund from sources within foreign countries and possessions of the United States was $.174 per share (representing a total of $7,927,334). The total amount of taxes paid by the Fund to such countries was $.037 per share (representing a total of $1,706,060).

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Scudder Fund account, please call a Scudder Investor Relations Representative at 1-800-225-5163.

--------------------------------------------------------------------------------
OFFICERS AND DIRECTORS
--------------------------------------------------------------------------------
  Edmond D. Villani*
      Chairman of the Board and Director
  William E. Holzer*
      President
  Paul Bancroft III
      Director; Venture Capitalist and Consultant
  Nicholas Bratt*
      Director
  Thomas J. Devine
      Director; Consultant
  William H. Gleysteen, Jr.
      Director; President, The Japan Society, Inc.
  William H. Luers
      Director; President, Metropolitan Museum of Art
  Daniel Pierce*
      Director and Vice President
  Robert G. Stone, Jr.
      Director; Chairman of the Board and Director, Kirby Corporation
  Robert W. Lear
      Honorary Director; Executive-in-Residence, Visiting Professor,
      Columbia University Graduate School of Business
  Jerard K. Hartman*
      Vice President
  Thomas W. Joseph*
      Vice President
  Douglas M. Loudon*
      Vice President
  Gerald J. Moran*
      Vice President
  Cornelia M. Small*
      Vice President
  David S. Lee*
      Vice President and Assistant Treasurer
  Thomas F. McDonough*
      Vice President and Secretary
  Pamela A. McGrath*
      Vice President and Treasurer
  Edward J. O'Connell*
      Vice President and Assistant Treasurer
  Juris Padegs*
      Vice President and Assistant Secretary
  Kathryn L. Quirk*
      Vice President and Assistant Secretary
  Coleen Downs Dinneen*
      Assistant Secretary

  *Scudder, Stevens & Clark, Inc.

INVESTMENT PRODUCTS AND SERVICES
--------------------------------------------------------------------------------
 The Scudder Family of Funds
 -----------------------------------------------------------------------------------------------------------------
                 Money Market                                        Income
                   Scudder Cash Investment Trust                       Scudder Emerging Markets Income Fund
                   Scudder U.S. Treasury Money Fund                    Scudder GNMA Fund
                 Tax Free Money Market+                                Scudder Income Fund
                   Scudder Tax Free Money Fund                         Scudder International Bond Fund
                   Scudder California Tax Free Money Fund*             Scudder Short Term Bond Fund
                   Scudder New York Tax Free Money Fund*               Scudder Short Term Global Income Fund
                 Tax Free+                                             Scudder Zero Coupon 2000 Fund
                   Scudder California Tax Free Fund*                 Growth
                   Scudder High Yield Tax Free Fund                    Scudder Capital Growth Fund
                   Scudder Limited Term Tax Free Fund                  Scudder Development Fund
                   Scudder Managed Municipal Bonds                     Scudder Global Fund
                   Scudder Massachusetts Limited Term Tax Free Fund*   Scudder Global Small Company Fund
                   Scudder Massachusetts Tax Free Fund*                Scudder Gold Fund
                   Scudder Medium Term Tax Free Fund                   Scudder Greater Europe Growth Fund
                   Scudder New York Tax Free Fund*                     Scudder International Fund
                   Scudder Ohio Tax Free Fund*                         Scudder Latin America Fund
                   Scudder Pennsylvania Tax Free Fund*                 Scudder Pacific Opportunities Fund
                 Growth and Income                                     Scudder Quality Growth Fund
                   Scudder Balanced Fund                               Scudder Value Fund
                   Scudder Growth and Income Fund                      The Japan Fund
 Retirement Plans and Tax-Advantaged Investments
 -----------------------------------------------------------------------------------------------------------------
                   IRAs                                                403(b) Plans
                   Keogh Plans                                         SEP-IRAs
                   Scudder Horizon Plan+++* (a variable annuity)       Profit Sharing and Money Purchase
                   401(k) Plans                                            Pension Plans
 Closed-End Funds#
 -----------------------------------------------------------------------------------------------------------------
                   The Argentina Fund, Inc.                            The Latin America Dollar Income Fund, Inc.
                   The Brazil Fund, Inc.                               Montgomery Street Income Securities, Inc.
                   The First Iberian Fund, Inc.                        Scudder New Asia Fund, Inc.
                   The Korea Fund, Inc.                                Scudder New Europe Fund, Inc.
                                                                       Scudder World Income
                                                                           Opportunities Fund, Inc.
 Institutional Cash Management
 -----------------------------------------------------------------------------------------------------------------
                   Scudder Institutional Fund, Inc.
                   Scudder Fund, Inc.
                   Scudder Treasurers Trust(TM)++
 -----------------------------------------------------------------------------------------------------------------
    For complete information on any of the above Scudder funds,  including management fees and expenses,  call or write for a free  prospectus.  Read it  carefully  before you invest or send money.  +A portion of the income from the tax-free funds may be subject to federal,  state, and local taxes.  *Not available in all states. +++A no-load  variable annuity  contract  provided by Charter  National Life Insurance  Company and its affiliate, offered by Scudder's insurance agencies,  1-800-225-2470.  #These funds, advised by Scudder, Stevens & Clark,
    Inc. are traded on various stock exchanges.  ++For information on Scudder Treasurers Trust,(TM) an institutional cash management  service that utilizes  certain  portfolios of Scudder Fund, Inc.  ($100,000  minimum),  call
    1-800-541-7703.

                                       30

HOW TO CONTACT SCUDDER
--------------------------------------------------------------------------------
 Account Service and Information
  -------------------------------------------------------------------------------------------------------------

                                         For existing account service and transactions
                                         SCUDDER INVESTOR RELATIONS
                                         1-800-225-5163

                                         For account updates, prices, yields, exchanges, and redemptions
                                         SCUDDER AUTOMATED INFORMATION LINE (SAIL)
                                         1-800-343-2890
 Investment Information
 -------------------------------------------------------------------------------------------------------------

                                         To receive information about the Scudder funds, for additional applications and prospectuses, or for investment questions
                                         SCUDDER INVESTOR RELATIONS
                                         1-800-225-2470

                                         For establishing 401(k) and 403(b) plans
                                         SCUDDER DEFINED CONTRIBUTION SERVICES
                                         1-800-323-6105
 Please address all correspondence to
 -------------------------------------------------------------------------------------------------------------

                                         THE SCUDDER FUNDS
                                         P.O. BOX 2291
                                         BOSTON, MASSACHUSETTS
                                         02107-2291
 Or stop by a Scudder Funds Center
 -------------------------------------------------------------------------------------------------------------

                                         Many  shareholders  enjoy the  personal,  one-on-one  service of the
                                         Scudder  Funds  Centers.  Check for a Funds Center near you--they can be found in the following cities:
                                         Boca Raton                            New York
                                         Boston                                Portland, OR
                                         Chicago                               San Diego
                                         Cincinnati                            San Francisco
                                         Los Angeles                           Scottsdale
 -------------------------------------------------------------------------------------------------------------

                                         For information on Scudder               For information on Scudder
                                         Treasurers Trust,(TM) an institutional   Institutional Funds,* funds
                                         cash management service for              designed to meet the broad
                                         corporations, non-profit                 investment management and
                                         organizations and trusts that uses       service needs of banks and
                                         certain portfolios of Scudder Fund,      other institutions, call
                                         Inc.* ($100,000 minimum), call           1-800-854-8525.
                                         1-800-541-7703.
 -------------------------------------------------------------------------------------------------------------

    Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder
    Investor Services, Inc., Distributor.

* Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

                                       31

Celebrating Over 75 Years of Serving Investors
--------------------------------------------------------------------------------

     Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer 36 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

     Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.

Scudder International Bond Fund
Supplement to Annual Report
Dated June 30, 1995

The  following   information   supplements   the  ranking
information  provided  in  the  letter  from  the  Fund's
Chairman found on page three in the third paragraph:



             Scudder International Bond Fund
     (Average annual total returns for periods ended
                      June 30, 1995)

 -------------------------------------------------------

                           Lipper Average     Rank/
              Scudder       for General       Number
           International    World Income     of Funds
 Period      Bond Fund         Funds         Tracked
 -------------------------------------------------------

 1 year           3.92%         10.61%      116 of 132

 5 years         10.78%          8.82%       3 of 25

 Life of         10.57%          8.36%       1 of 19
 Fund*
 -------------------------------------------------------



Performance  statistics  compiled  by  Lipper  Analytical
Services, Inc.
Past performance is no guarantee of future results.
* The Fund commenced operations on July 6, 1988.











October 2, 1995
PS86-6-105S

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

86-6-85
MIS18A




Scudder
International
Bond Fund

Annual Report
June 30, 1995

o For investors seeking an easy and low-cost way to broaden their income-oriented investments beyond U.S. borders. Invests primarily in high-grade bonds denominated in foreign currencies.

o A pure no-load(TM)fund with no commissions to buy, sell, or exchange shares.

SCUDDER INTERNATIONAL BOND FUND
--------------------------------------------------------------------------------

CONTENTS

   2 In Brief

   3 Letter from the Fund's Chairman

   4 Performance Update

   5 Portfolio Summary

   6 Portfolio Management Discussion

  10 Investment Portfolio

  14 Financial Statements

  17 Financial Highlights

  18 Notes to Financial Statements

  27 Report of Independent Accountants

  29 Officers and Directors

  30 Investment Products and Services

  31 How to Contact Scudder

IN BRIEF

* Scudder International Bond Fund provided a 3.92% total return for the fiscal year ended June 30, 1995, reflecting recent strong portfolio performance.

* Although severe currency volatility in late 1994 and early 1995 created a negative environment for emerging-market bonds, developed bond markets generally performed well. This is reflected in the unmanaged Salomon Brothers Non-U.S. Dollar World Government Bond Index's return of 22.71% for the period, of which roughly half can be attributed to currency gains.

BAR CHART OMITTED
TITLE:           Government Bond Returns Show Disparity Between
                        Developed and Developing Markets
                              June 1994 - June 1995
CHART DATA:

                    Japan                  32.97%
                    Germany                24.01%
                    France                 20.94%
                    United Kingdom         13.46%
                    Italy                   2.96%
                    Argentina              -0.49%
                    Mexico                  3.22%
FOOTNOTE TO CHART:

          The chart above shows the dollar-based total returns of government bonds issued in various foreign bond markets.

          Source: J.P. Morgan


* In an environment characterized by significant currency fluctuation and considerable uncertainty, the Fund's hedging strategies, which were designed to protect the Fund, ultimately hindered performance.

LETTER FROM THE FUND'S CHAIRMAN
--------------------------------------------------------------------------------

Dear Shareholders,

     After rising throughout 1994, interest rates around the world eased this year, setting the stage for a dramatic rally in global bond markets. The economies of Europe, the United States, and Japan all appear to be slowing, creating a favorable environment for bond investors. Meanwhile, the extreme currency volatility that plagued the emerging markets late last year and early this year also appears to have eased.

     The change in interest rates over the past eight months and the resultant global rise in bond prices show how dramatically the markets can move in short time periods. While our outlook is for lower rates over the next several months -- and therefore positive bond market conditions -- we expect that pockets of price or currency volatility will continue to occur.

     The Fund's defensive investment strategy in late 1994 and early 1995 was initiated following a period of persistent dollar weakness and considerable uncertainty. This defensive approach proved to be premature and ultimately restrained the Fund's performance. The positive investment environment so far this year has enabled your portfolio managers to approach the bond markets more offensively, and with greater exposure to foreign currencies. So far, the results have been encouraging -- as is the Fund's longer-term record. Scudder International Bond Fund's 10.80% average annualized total return for the five years ended June 30, 1995, ranked third out of 25 general world income funds according to Lipper Analytical Services, Inc.

     If you have any questions about the Fund or your investments, please contact a Scudder Investor Relations representative at 1-800-225-2470. Page 31 provides more information on how to contact Scudder. Thank you for your continued interest in Scudder International Bond Fund.

                                  Sincerely,

                                  /s/Edmond D. Villani
                                  Edmond D. Villani
                                  Chairman,
                                  Scudder International Bond Fund

Scudder International Bond Fund
Performance Update as of June 30, 1995
-----------------------------------------------------------------
Growth of a $10,000 Investment
-----------------------------------------------------------------
Scudder International Bond Fund
----------------------------------------
                     Total Return
  Period   Growth    -------------
   Ended     of               Average
 6/30/95  $10,000  Cumulative  Annual
--------- -------  ----------  -------
1 Year    $10,392     3.92%     3.92%
5 Year    $16,700    67.00%    10.80%
Life of
Fund*     $20,061   100.61%    10.48%

Salomon Brothers Non-U.S. Dollar
World Government Bond Index
--------------------------------------
                     Total Return
  Period   Growth    -------------
   Ended     of               Average
 6/30/95  $10,000  Cumulative  Annual
--------- -------  ----------  -------
1 Year    $12,271    22.71%    22.71%
5 Year    $20,608   106.08%    15.55%
Life of
Fund*     $21,729   117.29%    11.88%

*The Fund commenced operations on July 6, 1988.
Index comparisons begin July 31, 1988.

A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

Yearly periods ended June 30

Scudder International Bond Fund
Year            Amount
----------------------
7/31/88         10000
89              10216
90              12013
91              13800
92              17699
93              19866
94              19304
95              20062

Salomon Brothers Non-U.S.
Dollar World Government
Bond Index
Year            Amount
----------------------
7/31/88         10000
89               9831
90              10544
91              11581
92              14741
93              16176
94              17707
95              21729

The unmanaged Salomon Brothers Non-U.S. Dollar World Government Bond Index consists of worldwide fixed-rate government bonds with remaining maturities greater than one year. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.


-------------------------------------------------------------------
Returns and Per Share Information
-------------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

Yearly periods ended June 30
----------------------------------

                       1989*   1990    1991    1992    1993    1994    1995
                     ------------------------------------------------------
Net Asset Value...   $11.27  $12.08  $12.35  $13.68  $13.57  $11.97  $11.43
Income Dividends..   $ 1.00  $ 1.09  $ 1.21  $ 1.09  $ 1.04  $  .91  $  .98
Capital Gains
Distributions.....   $   --  $   --  $  .29  $  .81  $  .62  $  .39  $   --
Fund Total
Return (%)........     2.16   17.59   14.88   28.25   12.24   -2.83    3.92
Index Total
Return (%)........    -1.69    7.25    9.84   27.29    9.74    9.46   22.71

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results.
Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.
If the Adviser had not temporarily capped expenses, the average annual total return for the Fund for the one and five year periods and life of Fund would have been lower.

Portfolio Summary as of June 30, 1995
---------------------------------------------------------------------------
Market Exposure
---------------------------------------------------------------------------
Geographical
---------------------
Germany         12.7%
Supranational
  Agencies      12.4%
France           9.9%
U.K.             9.5%
Italy            7.3%
Denmark          7.2%
Canada           6.3%
Australia        4.3%
New Zealand      4.2%
United States    4.2%
Sweden           4.0%
Netherlands      3.3%
Spain            3.0%
Poland           2.9%
Norway           2.5%
Finland          2.3%
Portugal         2.2%
Japan            1.8%
                -----
                 100%
                =====

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

Interest Rate
---------------------
Japan           14.2%
Germany         12.7%
France          10.8%
U.K.             9.5%
Italy            7.3%
Denmark          7.2%
United States    7.1%
Canada           6.3%
ECU              6.1%
Australia        4.3%
New Zealand      4.2%
Sweden           4.0%
Netherlands      3.3%
Spain            3.0%
                -----
                 100%
                =====

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

Currency Exposure (a)
---------------------
Australia       0.2%
Belgium        -1.0%
Canada          4.5%
Denmark         2.0%              The Fund's exposure to foreign
ECU             1.6%              currencies was greatly enhanced
France          3.1%              in the spring of 1995, with
Germany         7.7%              particular emphasis on the Japanese
Italy           7.3%              yen.
Japan          18.9%
Netherlands    -0.9%
New Zealand     3.1%
Spain           0.4%
Sweden          1.7%
U.K.            6.2%
U.S.           45.2%
               -----
                100%
               =====

(a) Currency exposure after taking into
    account the effects of foreign currency
    options, futures, and forward contracts.

For more complete details about the Fund's Investment Portfolio, see page 10.
A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.

SCUDDER INTERNATIONAL BOND FUND
PORTFOLIO MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

Dear Shareholders,

     After a difficult 1994, bond markets around the world rallied sharply in 1995, with some posting double-digit gains in U.S. dollar terms. Economic growth in the United States and Europe has shown signs of slowing, which has eased investors' fears of burgeoning inflation. (Bond investors generally do not like inflation because it deteriorates the purchasing power of their investment income.) Meanwhile, Japan's anemic economic recovery appears to have been scuttled by the adverse effects of a strong yen.

     The Fund's 3.92% return, while positive, lagged the unmanaged Solomon Brothers Non-U.S. Dollar World Government Bond Index by a wide margin during the year primarily as the result of two factors: a defensive currency hedging strategy that reduced the positive effects of rising foreign currencies against the dollar, and the portfolio's 12% exposure to Latin American bonds, which suffered due to financial difficulties in Mexico.

     Scudder International Bond Fund seeks to provide regular income by investing primarily in high-quality government bonds from around the world. Government bonds are by definition the highest-quality investments available in any country. However, quality varies from country to country and must be evaluated as would the creditworthiness of an issuing corporation. Variables include the stage of the country's economic cycle, the impact of central bank activities, the level of real (inflation-adjusted) interest rates, and the amount of government debt. Based on that information, the Fund develops a dual investment strategy that views bond markets as separate from currency markets.

                              Bond Market Strategy

     Throughout the year, we sought above-average interest-rate exposure while emphasizing what we believed to be "value" markets. First, we looked for investments in economies that appeared to be peaking and thus poised for downturn. Slowing economic growth historically has been well received by bond markets around the world as it is typically accompanied by declining interest rates and lower inflation. During the period, we increased the Fund's interest

PORTFOLIO MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

rate exposure in Germany, France, the United Kingdom, and Japan to a combined weighting of 47% as of June 30. These markets offer significant appreciation potential, in our estimation, as the growth rates of their economies wind down from the pace of the past few years, and as Japan continues its deflationary trend. Second, we sought investments in markets characterized by high relative yields and attractively low prices, so-called "value" markets. Denmark and Australia, for example, offered attractive investment opportunities during the year as those countries waged successful battles against inflation and lofty national debt burdens.

     In recent years, emerging markets also have offered high current income and significant appreciation potential as those countries work their way out of a dependence on foreign capital and into self-perpetuating economic growth. While emerging-market bonds have never constituted core investments for the Fund, the impact of even a small exposure can sometimes be dramatic, as was the case this year. The Fund's roughly 12% stake in Brazilian, Argentine, and Mexican securities as of December 1994 reflected our belief that these Latin American markets are indeed emerging. In each case, they have endured years of economic and political reform, and now enjoy among the largest and most liquid markets of the developing countries. While our belief in their fundamental progress has not changed, we were surprised by the severe investor reaction to the Mexican peso devaluation. Latin American bonds were sold indiscriminately for several months by investors around the world, and the resulting declines took their toll on the portfolio. As those markets rebounded this spring, we took the opportunity to sell our Latin American holdings entirely. The Fund's emerging-market exposure has shifted to Poland, where a recent investment-grade rating by Moody's reflects the country's strong economic performance, relative political stability, and improving trade balance with other nations.

                                Currency Strategy

     In the early- to mid-'80s, the dollar was significantly overvalued relative to major trading partners, prompting many years of American cost-cutting to meet the challenge of foreign -- particularly Japanese -- competition. An expensive currency tends to tilt an economy towards consumers, who buy foreign goods more cheaply; a cheap one towards producers, whose products become more competitive

SCUDDER INTERNATIONAL BOND FUND
--------------------------------------------------------------------------------

overseas. And for a long while, Americans consumed while other countries produced. Relative currency valuations have since changed, and the plunging dollar has made America one of the cheapest places to produce goods and services. By contrast, the yen has soared with the result that the amount of goods that 100 yen can buy outside Japan is considerably higher than the amount it can buy inside Japan. The yen's rise has been surprisingly persistent, and we have been anticipating for a long while that yen would flow out of Japan to where its value was worth more. Such a global shift would help the currency to decline. The Fund's defensive currency strategy was much a product of these forces; we believed the dollar was poised to rise and sought to protect the value of portfolio holdings from the negative effects of falling foreign currencies.

     For most of the period, the Fund's hedging strategy was premature. The dollar continued to fall, and the Fund did not benefit from the rise of several foreign currencies -- the chief reason for its underperformance relative to the Salomon Index. In the spring of this year, we increased our exposure to the yen and other currencies to roughly 45% of the portfolio, acknowledging that, while the dollar was still undervalued, the momentum clearly was with the strong yen and the deutschemark. In recent weeks, the dollar has shown some resiliency as Japan has taken a somewhat tougher stance in reducing its strong yen. Nevertheless, we intend to keep the Fund's currency strategy flexible in the coming months, maintaining exposure to foreign currencies, while mindful of the dollar's appreciation potential.

                                     Outlook

     The prospects appear good for continued positive global bond market performance in the coming months. The United States and European economies appear to be nearing the end of their respective expansionary cycles, and Japan is in a confirmed deflationary spiral. Bond investors should continue to enjoy the benefits of slowing economic growth worldwide, with its moderating effect on interest rates and inflation. As always, the potential exists for bumps along the way. In particular, a slowing world economy will put pressure on some

PORTFOLIO MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

governments to support their already heavy debt loads. This will be especially true of the emerging markets. However, with the Fund positioned to benefit largely from such developed markets as Germany, France, and Japan -- and with increased flexibility to take advantage of appreciating currencies -- we believe Scudder International Bond Fund will continue to provide shareholders with competitive income and total returns.

Sincerely,

Your Portfolio Management Team

/s/Adam M. Greshin                  /s/Margaret D. Hadzima
Adam M. Greshin                     Margaret D. Hadzima

/s/Margaret R. Craddock
Margaret R. Craddock


                              Scudder International
                                   Bond Fund:
                          A Team Approach to Investing

     Scudder International Bond Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

     Lead Portfolio Manager Adam M. Greshin assumed responsibility for the Fund's day-to-day management and investment strategies in March 1995. Mr. Greshin, who specializes in global and international bond investments, was involved in the original design of Scudder International Bond Fund and has been a portfolio manager of the Fund since its inception in 1988. Portfolio Manager Margaret D. Hadzima is Chairman of Scudder's Global Bond Strategy Committee and Director of Global Bond Research. Ms. Hadzima, who joined Scudder in 1973 and the team in 1995, plays an active role in setting the Fund's overall bond strategy. Margaret R. Craddock, Portfolio Manager, has seven years of experience in global fixed-income research and investing. Ms. Craddock, who joined Scudder in 1991 and the team in 1995, is involved in both managing the Fund and setting investment strategies.

SCUDDER INTERNATIONAL BOND FUND
INVESTMENT PORTFOLIO  as of June 30, 1995
--------------------------------------------------------------------------------------------------------------------------
                          % of       Principal                                                                   Market
                       Portfolio       Amount                                                                   Value ($)
--------------------------------------------------------------------------------------------------------------------------
                               -------------------------------------------------------------------------------------------
                        92.4%     FOREIGN DENOMINATED DEBT OBLIGATIONS
                               -------------------------------------------------------------------------------------------
AUSTRALIAN DOLLARS       4.3%  AUD    12,000,000  Commonwealth of Australia, 6.75%, 11/15/06..............       7,022,235
                                       2,890,000  Commonwealth of Australia, 10%, 10/15/07................       2,154,736
                                       2,530,000  Commonwealth of Australia, 10.5%, 9/15/95...............       1,807,896
                                      13,500,000  New South Wales Treasury Bond, 6.5%, 5/1/06.............       7,675,710
                                      11,960,000  New South Wales Treasury Corp., 12.5%, 4/1/97...........       9,117,506
                                      17,250,000  Treasury Corp. of Victoria, 8.25%, 10/15/03.............      11,485,606
                                                                                                               -----------
                                                                                                                39,263,689
                                                                                                               -----------
BRITISH POUNDS           9.5%  GBP    37,295,000  United Kingdom Treasury Bond, 8%, 12/7/15...............      56,960,612
                                       6,955,000  United Kingdom Treasury Bond, 8%, 9/25/09...............      10,618,899
                                      11,850,000  United Kingdom Treasury Bond, 8.5%, 12/7/05.............      18,942,616
                                                                                                               -----------
                                                                                                                86,522,127
                                                                                                               -----------
CANADIAN DOLLARS         6.3%  CAD    15,510,000  Government of Canada, 6.5%, 6/1/04......................      10,270,707
                                      26,100,000  Government of Canada, 7.5%, 9/1/00......................      18,982,564
                                      27,590,000  Government of Canada, 8.5%, 3/1/00......................      20,869,740
                                      10,000,000  Mobil Oil Canada, Ltd., 8.125%, 1/20/98.................       7,380,007
                                                                                                               -----------
                                                                                                                57,503,018
                                                                                                               -----------
DANISH KRONER            7.1%  DKK   100,000,000  Kingdom of Denmark, 7%, 12/15/04........................      16,681,253
                                      55,000,000  Kingdom of Denmark, 8%, 5/15/03.........................       9,897,667
                                     200,500,000  Kingdom of Denmark, 9%, 11/15/00........................      38,501,775
                                                                                                               -----------
                                                                                                                65,080,695
                                                                                                               -----------
DEUTSCHEMARKS           12.7%  DEM    33,700,000  Federal Republic of Germany, 6.25%, 1/4/24..............      20,565,354
                                     121,250,000  Federal Republic of Germany, 8.375%, 5/21/01............      94,751,482
                                                                                                               -----------
                                                                                                               115,316,836
                                                                                                               -----------
DUTCH GUILDERS           3.3%  NLG    32,000,000  Government of the Netherlands, 6.5%, 4/15/03............      20,220,246
                                      14,000,000  Government of the Netherlands, 7.75%, 1/15/00...........       9,571,735
                                                                                                               -----------
                                                                                                                29,791,981
                                                                                                               -----------
EUROPEAN CURRENCY
UNITS                    6.0%  ECU     8,300,000  Electricite de France, 10.50%, 6/20/01..................      12,398,198
                                      15,000,000  Republic of Finland, 8.75%, 10/17/01....................      20,627,844
                                      16,200,000  Kingdom of Norway, 9%, 7/1/96...........................      22,047,401
                                                                                                               -----------
                                                                                                                55,073,443
                                                                                                               -----------
FRENCH FRANCS           10.7%  FRF 1,755,000,000  Government of France, Principal Strips, 10/25/19........      48,120,477
                                     110,000,000  Government of France OAT, 5.5%, 4/25/04.................      19,715,524
                                      45,000,000  Government of France OAT, 8.5%, 3/28/00.................       9,765,483
                                      95,800,000  Republic of Portugal, 7.7%, 6/7/05......................      19,543,675
                                                                                                               -----------
                                                                                                                97,145,159
                                                                                                               -----------

        The accompanying notes are an integral part of the financial statements.

                                                                                              INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
                  % of         Principal                                                                  Market
               Portfolio         Amount                                                                  Value ($)
-------------------------------------------------------------------------------------------------------------------
ITALIAN LIRE     7.3%   ITL     49,200,000,000  Republic of Italy, 10.5%, 4/15/98.....................   29,038,588
                                61,200,000,000  Union Bank of Switzerland, Certificate of
                                                  Deposit, 10.46%, 7/17/95............................   37,450,669
                                                                                                        -----------
                                                                                                         66,489,257
                                                                                                        -----------
JAPANESE YEN    14.1%   JPY      3,969,700,000  International Bank for Reconstruction &
                                                  Development, 4.75%, 12/20/04........................   54,158,904
                                 4,251,400,000  International Bank for Reconstruction &
                                                  Development, 5.25%, 3/20/02.........................   58,378,632
                                 1,125,000,000  Japan Development Bank, 6.5%, 9/20/01.................   16,271,622
                                                                                                        -----------
                                                                                                        128,809,158
                                                                                                        -----------
NEW ZEALAND
DOLLARS          4.2%   NZD         27,200,000  Government of New Zealand, 8%, 11/15/06...............   18,709,397
                                    28,590,000  Government of New Zealand, 8%, 4/15/04................   19,526,643
                                                                                                        -----------
                                                                                                         38,236,040
                                                                                                        -----------
SPANISH PESETAS  3.0%   ESP      2,530,000,000  Kingdom of Spain, 7.4%, 7/30/99.......................   18,140,026
                                 1,115,000,000  Kingdom of Spain, 10.25%, 11/30/98....................    8,893,037
                                                                                                        -----------
                                                                                                         27,033,063
                                                                                                        -----------
SWEDISH KRONOR   3.9%   SEK        194,000,000  Kingdom of Sweden, 10.25%, 5/5/00.....................   26,203,376
                                    70,000,000  Kingdom of Sweden, 11%, 1/21/99.......................    9,712,607
                                                                                                        -----------
                                                                                                         35,915,983
                                                                                                        -----------
                                                TOTAL FOREIGN DENOMINATED DEBT
                                                  (Cost $827,574,694).................................  842,180,449
                                                                                                        -----------
                        -------------------------------------------------------------------------------------------
                 7.0%        U.S. DOLLAR DENOMINATED DEBT OBLIGATIONS
                        -------------------------------------------------------------------------------------------
U. S. DOLLARS           USD          4,600,000  American Express Credit Corp., Commercial
                                                  Paper, 5.853%, 7/3/95...............................    4,600,000
                                     4,600,000  Associates Corp. of North America,
                                                  Commercial Paper, 6.123%, 7/3/95....................    4,600,000
                                     4,534,000  Chevron Oil Finance Co., Commercial Paper,
                                                  5.903%, 7/3/95......................................    4,534,000
                                     4,500,000  CIT Group Holdings Inc., Commercial Paper,
                                                  5.753%, 7/3/95......................................    4,500,000
                                     4,600,000  General Electric Capital Corp., Commercial
                                                  Paper, 5.803%, 7/3/95...............................    4,600,000
                                     4,600,000  Household Finance Corp., Commercial Paper,
                                                  6.123%, 7/3/95......................................    4,600,000
                                     4,500,000  Prudential Funding Corp., Commercial
                                                  Paper, 6.053%, 7/3/95...............................    4,500,000
                                    19,500,000  Republic of Poland, Past Due Interest Bond,
                                                  Step-up-Coupon, 3.25%, 10/27/14.....................   11,602,500
                                    19,000,000  Republic of Poland, Collateralized Discount
                                                  Bond, LIBOR plus .8125%, 7.125%, 10/27/24...........   14,582,500

        The accompanying notes are an integral part of the financial statements.

SCUDDER INTERNATIONAL BOND FUND

-----------------------------------------------------------------------------------------------------------
           % of       Principal                                                                   Market
        Portfolio       Amount                                                                   Value ($)
-----------------------------------------------------------------------------------------------------------
                         2,000,000    U.S. Treasury Bill, 8/3/95.........................         1,990,102
                           700,000    U.S. Treasury Bill, 10/5/95........................           689,758
                         2,500,000    U.S. Treasury Bill, 10/19/95.......................         2,457,836
                           700,000    U.S. Treasury Bill, 12/21/95.......................           681,629
                                                                                                -----------
                                      TOTAL U.S. DOLLAR DENOMINATED DEBT
                                        (Cost $59,007,916)...............................        63,938,325
                                                                                                -----------
                                      TOTAL INVESTMENTS (Cost $886,582,610)..............       906,118,774
                                                                                                -----------
                -------------------------------------------------------------------------------------------
        0.6%       PURCHASED OPTIONS
                -------------------------------------------------------------------------------------------
                DEM     52,480,200    Put on Deutschemarks, strike price DEM 1.41,
                                        expiration date 7/27/95..........................           221,939
                DEM     74,312,500    Put on Deutschemarks, strike price DEM 1.45,
                                        expiration date 8/11/95..........................           145,578
                DEM     90,335,000    Put on Deutschemarks, strike price DEM 1.465,
                                        expiration date 8/3/95...........................            76,785
                DEM     79,233,000    Put on Deutschemarks, strike price DEM 1.47,
                                        expiration date 10/17/95.........................           382,616
                DEM     57,041,880    Put on Deutschemarks, strike price DEM 1.47,
                                        expiration date 11/13/95.........................           339,513
                FRF    267,525,000    Put on French Francs, strike price FRF 5.22,
                                        expiration date 1/12/96..........................           444,627
                FRF    241,600,000    Put on French Francs, strike price FRF 5.214,
                                        expiration date 8/28/95..........................            51,219
                JPY  6,140,705,422    Call on Japanese Yen, strike price JPY 86.57,
                                        expiration date 7/11/95..........................         1,657,990
                JPY  1,771,294,578    Put on Japanese Yen, strike price JPY 88,
                                        expiration date 12/8/95..........................           228,497
                JPY  8,878,000,000    Put on Japanese Yen, strike price JPY 88.52,
                                        expiration date 10/11/95.........................           639,216

                         Number of
                         Contracts
                         ---------
                               310    Call on Italian 10 year Bond, strike price 97,
                                        expiration date 8/22/95..........................           842,273
                               390    Put on Eurodollar Futures, strike price 93.5,
                                        expiration date 9/18/95..........................            19,500
                                                                                                -----------
                                      TOTAL PURCHASED OPTIONS (Cost $11,330,729).........         5,049,753
                                                                                                -----------
-----------------------------------------------------------------------------------------------------------
                                      TOTAL INVESTMENT PORTFOLIO -- 100.0%
                                        (Cost $897,913,339) (a)..........................       911,168,527
                                                                                                ===========

The accompanying notes are an integral part of the financial statements.

INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------



(a) The cost for federal income tax purposes was $898,862,530. At June 30, 1995, net unrealized appreciation for all securities based on tax cost was $12,305,997. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $24,047,088 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $11,741,091.



     --------------------------------------------------------------------------------
          WRITTEN OPTIONS
     --------------------------------------------------------------------------------

     At June 30, 1995, outstanding written options were as follows (Note A):

                        Principal
                         Amount        Expiration                             Market
     Call Options       (000's)           Date          Strike Price        Value ($)
     --------------    ----------      ----------       ------------        ---------
     SEK...........       13,252         7/6/95         SEK 7.4875             49,283
     GBP...........       11,773        7/12/95         GBP 1.5808            214,260
     SEK...........      260,269        8/17/95         SEK 7.3145            679,302
     FRF...........      241,600        8/28/95           FRF 4.79            648,213
     DEM...........       51,803        9/14/95          DEM 1.335            426,808
     JPY...........    2,219,500       10/11/95           JPY 74.5             59,927
                                                                            ---------
     Total outstanding written options (Premiums received $2,060,243)....   2,077,793
                                                                            =========

     CURRENCY ABBREVIATIONS
     --------------------------------------------------------------------------
     AUD        Australian Dollar               ITL     Italian Lira
     BEF        Belgian Franc                   JPY     Japanese Yen
     GBP        British Pound                   NLG     Netherlands Guilder
     CAD        Canadian Dollar                 NZD     New Zealand Dollar
     DKK        Danish Krone                    ESP     Spanish Peseta
     DEM        Deutschemark                    SEK     Swedish Krone
     ECU        European Currency Unit          USD     United States Dollar
     FRF        French Franc

The accompanying notes are an integral part of the financial statements.

SCUDDER INTERNATIONAL BOND FUND
FINANCIAL STATEMENTS
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
                                STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------

JUNE 30, 1995
------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market (identified cost $886,582,610) (Note A).......                   $  906,118,774
Purchased options, at market (identified cost $11,330,729) (Note A)..                        5,049,753
Cash.................................................................                              365
Foreign currency at market  (identified cost $347,723) (Note A)......                          357,620
Net receivable on closed forward foreign currency exchange
   contracts (Note A)................................................                          794,890
Receivables:
   Investments sold..................................................                       90,646,265
   Interest..........................................................                       17,204,113
   Fund shares sold..................................................                          253,277
   Foreign taxes recoverable.........................................                           20,959
Unrealized appreciation on forward currency exchange
   contracts (Notes A & D)...........................................                        4,804,008
Other ...............................................................                           14,416
                                                                                        --------------
      Total assets...................................................                    1,025,264,440
LIABILITIES
Payables:
   Investments purchased.............................................   $95,206,767
   Dividends.........................................................     5,170,688
   Fund shares redeemed..............................................     1,503,433
   Accrued management fee (Note C)...................................       661,570
   Other accrued expenses (Note C)...................................       770,102
   Written options at market (premiums received $2,060,243)
     (Note A)........................................................     2,077,793
   Unrealized depreciation on forward currency exchange
     contracts (Notes A & D).........................................    10,366,475
                                                                        -----------
     Total liabilities...............................................                      115,756,828
                                                                                        --------------
Net assets, at market value..........................................                   $  909,507,612
                                                                                        ==============
NET ASSETS
Net assets consist of:
     Net unrealized appreciation (depreciation) on:
       Investments...................................................                   $   19,536,164
       Options.......................................................                       (6,298,526)
       Foreign currency related transactions.........................                       (5,286,922)
     Accumulated net realized loss...................................                     (113,014,882)
     Capital stock...................................................                          795,748
     Additional paid-in capital......................................                    1,013,776,030
                                                                                        --------------
Net assets, at market value..........................................                   $  909,507,612
                                                                                        ==============
NET ASSET VALUE, offering and redemption price per share
     ($909,507,612 / 79,574,801 shares of capital stock
     outstanding, $.01 par value, 200,000,000 shares of capital
     stock authorized)...............................................                           $11.43
                                                                                                ======

        The accompanying notes are an integral part of the financial statements.

                                                                                  FINANCIAL STATEMENTS
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------------------

YEAR ENDED JUNE 30, 1995
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (net of withholding taxes of $1,283,216).....................                  $  106,730,051

Expenses:
Management fee (Note C)...............................................  $    9,197,192
Services to shareholders (Note C).....................................       1,867,039
Directors' fees (Note C)..............................................          44,525
Custodian fees........................................................       2,288,866
Auditing..............................................................          99,895
Reports to shareholders...............................................         360,343
Legal.................................................................          38,007
State registration....................................................          31,474
Interest (Note E).....................................................         165,100
Other.................................................................          71,129      14,163,570
                                                                        --------------  --------------
Net investment income.................................................                      92,566,481
                                                                                        --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized loss from:
   Investments........................................................     (65,846,411)
   Options............................................................      (4,373,098)
   Futures contracts..................................................      (2,794,580)
   Foreign currency related transactions..............................    (116,109,092)   (189,123,181)
                                                                        --------------
Net unrealized appreciation (depreciation) during the period on:
   Investments........................................................     122,447,177
   Options............................................................      (4,214,992)
   Futures contracts..................................................      (1,416,313)
   Foreign currency related transactions..............................      13,898,919     130,714,791
                                                                        --------------  --------------
Net loss on investment transactions...................................                     (58,408,390)
                                                                                        --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................                  $   34,158,091
                                                                                        ==============

The accompanying notes are an integral part of the financial statements.


SCUDDER INTERNATIONAL BOND FUND
------------------------------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------
                                                                              YEARS ENDED JUNE 30,
                                                                           ---------------------------
INCREASE (DECREASE) IN NET ASSETS                                             1995           1994
------------------------------------------------------------------------------------------------------
Operations:
Net investment income................................................   $  92,566,481   $   88,178,209
Net realized loss from investment transactions.......................    (189,123,181)      (5,029,105)
Net unrealized appreciation (depreciation) on investment
   transactions during the period....................................     130,714,791     (130,965,996)
                                                                        -------------   --------------
Net increase (decrease) in net assets resulting from operations......      34,158,091      (47,816,892)
                                                                        -------------   --------------
Distributions to shareholders:
   From net investment income ($.91 per share for June 30, 1994).....               -      (88,034,933)
                                                                        -------------   --------------
   In excess of net realized gains from investment transactions
      ($.39 per share)...............................................               -      (37,671,614)
                                                                        -------------   --------------
   Tax return of capital ($.98 per share for June 30, 1995)..........     (92,566,481)               -
                                                                        -------------   --------------
Fund share transactions:
Proceeds from shares sold............................................     318,060,128      974,377,033
Net asset value of shares issued to shareholders in reinvestment of
   distributions.....................................................      72,680,706       66,270,009
Cost of shares redeemed..............................................    (653,886,791)    (652,677,186)
                                                                        -------------   --------------
Net increase (decrease) in net assets from Fund share transactions...    (263,145,957)     387,969,856
                                                                        -------------   --------------
INCREASE (DECREASE) IN NET ASSETS....................................    (321,554,347)     214,446,417
Net assets at beginning of period....................................   1,231,061,959    1,016,615,542
                                                                        -------------   --------------
NET ASSETS AT END OF PERIOD (including accumulated distributions in
   excess of net investment income of $9,538,822 for June 30, 1994)..   $ 909,507,612   $1,231,061,959
                                                                        =============   ==============
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES
Shares outstanding at beginning of period............................     102,881,085       74,937,656
                                                                        -------------   --------------
Shares sold..........................................................      27,314,845       72,265,334
Shares issued to shareholders in reinvestment of distributions.......       6,274,380        4,976,780
Shares redeemed......................................................     (56,895,509)     (49,298,685)
                                                                        -------------   --------------
Net increase (decrease) in Fund shares...............................     (23,306,284)      27,943,429
                                                                        -------------   --------------
Shares outstanding at end of period..................................      79,574,801      102,881,085
                                                                        =============   ==============

The accompanying notes are an integral part of the financial statements.

                                                                                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION
DERIVED FROM THE FINANCIAL STATEMENTS.

                                                                                                               For the Period
                                                                                                                July 6, 1988
                                                                                                               (commencement
                                                                            Years Ended June 30,               of operations)
                                                           ---------------------------------------------------   to June 30,
                                                           1995     1994(b)   1993     1992     1991     1990       1989
                                                           --------------------------------------------------- --------------
Net asset value, beginning of period................       $11.97   $13.57   $13.68   $12.35   $12.08   $11.27     $12.00
                                                           ------   ------   ------   ------   ------   ------     ------
Income from investment operations:
  Net investment income (a).........................          .98      .92     1.03     1.08     1.21     1.10       1.00
  Net realized and unrealized gain (loss)
    on investment transactions (c)..................         (.54)   (1.22)     .52     2.15      .56      .80       (.73)
                                                           ------   ------   ------   ------   ------   ------     ------
Total from investment operations....................          .44     (.30)    1.55     3.23     1.77     1.90        .27
                                                           ------   ------   ------   ------   ------   ------     ------
Less distributions:
  From net investment income........................            -     (.91)   (1.04)   (1.09)   (1.21)   (1.09)     (1.00)
  From net realized gains on investment
    transactions....................................            -        -     (.62)    (.81)    (.29)       -          -
  In excess of net realized gains on investment
    transactions....................................            -     (.39)       -        -        -        -          -
  Tax return of capital.............................         (.98)       -        -        -        -        -          -
                                                           ------   ------   ------   ------   ------   ------     ------
Total distributions.................................         (.98)   (1.30)   (1.66)   (1.90)   (1.50)   (1.09)     (1.00)
                                                           ------   ------   ------   ------   ------   ------     ------
Net asset value, end of period......................       $11.43   $11.97   $13.57   $13.68   $12.35   $12.08     $11.27
                                                           ======   ======   ======   ======   ======   ======     ======
TOTAL RETURN (%)....................................         3.92    (2.83)   12.24    28.25    14.88    17.59       2.16**

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)..............          910    1,231    1,017      542      144       73         13
Ratio of operating expenses, net to average net
  assets (%) (a)....................................         1.30     1.27     1.25     1.25     1.25     1.25       1.00*
Ratio of net investment income to average net
  assets (%)........................................         8.52     6.86     7.69     8.31     9.48     9.57       8.58*
Portfolio turnover rate (%).........................        318.5    232.9    249.7    147.9    260.1    215.6      103.8*

(a)  Reflects a per share amount of expenses,
      exclusive of management fees, reimbursed by
      the Adviser of................................       $    -   $    -   $    -   $    -   $    -   $    -     $  .39
     Reflects a per share amount of management fee
      not imposed by the Adviser of.................       $    -   $    -   $  .02   $  .04   $  .06   $  .10     $  .10
     Operating expense ratio including
      expenses reimbursed, management fee and other
      expenses not imposed (%)......................            -     1.29     1.37     1.57     1.75     2.51       5.59*
(b)  Per share amounts have been calculated using weighted average shares outstanding.
(c)  Includes exchange gain (loss) of $.01, $.01 and ($.02) for the periods ended June 30, 1991, 1990 and 1989, previously included in net investment income.
  *  Annualized
 **  Not annualized

SCUDDER INTERNATIONAL BOND FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

A.  SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
Scudder International Bond Fund (the "Fund") is a non-diversified series of Scudder Global Fund, Inc., a Maryland corporation registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

SECURITY VALUATION. Portfolio debt securities with remaining maturities greater than sixty days are valued by pricing agents approved by the Officers of the Fund, which prices reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. All other debt securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Directors. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

OPTIONS. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised. During the period, the Fund purchased put options and wrote call options on currencies primarily as a hedge against potential adverse price movements in the value of portfolio assets. In addition, during the period, the Fund purchased call options and wrote put options on currencies to lock in the exchange rate component of the purchase price of securities expected to be purchased in the near future and to enhance potential gain.

If the Fund writes an option and the option expires unexercised, the Fund will realize income, in the form of a capital gain, to the extent of the amount received for the option (the "premium"). If the Fund elects to close out the option it would recognize a gain or loss based on the difference between the cost of closing the option and the initial premium received. If the Fund purchased an option and allows the option to expire it would realize a loss to the extent of the premium paid. If the Fund elects to close out the option it would recognize a

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

gain or loss equal to the difference between the cost of acquiring the option and the amount realized upon the sale of the option.

The gain or loss recognized by the Fund upon the exercise of a written call or purchased put option is adjusted for the amount of option premium. If a written put or purchased call option is exercised the Fund's cost basis of the acquired security or currency would be the exercise price adjusted for the amount of the option premium.

The liability representing the Fund's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked price or at the most recent asked price (bid for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer supplied quotations.

When the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price. When the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security or currency below the exercise price. Over-the-Counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and, that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

FUTURES CONTRACTS. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of an item at a specified price on a specific date (settlement date). During the period, the Fund purchased interest rate futures to manage the duration of the portfolio. In addition, the Fund sold interest rate futures to hedge against declines in the value of portfolio securities.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the

SCUDDER INTERNATIONAL BOND FUND
--------------------------------------------------------------------------------

underlying security, and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

INDEXED SECURITIES. Indexed securities held by the Fund are investments whose value is indexed to another financial instrument, index, currency, or commodity (the "reference instrument"). For principal indexed securities, the principal amount payable at maturity may be more or less than the amounts shown depending on fluctuations in the value of the reference instrument. For coupon indexed securities, the principal amount payable at maturity is fixed. However, the coupon is indexed to the reference instrument. The price sensitivity of these securities may be greater than that of non-indexed securities with similar maturities.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

     (i) market value of investment securities, other assets and liabilities at the daily rates of exchange, and

     (ii) purchases and sales of investment securities, interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the accrual and payment dates on interest and foreign withholding taxes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. During the period, the Fund utilized forward contracts as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies and as a hedge against changes in exchange rates relating to foreign currency denominated assets.

Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. Forward contracts having the same settlement date and broker are offset and any gain
(loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of the forward contract to buy and the forward contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes, and no federal income tax provision was required. At June 30, 1995, the Fund had a net tax basis capital loss carryforward of approximately $77,681,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until June 30, 2003, whichever occurs first. In addition, from November 1, 1994 through June 30, 1995, the Fund incurred $26,583,252 of net realized capital losses and $23,044,146 of net realized currency losses. As permitted by tax regulations, the Fund intends to elect to defer $26,583,252 of net realized capital losses

SCUDDER INTERNATIONAL BOND FUND
--------------------------------------------------------------------------------

and $5,541,013 of net realized currency losses and treat them as arising in the fiscal year ended June 30, 1996.

DISTRIBUTION OF INCOME AND GAINS. Distribution of net investment income is declared as a dividend to shareholders of record as of the close of business each day and is distributed to shareholders monthly. During any particular year net realized gains and certain unrealized gains (which for federal income tax reporting purposes may be considered realized) from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax. Distributions of net realized gains to shareholders are recorded on the ex-dividend date.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences relate primarily to investments in options, futures, forward contracts, foreign denominated investments and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

OTHER. Investment security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. All discounts are accreted for both tax and financial reporting purposes.

B.  PURCHASES AND SALES OF SECURITIES
--------------------------------------------------------------------------------
For the year ended June 30, 1995, purchases and sales of investment securities (excluding short-term investments) aggregated $3,221,514,133, and $3,547,083,396, respectively.

The aggregate face value of futures contracts opened and closed during the year ended June 30, 1995 was $4,105,475,081 and $4,147,378,894, respectively.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Transactions in written options for the year ended June 30, 1995 are summarized as follows:

                                         OPTIONS CONTRACTS                  OPTIONS ON CURRENCIES (000 OMITTED)
                                   -----------------------------  ----------------------------------------------------------
                                    NUMBER OF       PREMIUMS                                                     PREMIUMS
                                    CONTRACTS      RECEIVED ($)      AUD             CAD            DEM         RECEIVED ($)
                                   ----------------------------  -----------------------------------------------------------
Beginning of Period.............              -               -             -               -              -   $           -
Written.........................     39,004,795       5,768,888       199,274          60,300        359,479       3,674,140
Closed..........................         (4,795)     (5,031,888)     (146,268)        (60,300)             -      (1,280,390)
Exercised.......................    (39,000,000)       (737,000)            -               -       (157,058)       (889,932)
Expired.........................              -               -       (53,006)              -       (150,618)     (1,088,615)
                                   ------------   -------------  ------------   -------------   ------------   -------------
End of Period...................              -               -             -               -         51,803   $     415,203
                                   ============   =============  ============   =============   ============   =============

                                                       OPTIONS ON CURRENCIES (000 OMITTED) (CONTINUED)
                                   -----------------------------------------------------------------------------------------
                                                                                                                 PREMIUMS
                                        ESP             FRF           GBP            JPY             NLG        RECEIVED ($)
                                   -----------------------------------------------------------------------------------------
Beginning of Period.............              -               -             -               -              -   $           -
Written.........................     12,744,640         241,600       170,651      37,315,509        199,059      14,036,717
Closed..........................    (12,744,640)              -      (131,784)    (35,096,009)       (80,239)    (11,506,750)
Exercised.......................              -               -       (27,094)              -       (118,820)     (1,652,246)
Expired.........................              -               -             -               -              -               -
                                   ------------   -------------  ------------   -------------   ------------   -------------
End of Period...................              -         241,600        11,773       2,219,500              -   $     877,721
                                   ============   =============  ============   =============   ============   =============

                                                       OPTIONS ON CURRENCIES
                                                     (000 OMITTED) (CONTINUED)
                                   -----------------------------------------------------------
                                                                                   PREMIUMS
                                        NZD             SEK         SEK/DEM       RECEIVED ($)
                                   -----------------------------------------------------------
Beginning of Period.............         25,305               -              -   $     156,891
Written.........................              -       1,245,863        118,500       3,238,441
Closed..........................              -        (428,753)             -      (1,371,246)
Exercised.......................        (25,305)       (374,666)      (118,500)     (1,034,883)
Expired.........................              -        (168,923)             -        (221,884)
                                   ------------   -------------   ------------   -------------
End of Period...................              -         273,521              -   $     767,319
                                   ============   =============   ============   =============

SCUDDER INTERNATIONAL BOND FUND
--------------------------------------------------------------------------------

C.  RELATED PARTIES
--------------------------------------------------------------------------------
On September 7, 1994, the Fund's Board of Directors approved a new Investment Management Agreement (the "Management Agreement") with Scudder, Stevens &
Clark, Inc. (the "Adviser"). As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objective, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management
Agreement is equal to an annual rate of 0.85% on the first $1,000,000,000 of average daily net assets and 0.80% of such net assets in excess of $1,000,000,000, computed and accrued daily and payable monthly.

Under the Investment Management Agreement which was in effect prior to September 7, 1994 (the "Agreement"), the Fund agreed to pay the Adviser a fee equal to an annual rate of 0.85% of the Fund's average daily net assets, computed and accrued daily and payable monthly. Both the Management Agreement and the Agreement provide that if the Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. For the year ended June 30, 1995, the fee pursuant to both the Management Agreement and the Agreement amounted to $9,197,192, which is equivalent to an annual effective rate of 0.85% of the Fund's average daily net assets.

Scudder Service Corporation ("SSC"), a wholly-owned subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended June 30, 1995, the amount charged by SSC aggregated $1,435,234, of which $106,859 is unpaid at June 30, 1995.

The Fund pays each Director not affiliated with the Adviser $4,000 annually, plus specified amounts for attended board and committee meetings. For the year ended June 30, 1995, Directors' fees aggregated $44,525.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

D.  COMMITMENTS
--------------------------------------------------------------------------------
As of June 30, 1995, the Fund had entered into the following forward foreign currency exchange contracts resulting in net unrealized depreciation of $5,562,467.

                                                               NET UNREALIZED
                                                                APPRECIATION
                                                               (DEPRECIATION)
CONTRACTS TO DELIVER     IN EXCHANGE FOR     SETTLEMENT DATE        (U.S.$)
--------------------    ------------------  ---------------    --------------
AUD       91,861,178    USD     67,696,098      7/12/95         2,490,833
USD       28,277,040    AUD     39,437,923      7/12/95          (255,211)
FRF      483,264,912    USD     99,001,293      7/17/95          (696,459)
USD       61,403,531    FRF    302,912,494      7/17/95         1,127,434
ESP    2,889,616,379    USD     23,780,698      7/31/95           (23,861)
NZD       28,786,618    USD     19,027,954      7/31/95          (156,729)
USD        9,125,530    NZD     13,672,230      7/31/95            (4,021)
USD        8,881,988    GBP      5,603,000       8/7/95            45,673
GBP       16,937,940    USD     27,203,858   8/7/95 to 8/8/95     224,024
USD       16,313,266    CAD     22,563,240       8/8/95           122,661
CAD       45,126,480    USD     32,672,134       8/8/95          (185,359)
ECU       30,186,869    USD     39,790,509       8/8/95          (351,603)
NLG       59,410,000    USD     38,428,202      8/14/95            27,323
USD       24,875,314    DKK    134,280,575      8/22/95           (23,727)
DKK      388,825,162    USD     68,892,993      8/22/95        (2,981,228)
USD       25,392,275    ITL 41,930,264,476      8/23/95           113,848
ITL   41,930,264,476    USD     24,414,541      8/23/95        (1,048,065)
USD       60,019,805    BEF  1,716,866,512       9/5/95           500,794
BEF    1,982,430,451    USD     65,426,748       9/5/95        (4,377,387)
DEM       54,389,899    USD     39,135,871      9/12/95          (262,825)
USD       39,281,554    DEM     54,389,899      9/12/95           151,418
                                                               ----------
                                                               (5,562,467)
                                                               ==========

SCUDDER INTERNATIONAL BOND FUND
--------------------------------------------------------------------------------

E.  SHORT-TERM DEBT
--------------------------------------------------------------------------------
During the year ended June 30, 1995, the Fund periodically borrowed amounts from a bank at the existing prime rate. The arrangement with the bank allows the Fund to borrow a maximum amount based on the Fund's net asset value. There were no borrowings outstanding at the end of the period.

During the year ended June 30, 1995, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $10,477,773 with a weighted average interest rate of 8.49%. Interest expense for the year ended June 30, 1995 was $165,100 (less than $.01 per share).

                                               REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE DIRECTORS OF SCUDDER GLOBAL FUND, INC. AND TO THE SHAREHOLDERS OF SCUDDER INTERNATIONAL BOND FUND:

We have audited the accompanying statement of assets and liabilities of Scudder International Bond Fund including the investment portfolio, as of June 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the six years in the period then ended and for the period July 6, 1988 (commencement of operations) to June 30, 1989. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder International Bond Fund as of June 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the six years in the period then ended and for the period July 6, 1988 (commencement of operations) to June 30, 1989, in conformity with generally accepted accounting principles.

Boston, Massachusetts                                   COOPERS & LYBRAND L.L.P.
August 11, 1995

                      (This page intentionally left blank.)

OFFICERS AND DIRECTORS
--------------------------------------------------------------------------------

Edmond D. Villani*
    Chairman of the Board and Director

Nicholas Bratt*
     President and Director

Paul Bancroft III
    Director; Venture Capitalist and Consultant

Thomas J. Devine
    Director; Consultant

William H. Gleysteen, Jr.
    Director; President, The Japan Society, Inc.

William H. Luers
    Director; President, Metropolitan Museum of Art

Daniel Pierce*
    Director and Vice President

Robert G. Stone, Jr.
    Director; Chairman of the Board and Director, Kirby Corporation

Robert W. Lear
    Honorary Director; Executive-in-Residence, Visiting Professor, Columbia University Graduate School of Business

Jerard K. Hartman*
    Vice President

Thomas W. Joseph*
    Vice President

David S. Lee*
    Vice President and Assistant Treasurer

Douglas M. Loudon*
    Vice President

Thomas F. McDonough*
    Vice President and Secretary

Pamela A. McGrath*
    Vice President and Treasurer

Gerald J. Moran*
    Vice President

Edward J. O'Connell*
    Vice President and Assistant Treasurer

Juris Padegs*
    Vice President and Assistant Secretary

Kathryn L. Quirk*
    Vice President and Assistant Secretary

Cornelia M. Small*
    Vice President

Coleen Downs Dinneen*
    Assistant Secretary

* Scudder, Stevens & Clark, Inc.

INVESTMENT PRODUCTS AND SERVICES
--------------------------------------------------------------------------------

 The Scudder Family of Funds
 -----------------------------------------------------------------------------------------------------------------
                 Money Market                                        Income
                   Scudder Cash Investment Trust                       Scudder Emerging Markets Income Fund
                   Scudder U.S. Treasury Money Fund                    Scudder GNMA Fund
                 Tax Free Money Market+                                Scudder Income Fund
                   Scudder Tax Free Money Fund                         Scudder International Bond Fund
                   Scudder California Tax Free Money Fund*             Scudder Short Term Bond Fund
                   Scudder New York Tax Free Money Fund*               Scudder Short Term Global Income Fund
                 Tax Free+                                             Scudder Zero Coupon 2000 Fund
                   Scudder California Tax Free Fund*                 Growth
                   Scudder High Yield Tax Free Fund                    Scudder Capital Growth Fund
                   Scudder Limited Term Tax Free Fund                  Scudder Development Fund
                   Scudder Managed Municipal Bonds                     Scudder Global Fund
                   Scudder Massachusetts Limited Term Tax Free Fund*   Scudder Global Small Company Fund
                   Scudder Massachusetts Tax Free Fund*                Scudder Gold Fund
                   Scudder Medium Term Tax Free Fund                   Scudder Greater Europe Growth Fund
                   Scudder New York Tax Free Fund*                     Scudder International Fund
                   Scudder Ohio Tax Free Fund*                         Scudder Latin America Fund
                   Scudder Pennsylvania Tax Free Fund*                 Scudder Pacific Opportunities Fund
                 Growth and Income                                     Scudder Quality Growth Fund
                   Scudder Balanced Fund                               Scudder Value Fund
                   Scudder Growth and Income Fund                      The Japan Fund

 Retirement Plans and Tax-Advantaged Investments
 -----------------------------------------------------------------------------------------------------------------
                   IRAs                                                403(b) Plans
                   Keogh Plans                                         SEP-IRAs
                   Scudder Horizon Plan+++* (a variable annuity)       Profit Sharing and Money Purchase
                   401(k) Plans                                            Pension Plans

 Closed-End Funds#
 -----------------------------------------------------------------------------------------------------------------
                   The Argentina Fund, Inc.                            The Latin America Dollar Income Fund, Inc.
                   The Brazil Fund, Inc.                               Montgomery Street Income Securities, Inc.
                   The First Iberian Fund, Inc.                        Scudder New Asia Fund, Inc.
                   The Korea Fund, Inc.                                Scudder New Europe Fund, Inc.
                                                                       Scudder World Income
                                                                           Opportunities Fund, Inc.

 Institutional Cash Management
 -----------------------------------------------------------------------------------------------------------------
                   Scudder Institutional Fund, Inc.
                   Scudder Fund, Inc.
                   Scudder Treasurers Trust(TM)++

    For complete information on any of the above Scudder funds,  including  management fees and expenses,  call or write for a free prospectus.  Read it carefully before you invest or send money. +A portion of the income from the tax-free  funds may be subject to federal,  state,  and local taxes.  *Not  available in all states.  +++A no-load  variable  annuity  contract  provided by Charter  National Life Insurance  Company and its affiliate, offered by Scudder's insurance agencies,  1-800-225-2470.  #These funds, advised by Scudder,  Stevens & Clark,
    Inc.  are  traded  on  various  stock  exchanges.  ++For  information  on  Scudder  Treasurers  Trust,(TM)  an institutional  cash  management  service that utilizes  certain  portfolios of Scudder  Fund,  Inc.  ($100,000 minimum), call 1-800-541-7703.

HOW TO CONTACT SCUDDER
--------------------------------------------------------------------------------

 Account Service and Information
 -------------------------------------------------------------------------------------------------------------

                                         For existing account service and transactions
                                         SCUDDER INVESTOR RELATIONS
                                         1-800-225-5163

                                         For account updates, prices, yields, exchanges, and redemptions
                                         SCUDDER AUTOMATED INFORMATION LINE (SAIL)
                                         1-800-343-2890

 Investment Information
 -------------------------------------------------------------------------------------------------------------

                                         To receive information about the Scudder funds, for additional applications and prospectuses, or for investment questions
                                         SCUDDER INVESTOR RELATIONS
                                         1-800-225-2470

                                         For establishing 401(k) and 403(b) plans
                                         SCUDDER DEFINED CONTRIBUTION SERVICES
                                         1-800-323-6105

 Please address all correspondence to
 -------------------------------------------------------------------------------------------------------------

                                         THE SCUDDER FUNDS
                                         P.O. BOX 2291
                                         BOSTON, MASSACHUSETTS
                                         02107-2291

 Or stop by a Scudder Funds Center
 -------------------------------------------------------------------------------------------------------------

                                         Many  shareholders  enjoy the  personal,  one-on-one  service of the
                                         Scudder  Funds  Centers.  Check for a Funds Center near you--they can be found in the following cities:

                                         Boca Raton                               New York
                                         Boston                                   Portland, OR
                                         Chicago                                  San Diego
                                         Cincinnati                               San Francisco
                                         Los Angeles                              Scottsdale
 -------------------------------------------------------------------------------------------------------------

                                         For information on Scudder               For information on Scudder
                                         Treasurers Trust,(TM) an institutional   Institutional Funds,* funds
                                         cash management service for              designed to meet the broad
                                         corporations, non-profit                 investment management and
                                         organizations and trusts that uses       service needs of banks and
                                         certain portfolios of Scudder Fund,      other institutions, call
                                         Inc.* ($100,000 minimum), call           1-800-854-8525.
                                         1-800-541-7703.
 -------------------------------------------------------------------------------------------------------------

    Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor
    Services, Inc., Distributor.

*   Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Celebrating Over 75 Years of Serving Investors
--------------------------------------------------------------------------------

     Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer 36 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

     Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.

                                  SCUDDER GLOBAL FUND, INC.

                                  PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

         a.       Financial Statements

                  Included in Part A of this Registration Statement:

                           For Scudder Global Fund:
                                    Financial Highlights for the period July 23,
                                    1986 (commencement of operations) to June
                                    30, 1987 and for the eight fiscal years
                                    ended June 30, 1995.

                           For Scudder International Bond Fund:
                                    Financial Highlights for the period July 6,
                                    1988 (commencement of operations) to June
                                    30, 1989 and for the six fiscal years ended
                                    June 30, 1995.

                           For Scudder Global Small Company Fund:
                                    Financial Highlights for the period
                                    September 10, 1991 (commencement of
                                    operations) to October 31, 1991 and for the three fiscal years ended October 31, 1994. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.)

                           For Scudder Short Term Global Income Fund:
                                   Financial Highlights for the period March 1,
                                   1991 (commencement of operations) to October
                                   31, 1991 and for the three fiscal years ended October 31, 1994.
                                   (Incorporated by reference to Post-Effective
                                   Amendment No. 23 to the Registration
                                   Statement.)

                           For Scudder Emerging Markets Income Fund:
                                   Financial Highlights for the period December
                                   31, 1993 (commencement of operations) to October 31, 1994.
                                   (Incorporated by reference to Post-Effective
                                   Amendment No. 23 to the Registration
                                   Statement.)

                  Included in Part B of this Registration Statement:

                           For Scudder Global Fund:
                                   Investment Portfolio as of June 30, 1995
                                   Statement of Assets and Liabilities as of June 30, 1995
                                   Statement of Operations for the fiscal year ended June 30, 1995
                                   Statements of Changes in Net Assets for the two fiscal years ended June 30, 1995 Financial Highlights for the period July 23, 1986 (commencement of operations) to June 30, 1987 and for the eight fiscal years ended June 30, 1995
                                   Notes to Financial Statements
                                   Report of Independent Accountants

                                                          Part C - Page 1

                           For Scudder International Bond Fund:

                                   Investment Portfolio as of June 30, 1995
                                   Statement of Assets and Liabilities as of June 30, 1995 Statement of Operations for the fiscal year ended June 30, 1995
                                   Statements of Changes in Net Assets for the two fiscal years ended June 30, 1995 Financial Highlights for the period July 6, 1988 (commencement of operations) to June 30, 1989 and for the six fiscal years ended June 30, 1995
                                   Notes to Financial Statements
                                   Report of Independent Accountants

                           For Scudder Global Small Company Fund:
                                   Investment Portfolio as of October 31, 1994
                                   Statement of Assets and Liabilities as of October 31, 1994
                                   Statement of Operations for the fiscal year ended October 31, 1994
                                   Statements of Changes in Net Assets for the two fiscal years ended October 31, 1994 Financial Highlights for the period September 10, 1991 (commencement of operations) to October 31, 1991 and for the three fiscal years ended October 31, 1994
                                   Notes to Financial Statements
                                   Report of Independent Accountants
                                   (Incorporated by reference to Post-Effective
                                   Amendment No. 23 to the Registration
                                   Statement.)

                           For Scudder Short Term Global Income Fund:
                                   Investment Portfolio as of October 31, 1994
                                   Statement of Assets and Liabilities as of October 31, 1994
                                   Statement of Operations for the fiscal year ended October 31, 1994
                                   Statements of Changes in Net Assets for the two fiscal years ended October 31, 1994 Financial Highlights for the period March 1, 1991 (commencement of operations) to October 31, 1991 and for the three fiscal years ended October 31, 1994
                                   Notes to Financial Statements
                                   Report of Independent Accountants
                                   (Incorporated by reference to Post-Effective
                                   Amendment No. 23 to the Registration
                                   Statement.)

                           For Scudder Emerging Markets Income Fund:
                                   Investment Portfolio as of October 31, 1994
                                   Statement of Assets and Liabilities as of October 31, 1994
                                   Statement of Operations for the period
                                   December 31, 1993 (commencement of
                                   operations) to October 31, 1994
                                   Statement of Changes in Net Assets for the period December 31, 1993 (commencement of operations) to October 31, 1994
                                   Financial Highlights for the period December
                                   31, 1993 (commencement of operations) to October 31, 1994
                                   Notes to Financial Statements
                                   Report of Independent Accountants
                                   (Incorporated by reference to Post-Effective
                                   Amendment No. 23 to the Registration
                                   Statement.)

                                                           Part C - Page 2

                           Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

                   b.        Exhibits:

                             1.       (a)     Articles of Amendment and Restatement dated December 13, 1990.
                                              (Incorporated by reference to Exhibit 1(a) to Post-Effective
                                              Amendment No. 8 to the Registration Statement.)

                                      (b)     Articles Supplementary dated February 14, 1991.
                                              (Incorporated by reference to Exhibit 1(b) to Post-Effective
                                              Amendment No. 9 to the Registration Statement.)

                                      (c)     Articles Supplementary dated July 11, 1991.
                                              (Incorporated by reference to Exhibit No. 1(c) to Post-Effective
                                              Amendment No. 12 to the Registration Statement.)

                                      (d)     Articles Supplementary dated November 24, 1992.
                                              (Incorporated by reference to Exhibit 1(d) to Post-Effective
                                              Amendment No. 18 to the Registration Statement.)

                                      (e)     Articles Supplementary dated October 22, 1993.
                                              (Incorporated by reference to Exhibit 1(e) to Post-Effective
                                              Amendment No. 19 to the Registration Statement.)

                             2.       (a)     By-Laws dated May 15, 1986.
                                              (Incorporated by reference to
                                              Exhibit 2 to original Registration
                                              Statement.)

                                      (b)     Amendment dated May 4, 1987 to the By-Laws.
                                              (Incorporated by reference to Exhibit 2(b) to Post-Effective
                                              Amendment No. 2 to the Registration Statement.)

                                      (c)     Amendment dated September 14, 1987 to the
                                              By-Laws.
                                              (Incorporated by reference to Exhibit 2(c) to Post-Effective
                                              Amendment No. 5 to the Registration Statement.)

                                      (d)     Amendment dated July 27, 1988 to the By-Laws.
                                              (Incorporated by reference to Exhibit 2(d) to Post-Effective
                                              Amendment No. 5 to the Registration Statement.)

                                      (e)     Amendment dated September 15, 1989 to the
                                              By-laws.
                                              (Incorporated by reference to Exhibit 2(e) to Post-Effective
                                              Amendment No. 7 to the Registration Statement.)

                                      (f)     Amended and Restated By-Laws dated March 4,
                                              1991.
                                              (Incorporated by reference to Exhibit 1(c) to Post-Effective
                                              Amendment No. 12 to the Registration Statement.)

                                      (g)     Amendment dated September 20, 1991 to the By-Laws.
                                              (Incorporated by reference to Exhibit No. 2(g) to Post-Effective
                                              Amendment 15 to the Registration Statement.)

                                                          Part C - Page 3

                                      (h)     Amendment dated December 12, 1991 to the By-Laws.
                                              (Incorporated by reference to Exhibit No. 2(h) to Post-Effective
                                              Amendment 23 to the Registration Statement.)

                             3.               Inapplicable.

                             4.       (a)     Specimen Share Certificate representing shares of capital stock of
                                              $.01 par value of Scudder Global Fund.
                                              (Incorporated by reference to Exhibit 4(a) to Post-Effective
                                              Amendment No. 6 to the Registration Statement.)

                                      (b)     Specimen Share Certificate representing shares of capital stock of
                                              $.01 par value of Scudder International Bond Fund.
                                              (Incorporated by reference to Exhibit 4(b) to Post-Effective
                                              Amendment No. 6 to the Registration Statement.)

                             5.       (a)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Global Fund) and Scudder, Stevens & Clark, Inc. dated
                                              December 14, 1990.
                                              (Incorporated by reference to Exhibit 5(a) to Post-Effective
                                              Amendment No. 12 to the Registration Statement.)

                                      (b)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder International Bond Fund) and Scudder, Stevens & Clark, Inc.
                                              dated December 14, 1990.
                                              (Incorporated by reference to Exhibit 5(a) to Post-Effective
                                              Amendment No. 12 to the Registration Statement.)

                                      (c)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Short Term Global Income Fund) and Scudder, Stevens & Clark,
                                              Inc. dated September 7, 1993.
                                              (Incorporated by reference to Exhibit 5(c) to Post-Effective
                                              Amendment No. 20 to the Registration Statement.)

                                      (d)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Global Small Company Fund) and Scudder, Stevens & Clark,
                                              Inc. dated September 3, 1991.
                                              (Incorporated by reference to Exhibit 5(d) to Post-Effective
                                              Amendment No. 15 to the Registration Statement.)

                                      (e)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Emerging Markets Income Fund) and Scudder, Stevens & Clark,
                                              Inc. dated December 29, 1993.
                                              (Incorporated by reference to Post-Effective Amendment No. 21 to the
                                              Registration Statement.)

                                      (f)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder International Bond Fund) and Scudder, Stevens & Clark, Inc.
                                              dated September 8, 1994.
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                                      (g)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Global Fund) and Scudder, Stevens & Clark, Inc. dated
                                              September 6, 1995 is filed herein.


                                                         Part C - Page 4

                             6.               Underwriting Agreement between the Registrant and Scudder Investor
                                              Services, Inc. dated July 24, 1986.
                                              (Incorporated by reference to Exhibit 6 to Post-Effective Amendment
                                              No. 1 to the Registration Statement.)

                             7.               Inapplicable.

                             8.       (a)     Custodian Agreement between the Registrant and State Street Bank and
                                              Trust Company dated July 24, 1986.
                                              (Incorporated by reference to Exhibit 8(a) to Post-Effective
                                              Amendment No. 1 to the Registration Statement.)

                                      (b)     Fee schedule for Exhibit 8(a).
                                              (Incorporated by reference to Exhibit 8(b) to Post-Effective
                                              Amendment No. 4 to the Registration Statement.)

                                      (c)     Custodian Agreement between the Registrant (on behalf of Scudder
                                              International Bond Fund) and Brown Brothers Harriman & Co. dated
                                              July 1, 1988.
                                              (Incorporated by reference to Exhibit 8(c) to Post-Effective
                                              Amendment No. 5 to the Registration Statement.)

                                      (d)     Fee schedule for Exhibit 8(c).
                                              (Incorporated by reference to Exhibit 8(d) to Post-Effective
                                              Amendment No. 5 to the Registration Statement.)

                                      (e)     Amendment dated September 16, 1988 to the Custodian Contract between the Registrant and State Street Bank and Trust
                                              Company dated July 24, 1986.
                                              (Incorporated by reference to Exhibit 8(d) to Post-Effective
                                              Amendment  No. 6 to the Registration Statement.)

                                      (f)     Amendment dated December 7, 1988 to the Custodian Contract between the Registrant and State Street Bank and Trust Company
                                              dated July 24, 1986.
                                              (Incorporated by reference to Exhibit 8(e) to Post-Effective
                                              Amendment No. 6 to the Registration Statement.)

                                      (g)     Amendment dated November 30, 1990 to the Custodian Contract between the Registrant and State Street Bank and Trust Company
                                              dated July 24, 1986.
                                              (Incorporated by reference to Exhibit 8(g) to Post-Effective
                                              Amendment No. 9 to the Registration Statement.)

                                      (h)     Custodian Agreement between the Registrant (on behalf of Scudder
                                              Short Term Global Income Fund) and Brown Brothers Harriman & Co.
                                              dated February 28, 1991.
                                              (Incorporated by reference to Post-Effective Amendment No. 15 to the
                                              Registration Statement.)

                                      (i)     Custodian Agreement between the Registrant (on behalf of Scudder
                                              Global Small Company Fund) and Brown Brothers Harriman & Co. dated
                                              August 30, 1991.
                                              (Incorporated by reference to Post-Effective Amendment No. 15 to the
                                              Registration Statement.)


                                                         Part C - Page 5

                                      (j)     Custodian Agreement between the Registrant (on behalf of Scudder
                                              Emerging Markets Income Fund) and Brown Brothers Harriman & Co.
                                              dated December 31, 1993 is filed herein.
                                              (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                              Registration Statement.)

                                      (k)     Amendment (on behalf of Scudder Global Fund) dated October 3, 1995 to the Custodian Agreement between the Registrant and Brown Brothers
                                              Harriman & Co. dated March 7, 1995 is filed herein.

                             9.       (a)(1)  Transfer Agency and Service Agreement between the Registrant and
                                              Scudder Service Corporation dated October 2, 1989.
                                              (Incorporated by reference to Exhibit 9(a)(1) to Post-Effective
                                              Amendment No. 7 to the Registration Statement.)

                                      (a)(2)  Fee schedule for Exhibit 9(a)(1).
                                              (Incorporated by reference to Exhibit 9(a)(2) to Post-Effective
                                              Amendment No. 7 to the Registration Statement.)

                                      (a)(3)  Form of revised fee schedule dated October 1, 1995 for Exhibit
                                              9(a)(1) is filed herein.

                                      (b)(1)  COMPASS Service Agreement with Scudder Trust Company dated
                                              January 1, 1990.
                                              (Incorporated by reference to Exhibit 9(b)(1) to Post-Effective
                                              Amendment No. 7 to the Registration Statement.)

                                      (b)(2)  Fee schedule for Exhibit 9(b)(1).
                                              (Incorporated by reference to Exhibit 9(b)(2) to Post-Effective
                                              Amendment No. 7 to the Registration Statement.)

                                      (b)(3)  Form of COMPASS Service Agreement between Scudder Trust Company and the Registrant dated October 1, 1995 is filed herein.

                                      (c)(1)  Shareholder Services Agreement with Charles Schwab & Co., Inc. dated
                                              June 1, 1990.
                                              (Incorporated by reference to Exhibit 9(c) to Post-Effective
                                              Amendment No. 7 to the Registration Statement.)

                                      (c)(2)  Service Agreement between Copeland Associates, Inc. and Scudder
                                              Service Corporation (on behalf of Scudder Global Fund and Scudder
                                              Global Small Company Fund) dated June 8, 1995 is filed herein.

                                      (d)     Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Global Fund) and Scudder Fund Accounting Corporation
                                              dated March 14, 1995 is filed herein.

                                      (e)     Form of Fund Accounting Services Agreement between the Registrant
                                              (on behalf of Scudder International Bond Fund) and Scudder Fund
                                              Accounting Corporation dated August 3, 1995 is filed herein.

                             10.              Consent of Counsel is filed herein.


                                                         Part C - Page 6

                             11.              Consent of Independent Accountants is filed herein.

                             12.              Inapplicable.

                             13.      (a)     Letter of Investment Intent (on behalf of Scudder Global Fund)
                                              (Incorporated by reference to Exhibit 13 to Pre-Effective Amendment
                                              No. 2 to the Registration Statement.)

                                      (b)     Letter of Investment Intent (on behalf of Scudder International Bond
                                              Fund)
                                              (Incorporated by reference to Exhibit 13(b) to Post-Effective
                                              Amendment No. 4 to the Registration Statement.)

                                      (c)     Letter of Investment Intent (on behalf of Scudder Short Term Global
                                              Income Fund)
                                              (Incorporated by reference to Exhibit 13(c) to Post-Effective
                                              Amendment No. 9 to the Registration Statement.)

                             14.      (a)     Scudder Flexi-Plan for Corporations and Self-Employed Individuals.
                                              (Incorporated by reference to Exhibit 14(a) to Scudder Income Fund
                                              Post-Effective Amendment No. 46 to its Registration Statement on
                                              Form N-1A [File Nos. 2-13627 and 811-42].)

                                      (b)     Scudder Individual Retirement Plan.
                                              (Incorporated by reference to Exhibit 14(b) to Scudder Income Fund
                                              Post-Effective Amendment No. 46 to its Registration Statement on
                                              Form N-1A [File Nos. 2-13627 and 811-42].)

                                      (c)     Scudder Funds 403(b) Plan.
                                              (Incorporated by reference to Exhibit 14(c) to Scudder Income Fund
                                              Post-Effective Amendment No. 46 to its Registration Statement on
                                              Form N-1A [File Nos. 2-13627 and 811-42].)

                                      (d)     Scudder Employer-Select 403(b) Plan.
                                              (Incorporated by reference to Exhibit 14(e)(2) to Scudder Income
                                              Fund, Inc. Post-Effective Amendment No. 43 to its Registration
                                              Statement on Form N-1A [File Nos. 2-13627 and 811-42].)

                                      (e)     Scudder Cash or Deferred Profit Sharing Plan under Section 401(k).
                                              (Incorporated by reference to Exhibit 14(f) to Scudder Income Fund,
                                              Inc. Post-Effective Amendment No. 43 to its Registration Statement
                                              on Form N-1A [File Nos. 2-13627 and 811-42].)

                             15.              Inapplicable.

                             16.              Schedule for Computation of Performance Quotation.
                                              (Incorporated by reference to Exhibit 16 to Post-Effective Amendment
                                              No. 6 to the Registration Statement.)

                             17.              Financial Data Schedules are filed herein.

                             18.              Inapplicable.


                                                         Part C - Page 7

                                              Power of Attorney for Edmond D. Villani, Paul Bancroft, III,
                                              Nicholas Bratt, Thomas J. Devine, William H. Gleysteen, Jr., William
                                              H. Luers and Robert G. Stone, Jr.
                                              (Incorporated by reference to the Signature Page to Post-Effective
                                              Amendment No. 10 to the Registration Statement.)

                                              Power of Attorney for William E. Holzer.
                                              (Incorporated by reference to the Signature Page to Post-Effective
                                              Amendment No. 18 to the Registration Statement.)

                                              Power of Attorney for Daniel Pierce.
                                              (Incorporated by reference to the Signature Page to Post-Effective
                                              Amendment No. 19 to the Registration Statement.)

Item 25.          Persons Controlled by or under Common Control with Registrant

                  None

Item 26.          Number of Holders of Securities (as of August 31, 1995).

                                         (1)                                             (2)
                                   Title of Class                              Number of Shareholders
                                   --------------                              ----------------------
                   Shares of capital stock
                   ($.01 par value)
                     Scudder Global Fund                                                90,730
                     Scudder International Bond Fund                                    40,070
                     Scudder Short Term Global Income Fund                              22,496
                     Scudder Global Small Company Fund                                  25,094
                     Scudder Emerging Markets Income Fund                               11,448

Item 27.          Indemnification.

                  A policy of insurance covering Scudder, Stevens & Clark, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's Directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent error or accidental omission in the scope of their duties.

         Article Tenth of Registrant's Articles of Incorporation state as follows:

TENTH:            Liability and Indemnification

         To the fullest extent permitted by the Maryland General Corporation Law and the Investment Company Act of 1940, no director or officer of the Corporation shall be liable to the Corporation or to its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation, whether or not such

                                                         Part C - Page 8
person is a director or officer at the time of any proceeding in which liability is asserted. No amendment to these Articles of Amendment and Restatement or repeal of any of its provisions shall limit or eliminate the benefits provided to directors and officers under this provision with respect to any act or omission which occurred prior to such amendment or repeal.

         The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required by Maryland law, including Section 2-418 of the Maryland General Corporation Law, as may be amended from time to time, and the Investment Company Act of 1940. The By-laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled.

         The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability.

         The rights provided to any person by this Article shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Amendment and Restatement shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

         Nothing in these Articles of Amendment and Restatement shall be deemed to (i) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission under those Acts or (ii) protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or her duties or by reason of his or her reckless disregard of his or her obligations and duties hereunder.

Item 28.          Business or Other Connections of Investment Adviser

                  The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ---------------------------------------

Stephen R. Beckwith        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Supervisory Director, The Latin America Income and Appreciation Fund N.V. (investment company) +
                           Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae  Mortgage Securities I
                                 & II (investment company) +
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A. (investment manager) #
                           Trustee, Scudder Funds Trust (investment company)*
                           President & Director, The Latin America Dollar Income Fund, Inc.  (investment company)**
                           President & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Director, Inverlatin Dollar Income Fund, Inc. (investment company) Georgetown, Grand
                                 Cayman, Cayman Islands
                           Director, ProMexico Fixed Income Dollar Fund, Inc. (investment company) Georgetown,
                                 Grand Cayman, Cayman Islands
                           Director, Canadian High Income Fund (investment company)#
                           Director, Hot Growth Companies Fund (investment company)#
                           Partner, George Birdsong Co., Rye, NY


                                                         Part C - Page 9

Nicholas Bratt             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           President & Director, The Brazil Fund, Inc. (investment company)**
                           President & Director, The First Iberian Fund, Inc. (investment company)**
                           President & Director, Scudder International Fund, Inc.  (investment company)**
                           President & Director, Scudder Global Fund, Inc. (Director only on Scudder Global Fund, a series of Scudder Global Fund, Inc.) (investment company)**
                           President & Director, The Korea Fund, Inc. (investment company)**
                           President & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President, The Argentina Fund, Inc. (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Vice President, Scudder, Stevens & Clark Overseas Corporationoo

Linda C. Coughlin          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director, Scudder Investor Services, Inc. (broker/dealer)**
                           President & Trustee, AARP Cash Investment Funds  (investment company)**
                           President & Trustee, AARP Growth Trust (investment company)**
                           President & Trustee, AARP Income Trust (investment company)**
                           President & Trustee, AARP Tax Free Income Trust  (investment company)**
                           Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima        Director, Scudder, Stevens & Clark, Inc. (investment adviser)*
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

Jerard K. Hartman          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder California Tax Free Trust (investment company)*
                           Vice President, Scudder Equity Trust (investment company)*
                           Vice President, Scudder Cash Investment Trust (investment company)*
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President, Scudder Portfolio Trust (investment company)*
                           Vice President, Scudder International Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President, Scudder Municipal Trust (investment company)*
                           Vice President, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President, Scudder New Asia Fund, Inc. (investment company)**
                           Vice President, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President, Scudder Securities Trust (investment company)*
                           Vice President, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder Funds Trust (investment company)*
                           Vice President, Scudder Tax Free Money Fund (investment company)*
                           Vice President, Scudder Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund (investment company)*
                           Vice President, Scudder Variable Life Investment Fund (investment company)*
                           Vice President, The Brazil Fund, Inc. (investment company)**
                           Vice President, The Korea Fund, Inc. (investment company)**
                           Vice President, The Argentina Fund, Inc. (investment company)**

                                                         Part C - Page 10

                           Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian
                           investment adviser) Toronto, Ontario, Canada
                           Vice President, The First Iberian Fund, Inc. (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**

Richard A. Holt            Director, Scudder, Stevens & Clark, Inc. (investment adviser)++
                           Vice President, Scudder Variable Life Investment Fund (investment company)*

Dudley H. Ladd             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Senior Vice President & Director, Scudder Investor Services, Inc. (broker/dealer)*
                           President & Director, SFA, Inc. (advertising agency)*
                           Vice President & Trustee, Scudder Cash Investment Trust  (investment company)*
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Portfolio Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund  (investment company)*

Douglas M. Loudon          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President & Trustee, Scudder Equity Trust (investment company)*
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Trustee, Scudder Securities Trust (investment company)*
                           Vice President, AARP Cash Investment Funds (investment company)**
                           Vice President, AARP Growth Trust (investment company)**
                           Vice President, AARP Income Trust (investment company)**
                           Vice President, AARP Tax Free Income Trust (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Chairman, World Capital Fund (investment company) Luxembourg ##
                           Managing Director, Kankaku - Scudder Capital Asset Management Corporation (investment adviser)**
                           Chairman & Director, Scudder, Stevens & Clark Japan,
                           Inc. (investment adviser)###
                           President, The Japan Fund, Inc. (investment company)**
                           Trustee, Scudder, Stevens & Clark Supplemental Retirement Income Plan
                           Trustee, Scudder, Stevens & Clark Profit Sharing Plan **
                           Chairman & Director, The World Capital Fund (investment company) Luxembourg
                           Chairman & Director, Scudder, Stevens & Clark (Luxembourg), S.A., Luxembourg#
                           Chairman, Canadian High Income Fund (investment company) #
                           Chairman, Hot Growth Companies Fund (investment company) #
                           Vice President & Director, Scudder Precious Metals, Inc. xxx
                           Director, Berkshire Farm & Services for Youth Board of
                           Governors & President, Investment Counsel Association of America

John T. Packard            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, Montgomery Street Income Securities, Inc. (investment company) o
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x

                                                         Part C - Page 11

Juris Padegs               Secretary & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Director, The Brazil Fund, Inc.  (investment company)**
                           Vice President & Trustee, Scudder Equity Trust (investment company)*
                           Chairman & Director, The First Iberian Fund, Inc. (investment company)**
                           Trustee, Scudder Funds Trust (investment company)*
                           Vice President & Assistant Secretary, Scudder Global Fund, Inc. (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*
                           Vice President, Assistant Secretary & Director, Scudder International Fund, Inc.
                                 (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Assistant Secretary, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President, Assistant Secretary & Director, Scudder New Asia Fund, Inc. (investment company)**
                           Trustee, Scudder Securities Trust (investment company)*
                           Vice President & Trustee, Scudder Tax Free Money Fund (investment company)*
                           Trustee, Scudder Tax Free Trust (investment company)*
                           Chairman & Director, The Korea Fund, Inc. (investment company)**
                           Vice President & Director, The Argentina Fund, Inc. (investment company)**
                           Secretary, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser),
                                 Toronto, Ontario, Canada
                           Vice President & Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Assistant Secretary, SFA, Inc. (advertising agency)*
                           Vice President & Director, Scudder Investor Services, Inc. (broker/dealer)**
                           Assistant Treasurer & Director, Kankaku - Scudder Capital Asset Management (investment adviser)**
                           Chairman & Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Chairman & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Chairman & Supervisory Director, Sovereign High Yield Investment Company N.V.
                                 (investment company) +
                           Director, President Investment Trust Corporation (Joint Venture)***
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder Precious Metals, Inc. xxx
                           Vice President & Director, Scudder Service Corporation (in-house transfer agent)*
                           Chairman, Scudder, Stevens & Clark Overseas Corporationoo
                           Director, Scudder Trust (Cayman) Ltd. (trust services company)xxx
                           Director, ICI Mutual Insurance Company, Inc., Washington, D.C.
                           Director, Baltic International USA
                           Director, Baltic International Airlines (a limited liability company) Riga, Latvia

Daniel Pierce              Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Trustee, California Tax Free Trust (investment company)*
                           President & Trustee, Scudder Equity Trust (investment company)**
                           Director, The First Iberian Fund, Inc. (investment company)**
                           President & Trustee, Scudder GNMA Fund (investment company)*
                           President & Trustee, Scudder Portfolio Trust (investment company)*
                           President & Trustee, Scudder Funds Trust (investment company)*
                           President & Director, Scudder Institutional Fund, Inc. (investment company)**
                           President & Director, Scudder Fund, Inc. (investment company)**
                           Director, Scudder International Fund, Inc. (investment company)**

                                                         Part C - Page 12

                           President & Trustee, Scudder Investment Trust (investment company)*
                           Vice President & Trustee, Scudder Municipal Trust (investment company)*
                           President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Director, Scudder New Asia Fund, Inc. (investment company)**
                           President & Trustee, Scudder Securities Trust (investment company)**
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                           Director, The Brazil Fund, Inc. (until 7/94) (investment company)**
                           Vice President & Assistant Treasurer, Montgomery Street Income Securities, Inc.
                                 (investment company)o
                           Vice President & Director, Scudder Global Fund, Inc.  (investment company)**
                           Vice President, Director & Assistant Treasurer, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           President & Director, Scudder Service Corporation (in-house transfer agent)*
                           Chairman & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser), Toronto, Ontario, Canada
                           Chairman, Assistant Treasurer & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder Precious Metals, Inc. xxx
                           Chairman & Director, Scudder Global Opportunities Funds (investment company) Luxembourg
                           Chairman, Scudder, Stevens & Clark, Ltd. (investment adviser) London, England
                           Director, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                           Director, Scudder Realty Holdings Corporation (a real estate holding company)*
                           Director, Scudder Latin America Investment Trust PLC (investment company)@
                           Incorporator, Scudder Trust Company (a trust company)+++
                           Director, Fiduciary Trust Company (banking & trust company) Boston, MA
                           Director, Fiduciary Company Incorporated (banking & trust company) Boston, MA
                           Trustee, New England Aquarium, Boston, MA

Cornelia M. Small          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, AARP Cash Investment Funds (investment company)*
                           Vice President, AARP Growth Trust (investment company)*
                           Vice President, AARP Income Trust (investment company)*
                           Vice President, AARP Tax Free Income Trust (investment company)*

Edmond D. Villani          President & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Director, Scudder Global Fund, Inc. (investment company)**
                           Chairman & Director, Scudder International Fund, Inc. (investment company)**
                           Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                           Trustee, Scudder Securities Trust (investment company)*
                           Chairman & Director, The Argentina Fund, Inc. (investment company)**
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Chairman & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Chairman & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I
                                 & II (investment company)+
                           Director, The Brazil Fund, Inc. (investment company)**
                           Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                           President & Director, Scudder, Stevens & Clark Overseas Corporation oo

                                                         Part C - Page 13

                           President & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Director, IBJ Global Investment Manager S.A., (Luxembourg investment management company) Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         ++       Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
         +++      5 Industrial Way, Salem, NH
         o        101 California Street, San Francisco, CA
         #        11, rue Aldringen, L-1118 Luxembourg, Grand-Duchy of Luxembourg
         +        John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
         xx       De Ruyterkade 62, P.O. Box 812, Willemstad Curacao, Netherlands Antilles
         ##       2 Boulevard Royal, Luxembourg
         ***      B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         @        c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon

Item 29.          Principal Underwriters.

         (a)      Scudder California Tax Free Trust
                  Scudder Cash Investment Trust
                  Scudder Equity Trust
                  Scudder Fund, Inc.
                  Scudder Funds Trust
                  Scudder Global Fund, Inc.
                  Scudder GNMA Fund
                  Scudder Institutional Fund, Inc.
                  Scudder International Fund, Inc.
                  Scudder Investment Trust
                  Scudder Municipal Trust
                  Scudder Mutual Funds, Inc.
                  Scudder Portfolio Trust
                  Scudder Securities Trust
                  Scudder State Tax Free Trust
                  Scudder Tax Free Money Fund
                  Scudder Tax Free Trust
                  Scudder U.S. Treasury Money Fund
                  Scudder Variable Life Investment Fund
                  AARP Cash Investment Funds
                  AARP Growth Trust
                  AARP Income Trust
                  AARP Tax Free Income Trust
                  The Japan Fund, Inc.

                                                         Part C - Page 14

         (b)

         (1)                               (2)                                     (3)


         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ------------------                -------------------------------         -----------------------
         E. Michael Brown                  Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Mark S. Casady                    Vice President and Director             None
         Two International Place
         Boston, MA  02110

         Linda Coughlin                    Director                                None
         345 Park Avenue
         New York, NY  10154

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Coleen Downs Dinneen              Assistant Clerk                         Assistant Secretary
         Two International Place
         Boston, MA  02110

         Paul J. Elmlinger                 Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Cuyler W. Findlay                 Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Vice President, Director,               Vice President
         Two International Place           Treasurer and Assistant Clerk
         Boston, MA 02110

         Dudley H. Ladd                    Senior Vice President and               None
         Two International Place           Director
         Boston, MA 02110

         David S. Lee                      President, Assistant                    Vice President and
         Two International Place           Treasurer and Director                  Assistant Treasurer
         Boston, MA 02110

         Douglas M. Loudon                 Senior Vice President                   Vice President
         345 Park Avenue
         New York, NY  10154

                                                         Part C - Page 15

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ------------------                -------------------------------         -----------------------
         Thomas F. McDonough               Clerk                                   Vice President and
         Two International Place                                                   Secretary
         Boston, MA 02110

         Thomas H. O'Brien                 Assistant Treasurer                     None
         345 Park Avenue
         New York, NY  10154

         Edward J. O'Connell               Assistant Treasurer                     Vice President and
         345 Park Avenue                                                           Assistant Treasurer
         New York, NY 10154

         Juris Padegs                      Vice President and Director             Vice President and
         345 Park Avenue                                                           Assistant Secretary
         New York, NY 10154

         Daniel Pierce                     Vice President, Director                Director and Vice President
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Vice President                          Vice President and
         345 Park Avenue                                                           Assistant Secretary
         New York, NY  10154

         Edmund J. Thimme                  Vice President and Director             None
         345 Park Avenue
         New York, NY  10154

         David B. Watts                    Assistant Treasurer                     None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA 02110

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.


         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage
                 Underwriter             Commissions       and Repurchases       Commissions      Other Compensation
                 -----------             -----------       ---------------       -----------      ------------------
                Scudder Investor              None                None                None               None
                Services, Inc.

                                                         Part C - Page 16

Item 30.          Location of Accounts and Records.

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., 345 Park Avenue, New York, NY 10154. Records relating to the duties of the Registrant's custodian (on behalf of Scudder Global Fund) are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's custodian (on behalf of Scudder International Bond Fund, Scudder Short Term Global Income Fund, Scudder Global Small Company Fund and Scudder Emerging Markets Income
                  Fund) are maintained by Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts.

Item 31.          Management Services.

                  Inapplicable.

Item 32.          Undertakings.

                  None.

                                Part C - Page 17

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 16th day of October, 1995.

                                             SCUDDER GLOBAL FUND, INC.

                                             By  /s/Thomas F. McDonough

                                                 Thomas F. McDonough
                                                 Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----
/s/Edmond D. Villani
Edmond D. Villani*                          Chairman of the Board and Director           October 16, 1995


/s/Nicholas Bratt
Nicholas Bratt*                             President, Scudder Short Term Global         October 16, 1995
                                            Income Fund, Scudder International
                                            Bond Fund, Scudder Global Small
                                            Company Fund and Scudder Emerging
                                            Markets Income Fund (Principal
                                            Executive Officer of these Series)
                                            and Director

/s/William E. Holzer
William E. Holzer*                          President, Scudder Global Fund               October 16, 1995
                                            (Principal Executive Officer of this
                                            Series)

/s/Paul Bancroft, III
Paul Bancroft, III*                         Director                                     October 16, 1995

/s/Thomas J. Devine
Thomas J. Devine*                           Director                                     October 16, 1995

/s/William H. Gleysteen, Jr.
William H. Gleysteen, Jr.*                  Director                                     October 16, 1995

/s/William H. Luers
William H. Luers*                           Director                                     October 16, 1995

/s/Daniel Pierce
Daniel Pierce*                              Director and Vice President                  October 16, 1995


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----
/s/Robert G. Stone, Jr.
Robert G. Stone, Jr.*                       Director                                     October 16, 1995

/s/Pamela A. McGrath
Pamela A. McGrath                           Vice President and Treasurer                 October 16, 1995
                                            (Principal Financial and Accounting
                                            Officer)



*By:     /s/Thomas F. McDonough
         Thomas F. McDonough
         Attorney-in-fact pursuant to powers of attorney included with the signature pages of Post-Effective Amendment No. 10 to the Registration Statement filed July 1, 1991, Post-Effective Amendment No. 18 to the Registration Statement filed September 2, 1993 and Post-Effective Amendment No. 19 to the Registration Statement filed November 1, 1993.

                                                               File No. 33-5724
                                                               File No. 811-4670


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 24
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 27
                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                            SCUDDER GLOBAL FUND, INC.

                            SCUDDER GLOBAL FUND, INC.

                                  Exhibit Index


                                  Exhibit 5(g)


                                  Exhibit 8(k)


                                 Exhibit 9(a)(3)


                                 Exhibit 9(b)(3)


                                 Exhibit 9(c)(2)


                                  Exhibit 9(d)


                                  Exhibit 9(e)


                                   Exhibit 10


                                   Exhibit 11


                                   Exhibit 17